United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04984

                             AMERICAN BEACON FUNDS
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                          Douglas G. Herring, PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: October 31, 2007

                   Date of reporting period: January 31, 2007

ITEM 1. SCHEDULES OF INVESTMENTS.

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2007 (Unaudited)

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
COMMON STOCKS - 58.10%
CONSUMER DISCRETIONARY - 6.68%
   AUTO COMPONENTS - 0.17%
      Magna International, Inc. ....................         22,000   $    1,719
                                                                      ----------
   HOTELS, RESTAURANTS & LEISURE - 1.35%
      Carnival Corp. ...............................         95,700        4,934
      Harrah's Entertainment, Inc. .................         31,100        2,628
      McDonald's Corp. .............................         24,600        1,091
      Wyndham Worldwide Corp. ##....................        114,060        3,559
      Yum! Brands, Inc. ............................         30,200        1,812
                                                                      ----------
                                                                          14,024
                                                                      ----------
   HOUSEHOLD DURABLES - 1.83%
      Centex Corp. .................................        144,300        7,747
      Fortune Brands, Inc. + .......................         45,800        3,834
      Koninklijke (Royal) Philips Electronics NV ...         35,531        1,391
      Newell Rubbermaid, Inc. + ....................         53,100        1,569
      Pulte Homes, Inc. + ..........................        127,600        4,382
                                                                      ----------
                                                                          18,923
                                                                      ----------
   MEDIA - 1.14%
      CBS Corp. + ..................................         70,700        2,204
      Idearc, Inc. ## + ............................          4,346          141
      The Interpublic Group of Companies, Inc.
         ## + ......................................        238,700        3,141
      R.H. Donnelley Corp. + .......................         53,200        3,542
      The Walt Disney Company Ltd. .................         78,700        2,768
                                                                      ----------
                                                                          11,796
                                                                      ----------
   MULTILINE RETAIL - 1.05%
      Federated Department Stores, Inc. ............        106,654        4,425
      Target Corp. .................................         57,600        3,534
      Wal-Mart Stores, Inc. ........................         61,700        2,943
                                                                      ----------
                                                                          10,902
                                                                      ----------
   SPECIALTY RETAIL - 0.95%
      The Home Depot, Inc. .........................        241,200        9,826
                                                                      ----------
   TEXTILES & APPAREL - 0.19%
      Liz Claiborne, Inc. + ........................         45,300        2,011
                                                                      ----------
   TOTAL CONSUMER DISCRETIONARY                                           69,201
                                                                      ----------
   CONSUMER STAPLES - 4.15%
      BEVERAGES - 0.51%
      Constellation Brands, Inc. ## + ..............         22,700          562
      Diageo plc, ADR ..............................         59,600        4,692
                                                                      ----------
                                                                           5,254
                                                                      ----------
   FOOD & DRUG RETAILING - 0.30%
      Safeway, Inc. ................................         87,300        3,145
                                                                      ----------

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
   FOOD PRODUCTS - 0.81%
      ConAgra Foods, Inc. ..........................         90,500   $    2,327
      General Mills, Inc. ..........................         34,700        1,986
      Unilever plc, ADR + ..........................        149,580        4,085
                                                                      ----------
                                                                           8,398
                                                                      ----------
   TOBACCO - 2.53%
      Altria Group, Inc. ...........................        125,800       10,994
      Gallaher Group plc, ADR + ....................         20,900        1,859
      Imperial Tobacco Group plc, ADR ..............        112,200        9,135
      UST, Inc. + ..................................         74,500        4,279
                                                                      ----------
                                                                          26,267
                                                                      ----------
   TOTAL CONSUMER STAPLES                                                 43,064
                                                                      ----------
ENERGY - 3.94%
   OIL & GAS - 3.94%
      Chevron Corp. ................................         81,028        5,905
      ConocoPhillips ...............................        230,176       15,286
      Devon Energy Corp. ...........................         97,800        6,855
      Duke Energy Corp. ............................        196,600        3,871
      Occidental Petroleum Corp. ...................        138,500        6,421
      Petro-Canada .................................         39,400        1,531
      Sunoco, Inc. .................................         14,600          922
                                                                      ----------
   TOTAL ENERGY                                                           40,791
                                                                      ----------
FINANCIALS - 17.27%
   BANKS - 4.90%
      Bank of New York, Inc. .......................         38,500        1,540
      Bank of America Corp. ........................        384,096       20,196
      Comerica, Inc. ...............................         31,400        1,862
      First Horizon National Corp. + ...............         22,700          990
      KeyCorp ......................................         64,700        2,470
      SunTrust Banks, Inc. .........................         10,400          864
      U.S. Bancorp .................................        111,260        3,961
      UnionBanCal Corp. + ..........................         16,000        1,034
      Wachovia Corp. ...............................         75,600        4,271
      Washington Mutual, Inc. + ....................        168,200        7,500
      Wells Fargo & Co. ............................        169,500        6,089
                                                                      ----------
                                                                          50,777
                                                                      ----------
   DIVERSIFIED FINANCIALS - 6.15%
      The Bear Stearns Cos., Inc. ..................         21,500        3,544
      Capital One Financial Corp. ..................         39,700        3,192
      Citigroup, Inc. ..............................        287,842       15,869
      Federal Home Loan Mortgage Corp. .............         94,000        6,103
      Federal National Mortgage Association ........         46,900        2,651
      The Goldman Sachs Group, Inc. ................         18,500        3,925
      JP Morgan Chase & Co. ........................        285,334       14,532

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
      Merrill Lynch & Co., Inc. ....................         43,500   $    4,070
      Morgan Stanley Dean Witter & Co. .............         55,100        4,562
      SLM Corp. ....................................        115,200        5,295
                                                                      ----------
                                                                          63,743
                                                                      ----------
   INSURANCE - 5.59%
      ACE Ltd. .....................................         76,900        4,443
      The Allstate Corp. ...........................         89,100        5,360
      American International Group, Inc. ...........         66,400        4,545
      AON Corp. ....................................         30,200        1,083
      Assurant, Inc. ...............................         17,000          945
      Conseco, Inc. ## + ...........................         95,000        1,886
      Genworth Financial, Inc. .....................        171,400        5,982
      The Hartford Financial Services Group, Inc. ..         15,400        1,462
      MetLife, Inc. ................................        139,780        8,683
      MGIC Investment Corp. + ......................         50,500        3,117
      Prudential Financial, Inc. ...................         12,800        1,141
      The St. Paul Travelers Companies, Inc. .......        177,300        9,016
      UnumProvident Corp. + ........................        182,700        4,019
      XL Capital Ltd. ..............................         90,700        6,258
                                                                      ----------
                                                                          57,940
                                                                      ----------
   REAL ESTATE - 0.63%
      Realogy Corp. ## + ...........................         85,975        2,571
      The St. Joe Co. + ............................         67,800        3,925
                                                                      ----------
                                                                           6,496
                                                                      ----------
   TOTAL FINANCIALS                                                      178,956
                                                                      ----------
HEALTH CARE - 4.66%
   HEALTH CARE EQUIPMENT & SUPPLIES - 0.50%
      Baxter International, Inc. ...................        104,400        5,184
                                                                      ----------
   HEALTH CARE PROVIDERS & SERVICES - 1.42%
      Cigna Corp. ..................................         30,500        4,038
      Omnicare, Inc. + .............................          6,000          241
      Tenet Healthcare Corp. ## + ..................        274,000        1,935
      UnitedHealth Group, Inc. .....................         49,800        2,603
      WellPoint, Inc. ## ...........................         75,700        5,933
                                                                      ----------
                                                                          14,750
                                                                      ----------
   PHARMACEUTICALS - 2.74%
      Bristol-Myers Squibb Co. .....................        255,200        7,347
      Eli Lilly & Co. ..............................         22,500        1,218
      Johnson & Johnson ............................         21,900        1,463
      Merck & Co., Inc. ............................         26,100        1,168
      Pfizer, Inc. .................................        384,500       10,089
      Schering-Plough Corp. ........................        168,800        4,220

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
      Wyeth ........................................         58,000   $    2,866
                                                                      ----------
                                                                          28,371
                                                                      ----------
   TOTAL HEALTH CARE                                                      48,305
                                                                      ----------
INDUSTRIALS - 7.96%
   AEROSPACE & DEFENSE - 1.77%
      The Boeing Co. ...............................         53,400        4,783
      Lockheed Martin Corp. ........................         10,000          972
      Northrop Grumman Corp. .......................         78,800        5,590
      Raytheon Co. .................................         69,500        3,607
      United Technologies Corp. ....................         49,300        3,353
                                                                      ----------
                                                                          18,305
                                                                      ----------
   AIR FREIGHT & COURIERS - 0.19%
      FedEx Corp. ..................................         18,300        2,020
                                                                      ----------
   COMMERCIAL SERVICES & SUPPLIES - 0.27%
      Waste Management, Inc. .......................         74,407        2,826
                                                                      ----------
   ELECTRICAL EQUIPMENT - 0.42%
      American Power Conversion Corp. ..............        141,500        4,350
                                                                      ----------
   INDUSTRIAL CONGLOMERATES - 2.97%
      3M Co. .......................................         40,300        2,994
      General Electric Co. .........................        199,100        7,178
      Honeywell International, Inc. ................        194,400        8,882
      Textron, Inc. ................................         31,800        2,963
      Tyco International Ltd. ......................        274,900        8,764
                                                                      ----------
                                                                          30,781
                                                                      ----------
   MACHINERY - 1.81%
      Caterpillar, Inc. ............................         66,800        4,280
      Flowserve Corp. ## ...........................         76,400        4,054
      Illinois Tool Works, Inc. ....................        125,900        6,420
      ITT Industries, Inc. .........................         67,300        4,014
                                                                      ----------
                                                                          18,768
                                                                      ----------
   RENTAL AUTO/EQUIPMENT - 0.06%
      Avis Budget Group, Inc. ......................         24,630          627
                                                                      ----------
   TRANSPORTATION INFRASTRUCTURE - 0.47%
      Burlington Northern Santa Fe Corp. ...........         60,700        4,878
                                                                      ----------
   TOTAL INDUSTRIALS                                                      82,555
                                                                      ----------
INFORMATION TECHNOLOGY - 5.23%
   COMMERCIAL SERVICES & SUPPLIES - 0.19%
                                                                      ----------
      First Data Corp. .............................         76,600        1,904
                                                                      ----------

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
   COMMUNICATIONS EQUIPMENT - 0.43%
      Nokia Corp., ADR .............................        199,600   $    4,411
                                                                      ----------
   COMPUTERS & PERIPHERALS - 1.56%
      Hewlett-Packard Co. ..........................        202,800        8,777
      International Business Machines Corp. ........         74,800        7,416
                                                                      ----------
                                                                          16,193
                                                                      ----------
   IT CONSULTING & SERVICES - 1.06%
      Computer Sciences Corp. ## + .................         30,100        1,579
      Electronic Data Systems Corp. ................        357,300        9,401
                                                                      ----------
                                                                          10,980
                                                                      ----------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.18%
      Intel Corp. ..................................         90,300        1,893
                                                                      ----------
   SOFTWARE - 1.81%
      BMC Software, Inc. ## ........................         56,300        1,936
      CA, Inc. .....................................        392,074        9,626
      Microsoft Corp. ..............................        234,100        7,224
                                                                      ----------
                                                                          18,786
                                                                      ----------
   TOTAL INFORMATION TECHNOLOGY                                           54,167
                                                                      ----------
MATERIALS - 2.40%
   CHEMICALS - 1.52%
      Air Products & Chemicals, Inc. ...............         27,400        2,046
      Dow Chemical Co. .............................         44,100        1,832
      E. I. du Pont de Nemours & Co. ...............         47,200        2,339
      Eastman Chemical Co. + .......................         35,600        2,085
      Lyondell Chemical Co. + ......................        156,900        4,961
      The Mosaic Co. ## + ..........................         24,100          480
      PPG Industries, Inc. .........................         28,800        1,909
      Tronox, Inc. + ...............................          4,128           59
                                                                      ----------
                                                                          15,711
                                                                      ----------
   METALS & MINING - 0.61%
      Alcoa, Inc. ..................................        196,796        6,356
                                                                      ----------
   PAPER & FOREST PRODUCTS - 0.27%
      Sappi Ltd., ADR + ............................         24,500          344
      Weyerhaeuser Co. .............................         32,800        2,460
                                                                      ----------
                                                                           2,804
                                                                      ----------
   TOTAL MATERIALS                                                        24,871
                                                                      ----------
TELECOMMUNICATION SERVICES - 2.31%
   DIVERSIFIED TELECOMMUNICATION - 2.31%
      AT&T, Inc. ...................................        351,277       13,219

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
      Verizon Communications, Inc. .................        278,928   $   10,744
                                                                      ----------
   TOTAL TELECOMMUNICATION SERVICES                                       23,963
                                                                      ----------
UTILITIES - 3.50%
   ELECTRIC UTILITIES - 3.25%
      CenterPoint Energy, Inc. + ...................        125,200        2,161
      Dominion Resources, Inc. .....................         49,600        4,115
      DTE Energy Co. + .............................         47,200        2,188
      Entergy Corp. ................................         65,300        6,063
      Exelon Corp. .................................        221,700       13,300
      FPL Group, Inc. ..............................         80,800        4,577
      Public Service Enterprise Group, Inc. + ......         19,900        1,334
                                                                      ----------
                                                                          33,738
                                                                      ----------
   GAS UTILITIES - 0.25%
      Spectra Energy Corp. ## ......................         98,300        2,568
                                                                      ----------
   TOTAL UTILITIES                                                        36,306
                                                                      ----------
   TOTAL COMMON STOCKS                                                   602,179
                                                                      ----------

                                                            PAR
                                                          AMOUNT
                                                       ------------
CORPORATE OBLIGATIONS - 6.92%
   BANKS - 1.05%
      Banco Popular North America, Inc., 4.25%,
         Due 4/1/2008 ..............................   $        500          492
      Bank of America Corp.,
         3.375%, Due 2/17/2009 .....................            450          434
         5.375%, Due 8/15/2011 .....................          1,015        1,019
      Bank One Corp.,
         5.90%, Due 11/15/2011 .....................            700          714
         4.90%, Due 4/30/2015 ......................            450          431
      Capital One Bank,
         6.70%, Due 5/15/2008 ......................            450          457
         5.125%, Due 2/15/2014 + ...................            450          440
      Credit Suisse First Boston, 6.50%, Due
         5/1/2008 ++ ...............................            750          758
      ING Bank, NV, 5.125%, Due 5/1/2015 ++ ........            450          436
      JP Morgan Chase & Co., 6.75%, Due 2/1/2011 ...          1,200        1,255
      National City Bank, 4.50%, Due 3/15/2010 .....          1,500        1,455
      Synovus Financial Corp., 4.875%, Due
         2/15/2013 .................................            450          436
      Wachovia Corp., 5.70%, Due 8/1/2013 ..........            585          594
      Washington Mutual Finance Corp., 6.875%,
         Due 5/15/2011 .............................            535          566
      Washington Mutual, Inc.,
         8.25%, Due 4/1/2010 .......................            500          538
         4.625%, Due 4/1/2014 ......................            950          888
                                                                      ----------
                                                                          10,913
                                                                      ----------

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                           PAR
                                                          AMOUNT         VALUE
                                                       ------------   ----------
                                                        (DOLLARS IN THOUSANDS)
   COMMUNICATIONS - 0.27%
      Comcast Cable Communications Holdings,
         Inc., 8.375%, Due 3/15/2013 ...............   $        950   $    1,083
      Comcast Corp.,
         5.30%, Due 1/15/2014 ......................            710          694
         5.875%, Due 2/15/2018 .....................            345          343
      Time Warner, Inc., 7.70%, Due 5/1/2032 .......            550          622
                                                                      ----------
                                                                           2,742
                                                                      ----------
   CONSUMER DISCRETIONARY - 0.11%
      Wal-Mart Stores, Inc.,
         4.55%, Due 5/1/2013 .......................            635          607
         7.55%, Due 2/15/2030 ......................            450          539
                                                                      ----------
                                                                           1,146
                                                                      ----------
   ENERGY - 0.18%
      Canadian Natural Resources Ltd., 6.00%,
         Due 8/15/2016 .............................            505          505
      Enbridge Energy Partners LP, 5.875%, Due
         12/15/2016 ................................            340          337
      EOG Resources, Inc., 4.75%, Due
         3/15/2014 ++ ..............................            425          405
      Pemex Project Funding Master
         Trust, 8.50%, Due 2/15/2008 ...............            610          626
                                                                      ----------
                                                                           1,873
                                                                      ----------
   FINANCE - 1.10%
      American General Finance Corp.,
         5.375%, Due 9/1/2009 ......................            840          839
         4.875%, Due 5/15/2010 .....................            500          492
      Ameriprise Financial, Inc., 5.35%, Due
         11/15/2010 ................................            850          850
      The Bear Stearns Cos., Inc., 2.875%, Due
         7/2/2008 ..................................            800          774
      General Electric Capital Corp., 4.375%, Due
         3/3/2012 ..................................            865          828
      The Goldman Sachs Group, Inc., 4.75%, Due
         7/15/2013 .................................            400          384
      HSBC Finance Corp., 5.25%, Due 1/14/2011 + ...          1,800        1,795
      International Lease Finance Corp., 6.375%,
         Due 3/15/2009 .............................          1,025        1,045
      John Deere Capital Corp., 5.40%, Due
         10/17/2011 ................................            525          524
      Lehman Brothers Holdings, Inc., 4.25%, Due
         1/27/2010 .................................            450          437
      Merrill Lynch & Co., Inc.,
         6.00%, Due 2/17/2009 ......................          1,000        1,013
      Merrill Lynch & Co., Inc.,
         5.45%, Due 7/15/2014 ......................            400          399
         6.11%, Due 1/29/2037 ......................            500          494
      SLM Corp.,
         4.50%, Due 7/26/2010 ......................          1,000          973

                                                           PAR
                                                          AMOUNT         VALUE
                                                       ------------   ----------
                                                        (DOLLARS IN THOUSANDS)
      5.45%, Due 4/25/2011 .........................   $        520   $      521
                                                                      ----------
                                                                          11,368
                                                                      ----------
   INDUSTRIALS - 1.74%
      Abbott Laboratories, 5.60%, Due 5/15/2011 ....            395          399
      Amgen, Inc., 4.00%, Due 11/18/2009 ...........            415          402
      Baxter International, Inc., 5.90%, Due
         9/1/2016 ..................................            620          632
      BHP Billiton Finance USA Ltd., 4.80%, Due
         4/15/2013 .................................            450          434
      Bunge Ltd Finance Corp.,
         7.80%, Due 10/15/2012 .....................            400          431
         5.35%, Due 4/15/2014 ......................            150          143
      Caterpillar Financial Services Corp., 4.15%,
         Due 1/15/2010 .............................            500          485
      Caterpillar, Inc., 6.05%, Due 8/15/2036 ......            350          357
      Cisco Systems, Inc., 5.50%, Due 2/22/2016 ....            600          599
      Con-way, Inc., 8.875%, Due 5/1/2010 ..........          1,850        2,006
      CRH America, Inc., 6.00%, Due 9/30/2016 ......            315          318
      CSX Corp., 6.75%, Due 3/15/2011 ..............            500          522
      DaimlerChrysler NA Holding Corp.,
         4.75%, Due 1/15/2008 ......................            450          446
      DaimlerChrysler NA Holding Corp.,
         7.75%, Due 1/18/2011 ......................          1,000        1,068
         5.875%, Due 3/15/2011 .....................            450          451
      John Deere Capital Corp., 4.125%, Due
         1/15/2010 .................................          1,250        1,208
      Lockheed Martin Corp., 7.20%, Due 5/1/2036 ...            385          451
      Martin Marietta Materials, Inc., 6.90%, Due
         8/15/2007 .................................            200          201
      Masco Corp., 6.125%, Due 10/3/2016 ...........            310          312
      Motorola, Inc., 8.00%, Due 11/1/2011 .........            580          636
      Nissan Motor Acceptance Corp., 5.625%,
         Due 3/14/2011 ++ ..........................            700          697
      Norfolk Southern Corp., 8.625%, Due
         5/15/2010 .................................            500          547
      Schering-Plough Corp., 6.75%, Due
         12/1/2033 .................................            790          852
      Unilever Capital Corp., 7.125%, Due
         11/1/2010 .................................          2,000        2,116
      Union Pacific Corp.,
         3.875%, Due 2/15/2009 .....................            775          752
         6.50%, Due 4/15/2012 ......................            450          470
      Weyerhaeuser Co., 5.95%, Due 11/1/2008 .......            340          342
      Wyeth Corp., 5.50%, Due 2/1/2014 .............            780          779
                                                                      ----------
                                                                          18,056
                                                                      ----------
   INSURANCE - 0.82%
      Aegon Funding Corp., 5.75%, Due 12/15/2020 ...            450          451
      American International Group, Inc., 6.25%,
         Due 5/1/2036 ..............................            450          472

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                           PAR
                                                          AMOUNT         VALUE
                                                       ------------   ----------
                                                        (DOLLARS IN THOUSANDS)
      ASIF Global Financing, 3.90%, Due
         10/22/2008 ++ .............................   $        700   $      684
      Hartford Financial Services Group,
         Inc., 5.663%, Due 11/16/2008 ..............            730          731
      John Hancock Global Funding II, 7.90%, Due
         7/2/2010 ++ ...............................          1,375        1,478
      Liberty Mutual Insurance Co., 7.875%, Due
         10/15/2026 + ++ ...........................          1,500        1,703
      Lincoln National Corp., 4.75%, Due
         2/15/2014 .................................            200          190
      MetLife, Inc.,
         5.375%, Due 12/15/2012 ....................            540          539
         5.00%, Due 6/15/2015 ......................            485          467
      Metropolitan Life Global Funding I, 4.625%,
         Due 8/19/2010 ++ ..........................            700          683
      Prudential Financial, Inc.,
         3.75%, Due 5/1/2008 .......................            335          327
      Prudential Financial, Inc.,
         4.50%, Due 7/15/2013 ......................            400          379
         5.10%, Due 9/20/2014 ......................            410          398
                                                                      ----------
                                                                           8,502
                                                                      ----------
   REAL ESTATE - 0.36%
      Equity Residential, 5.125%, Due 3/15/2016 ....            385          372
      iStar Financial, Inc., 5.875%,
         Due 3/15/2016 .............................            700          689
      ProLogis Trust, 7.10%, Due 4/15/2008 .........            470          476
      ProLogis,
         5.50%, Due 4/1/2012 .......................            450          447
         5.625%, Due 11/15/2016 ....................            450          446
      Simon Property Group LP,
         6.375%, Due 11/15/2007 ....................            400          402
      Simon Property Group LP,
         5.375%, Due 6/1/2011 ......................            450          448
         5.00%, Due 3/1/2012 .......................            440          431
                                                                      ----------
                                                                           3,711
                                                                      ----------
   TECHNOLOGY - 0.09%
      Cisco Systems, Inc., 5.25%, Due 2/22/2011 ....            950          949
                                                                      ----------
   TELEPHONE - 0.52%
      America Movil S.A. de C.V., 6.375%, Due
         3/1/2035 ..................................            675          652
      AT&T, Inc.,
         5.10%, Due 9/15/2014 ......................            485          469
      AT&T, Inc.,
         5.625%, Due 6/15/2016 .....................            450          448
         6.80%, Due 5/15/2036 + ....................            225          239
      Cingular Wireless Services, Inc., 8.75%, Due
         3/1/2031 ..................................            445          576
      Deutsche Telekom AG, 8.00%, Due 6/15/2010 ....            380          409

                                                           PAR
                                                          AMOUNT         VALUE
                                                       ------------   ----------
                                                        (DOLLARS IN THOUSANDS)
      Nextel Communications, Inc., 6.875%, Due
         10/31/2013 ................................   $        615   $      624
      Sprint Capital Corp., 8.375%, Due 3/15/2012 ..            450          499
      Telecom Italia S.p.A., 4.00%, Due
         11/15/2008 ................................            580          565
      Telefonica Emisiones SAU, 5.984%, Due
         6/20/2011 .................................            380          386
      Telefonos de Mexico, S.A. de C.V., 5.50%,
         Due 1/27/2015 .............................            500          485
                                                                      ----------
                                                                           5,352
                                                                      ----------
   UTILITIES - 0.68%
      Columbus Southern Power Co., 5.50%, Due
         3/1/2013 ..................................            710          707
      Dominion Resources, Inc., Series A, 5.60%,
         Due 11/15/2016 ............................            345          342
      Duke Energy Indiana, Inc., 6.05%, Due
         6/15/2016 + ...............................            520          529
      FPL Group Capital, Inc., 5.625%, Due
         9/1/2011 ..................................          1,025        1,034
      MidAmerican Energy Holdings Co.,
         5.875%, Due 10/1/2012 .....................            940          956
         6.125%, Due 4/1/2036 ......................            450          452
      Public Service Enterprise Group,
         Inc., 6.95%, Due 6/1/2012 .................            800          848
      Puget Sound Energy, Inc., 6.274%, Due
         3/15/2037 .................................            370          372
      Southern Power Co., 6.25%, Due 7/15/2012 .....            690          712
      Xcel Energy, Inc., 7.00%, Due 12/1/2010 ......          1,035        1,087
                                                                      ----------
                                                                           7,039
                                                                      ----------
   TOTAL CORPORATE OBLIGATIONS                                            71,651
                                                                      ----------
NON-AGENCY MORTGAGE-BACKED
OBLIGATIONS - 1.42%
   COMMERCIAL MORTGAGE-BACKED SECURITY - 0.79%
      Banc of America Commercial Mortgage,
         Inc., 2005-6, 5.001%, Due 9/10/2047 .......            864          856
      Bear Stearns Commercial Mortgage
         Securities, Inc.,
         2006-T22 A2, 5.467%, Due 4/12/2038 ........            590          593
      Bear Stearns Commercial Mortgage
         Securities, Inc.,
         2004-PWR5 A4, 4.831%, Due 7/11/2042 .......          1,015          980
         2005-T20 A2, 5.127%, Due 10/12/2042 .......            690          683
      Citigroup Commercial Mortgage
         Trust, 2004-C2 A3, 4.38%, Due
         10/15/2041 ................................            805          771
      General Electric Capital Commercial
         Mortgage Corp., 2003-C2 A2, 4.17%, Due
         7/10/2037 .................................            430          420

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                           PAR
                                                          AMOUNT         VALUE
                                                       ------------   ----------
                                                        (DOLLARS IN THOUSANDS)
      JP Morgan Chase Commercial Mortgage
         Securities Corp.,
         2004-CBX A4, 4.529%, Due 1/12/2037 ........   $        555   $      535
      JP Morgan Chase Commercial Mortgage
         Securities Corp.,
         2005-LDP3 A1, 4.655%, Due 8/15/2042 .......            350          345
      JP Morgan Chase Commercial Mortgage
         Securities Corp.,
         2005-LDP4 A1, 4.613%, Due 10/15/2042 ......            282          278
         2005-LDP1 A2, 4.625%, Due 3/15/2046 .......            845          827
      Prime Mortgage Trust, 2005-2, 5.25%, Due
         7/25/2020 .................................          1,900        1,882
                                                                      ----------
                                                                           8,170
                                                                      ----------
   WHOLE LOAN COLLATERALIZED MORTGAGE
   OBLIGATIONS - 0.63%
      Banc of America Mortgage Securities, Inc.,
         2004-8 3A1, 5.25%, Due 10/25/2019 .........          1,202        1,188
         4.779%, Due 5/25/2035 # ...................            955          940
      Bear Stearns Commercial Mortgage
         Securities, Inc., 2006-PW13 A4, 5.54%,
         Due 9/11/2041 .............................          1,215        1,217
      Chase Mortgage Finance Corp., 2006A1 A1,
         6.072%, Due 9/25/2036 # ...................          1,311        1,308
      Chase Mortgage Financial Trust, 2004-S1
         A3, 5.50%, Due 2/25/2019 ..................             75           75
      Countrywide Home Loan, Inc., 2005-HYB8,
         5.414%, Due 12/20/2035 ....................            790          787
      Wells Fargo Mortgage Backed Securities
         Trust, 2006-11 A8, 6.00%, Due 9/25/2036 ...          1,019        1,015
                                                                      ----------
                                                                           6,530
                                                                      ----------
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS                           14,700
                                                                      ----------
ASSET-BACKED SECURITIES - 0.59%
   OTHER ASSET-BACKED - 0.59%
      American Express Credit Account Master
         Trust, 2006-2 A, 5.35%, Due 1/15/2014 .....          2,000        2,012
      Capital Auto Receivables Asset
         Trust, 2006-SN1A A4A, 5.32%, Due
         3/20/2010 ++ ..............................            700          698
      Capital One Multi-Asset Execution
         Trust, 2006-A10 A10, 5.15%, Due
         6/15/2014 .................................          1,450        1,447
      CarMax Auto Owner Trust, 2005-3 A4,
         4.91%, Due 1/18/2011 ......................          1,000          991
      Volkswagen Auto Loan Enhanced
         Trust, 2005-1 A4, 4.86%, Due 4/20/2012 ....          1,000          991
                                                                      ----------
   TOTAL ASSET-BACKED SECURITIES                                           6,139
                                                                      ----------

                                                           PAR
                                                          AMOUNT         VALUE
                                                       ------------   ----------
                                                        (DOLLARS IN THOUSANDS)
U.S. AGENCY MORTGAGE-BACKED
OBLIGATIONS - 7.37%
   FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.99%
      6.50%, Due 3/1/2008 ..........................   $        179   $      179
      5.50%, Due 8/1/2017 ..........................             76           75
      5.50%, Due 9/1/2017 ..........................            380          379
      5.50%, Due 6/1/2018 ..........................            166          165
      5.50%, Due 10/1/2018 .........................          1,406        1,402
      4.50%, Due 3/1/2019 ..........................          1,031          991
      5.00%, Due 10/1/2020 .........................          1,469        1,437
      5.50%, Due 5/1/2021 ..........................            887          883
      5.00%, Due 7/1/2021 ..........................          1,318        1,289
      5.50%, Due 9/1/2021 ..........................            466          463
      6.50%, Due 5/1/2029 ..........................             72           74
      6.50%, Due 6/1/2029 ..........................             13           13
      6.50%, Due 7/1/2029 ..........................            235          241
      6.00%, Due 8/1/2029 ..........................            122          123
      5.00%, Due 8/1/2033 ..........................          1,853        1,784
      5.50%, Due 2/1/2034 ..........................          3,114        3,071
      5.00%, Due 3/1/2034 ..........................          1,453        1,398
      6.00%, Due 6/1/2034 ..........................          1,131        1,137
      6.00%, Due 8/1/2034 ..........................          1,035        1,041
      5.50%, Due 10/1/2034 .........................          1,015        1,001
      5.50%, Due 1/1/2035 ..........................            883          870
      5.50%, Due 6/1/2035 ..........................          3,743        3,687
      5.00%, Due 8/1/2035 ..........................          1,283        1,233
      5.00%, Due 9/1/2035 ..........................          1,833        1,762
      6.00%, Due 11/1/2036 .........................          2,272        2,281
      5.91%, Due 12/1/2036 # .......................          1,760        1,776
      5.87%, Due 1/1/2037 # ........................          2,195        2,216
                                                                      ----------
                                                                          30,971
                                                                      ----------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.49%
      Pool # 488099, 5.50%, Due 2/1/2014 ...........            251          251
      Pool # 323789, 6.00%, Due 6/1/2014 ...........            321          325
      Pool # 535846, 6.00%, Due 4/1/2016 ...........            450          456
      Pool # 254545, 5.00%, Due 12/1/2017 ..........          1,101        1,079
      Pool # 555549, 5.00%, Due 6/1/2018 ...........          2,287        2,242
      Pool # 254865, 4.50%, Due 9/1/2018 ...........          1,709        1,643
      Pool # 747844, 5.50%, Due 12/1/2018 ..........            106          105
      Pool # 837219, 4.00%, Due 8/1/2020 ...........          1,235        1,156
      Pool # 745562, 5.50%, Due 4/1/2021 ...........          1,386        1,381
      Pool # 252211, 6.00%, Due 1/1/2029 ...........            628          634
      Pool # 555880, 5.50%, Due 11/1/2033 ..........          1,413        1,394
      Pool # 725238, 5.00%, Due 3/1/2034 ...........          1,921        1,848
      Pool # 793062, 5.00%, Due 8/1/2034 # .........            222          222
      Pool # 800422, 5.023%, Due 8/1/2034 # ........            703          697
      Pool # 725866, 4.50%, Due 9/1/2034 ...........          1,075        1,002
      Pool # 815762, 6.50%, Due 3/1/2035 ...........            320          326

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                           PAR
                                                          AMOUNT         VALUE
                                                       ------------   ----------
                                                        (DOLLARS IN THOUSANDS)
      Pool # 828377, 5.50%, Due 6/1/2035 ...........   $      1,869   $    1,839
      Pool # 835760, 4.50%, Due 9/1/2035 ...........            952          886
      Pool # 844809, 5.00%, Due 11/1/2035 ..........            934          897
      Pool # 849299, 5.50%, Due 1/1/2036 ...........          1,744        1,716
      Pool # 866593, 5.50%, Due 1/1/2036 ...........          2,598        2,556
      Pool # 256101, 5.50%, Due 2/1/2036 ...........          1,153        1,135
      Pool # 745418, 5.50%, Due 4/1/2036 ...........          1,860        1,830
      Pool # 745515, 5.00%, Due 5/1/2036 ...........            573          550
      Pool # 872306, 6.50%, Due 5/1/2036 ...........            771          784
      Pool # 872317, 6.50%, Due 5/1/2036 ...........          1,458        1,483
      Pool # 884032, 6.50%, Due 5/1/2036 ...........            794          807
      Pool # 886395, 6.00%, Due 8/1/2036 ...........            657          659
      Pool # 893523, 6.00%, Due 9/1/2036 ...........            264          265
      Pool # 893688, 6.00%, Due 10/1/2036 ..........          1,635        1,641
      Pool # 831806, 6.50%, Due 10/1/2036 ..........            248          252
      Pool # 905058, 6.00%, Due 11/1/2036 ..........          4,108        4,124
                                                                      ----------
                                                                          36,185
                                                                      ----------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.89%
      Pool # 780400, 7.00%, Due 12/15/2025 .........            384          397
      2006-9 A, 4.201%, Due 8/16/2026 ..............            852          828
      Pool # 780615, 6.50%, Due 8/15/2027 ..........            472          485
      Pool # 780680, 6.50%, Due 11/15/2027 .........            468          480
      Pool # 780936, 7.50%, Due 12/15/2028 .........            363          379
      Pool # 781273, 6.00%, Due 4/15/2031 ..........            274          277
      Pool # 781288, 6.50%, Due 5/15/2031 ..........            288          296
      Pool # 781564, 6.00%, Due 2/15/2033 ..........            795          804
      Pool # 781589, 5.50%, Due 4/15/2033 ..........          1,474        1,461
      Pool # 781636, 5.50%, Due 7/15/2033 ..........          1,231        1,220
      Pool # 781690, 6.00%, Due 12/15/2033 .........          1,010        1,021
      Pool # 003515, 5.50%, Due 2/20/2034 ..........          1,622        1,604
                                                                      ----------
                                                                           9,252
                                                                      ----------
   TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS                          76,408
                                                                      ----------
U.S. AGENCY OBLIGATIONS - 6.14%
   FEDERAL HOME LOAN BANK - 0.35%
      5.00%, Due 10/16/2009 ........................          2,280        2,266
      5.25%, Due 11/3/2009 .........................          1,360        1,359
                                                                      ----------
                                                                           3,625
                                                                      ----------
   FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.51%
      5.25%, Due 2/24/2011 .........................          2,860        2,847
      5.875%, Due 3/21/2011 ........................            610          623
      4.50%, Due 1/15/2015 + .......................         34,290       32,914
                                                                      ----------
                                                                          36,384
                                                                      ----------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.28%
      4.375%, Due 9/7/2007 .........................          9,260        9,207
      5.125%, Due 1/2/2014 + .......................            820          812

                                                           PAR
                                                          AMOUNT         VALUE
                                                       ------------   ----------
                                                        (DOLLARS IN THOUSANDS)
      6.25%, Due 5/15/2029 + .......................   $     12,200   $   13,636
                                                                      ----------
                                                                          23,655
                                                                      ----------
   TOTAL U.S. AGENCY OBLIGATIONS                                          63,664
                                                                      ----------
U.S. TREASURY OBLIGATIONS - 11.46%
      9.125%, Due 5/15/2018 + ......................          1,750        2,384
      7.875%, Due 2/15/2021 + ......................            950        1,223
      6.25%, Due 8/15/2023 + .......................          1,050        1,193
      6.875%, Due 8/15/2025 + ......................          1,580        1,930
      6.50%, Due 11/15/2026 ........................          4,615        5,466
      5.25%, Due 11/15/2028 + ......................          1,950        2,014
      5.25%, Due 2/15/2029 + .......................         30,585       31,603
      6.25%, Due 5/15/2030 + .......................          2,050        2,405
      5.375%, Due 2/15/2031 + ......................            600          633
      4.50%, Due 2/15/2036 + .......................          5,315        4,968
      4.875%, Due 5/31/2008 + ......................          5,490        5,480
      4.875%, Due 8/15/2009 + ......................          5,115        5,114
      3.50%, Due 11/15/2009 + ......................          5,850        5,644
      3.875%, Due 5/15/2010 ........................            350          340
      4.25%, Due 1/15/2011 .........................          4,500        4,407
      4.875%, Due 4/30/2011 + ......................          4,750        4,758
      4.875%, Due 7/31/2011 + ......................          8,000        8,017
      4.375%, Due 8/15/2012 + ......................          6,100        5,979
      4.75%, Due 5/15/2014 + .......................         11,360       11,309
      4.125%, Due 5/15/2015 + ......................          3,000        2,858
      4.875%, Due 8/15/2016 + ......................          3,550        3,561
      4.625%, Due 11/15/2016 + .....................          7,540        7,423
                                                                      ----------
   TOTAL U.S. TREASURY OBLIGATIONS                                       118,709
                                                                      ----------

                                                          SHARES
                                                       ------------   ----------
SHORT TERM INVESTMENTS - 7.37%
      American Beacon Money Market Select
         Fund SS ...................................     70,900,859       70,901

                                                           PAR
                                                          AMOUNT
                                                       ------------
      United States Treasury Bill,
         4.91%, Due 3/8/2007 * .....................   $      5,490        5,464
                                                                      ----------
   TOTAL SHORT TERM INVESTMENTS                                           76,365
                                                                      ----------

                                                          SHARES
                                                       ------------
SECURITIES LENDING COLLATERAL - 20.38%
      American Beacon Cash Plus Trust SS ...........    132,224,563      132,225

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)


                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
      American Beacon Money Market Select
         Fund SS ...................................   $ 79,023,229   $   79,023
                                                                      ----------
   TOTAL SECURITIES LENDING COLLATERAL                                   211,248
                                                                      ----------
TOTAL INVESTMENTS 119.75% - (COST $1,085,988)                          1,241,063
LIABILITIES, NET OF OTHER ASSETS - (19.75%)                             (204,663)
                                                                      ----------
TOTAL NET ASSETS - 100.00%                                            $1,036,400
                                                                      ==========

     Percentages are stated as a percent of net assets.


##   Non-income producing security.

+    All or a portion of this security is on loan at January 31, 2007.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,544 or 0.73% of net assets. The Fund has no right to demand registration of these securities.

# The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

SS   The Fund/Trust is affiliated by having the same investment advisor.

* At January 31, 2007, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                             UNREALIZED
                        NUMBER OF   EXPIRATION    MARKET   APPRECIATION/
                        CONTRACTS      DATE       VALUE    (DEPRECIATION)
                        ---------   ----------   -------   -------------
Emini S&P 500 Index..     1,012      Mar 2007    $73,016        $776
                                                 =======        ====

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2007 (Unaudited)

                                                         SHARES         VALUE
                                                      ------------   ----------
                                                        (DOLLARS IN THOUSANDS)
COMMON STOCKS - 94.90%
CONSUMER DISCRETIONARY - 10.05%
   AUTO COMPONENTS - 0.11%
      Magna International, Inc. ...................         79,900   $    6,242
                                                                     ----------
   HOTELS, RESTAURANTS & LEISURE - 1.43%
      Carnival Corp. ..............................        803,300       41,418
      Harrah's Entertainment, Inc. ................        108,900        9,200
      McDonald's Corp. ............................         84,400        3,743
      Wyndham Worldwide Corp. ## ..................        724,660       22,610
      Yum! Brands, Inc. ...........................        105,700        6,343
                                                                     ----------
                                                                         83,314
                                                                     ----------
   HOUSEHOLD DURABLES - 2.07%
      Centex Corp. + ..............................        505,400       27,135
      Fortune Brands, Inc. ........................        352,000       29,469
      Koninklijke (Royal) Philips Electronics NV ..        217,966        8,533
      Matsushita Electric Industrial Co. Ltd.,
         ADR ......................................      1,605,000       31,972
      Newell Rubbermaid, Inc. .....................        295,700        8,735
      Pulte Homes, Inc. ...........................        446,700       15,340
                                                                     ----------
                                                                        121,184
                                                                     ----------
   MEDIA - 3.28%
      CBS Corp. ...................................        563,400       17,561
      Idearc, Inc. ## + ...........................         29,148          945
      The Interpublic Group of Companies,
         Inc. ## + ................................        835,500       10,995
      R.H. Donnelley Corp. + ......................        186,400       12,410
      Time Warner, Inc. ...........................      2,103,000       45,993
      The Walt Disney Company Ltd. ................      2,045,200       71,930
      Warner Music Group Corp. ....................      1,476,900       31,665
                                                                     ----------
                                                                        191,499
                                                                     ----------
   MULTILINE RETAIL - 2.06%
      Federated Department Stores, Inc. ...........        753,012       31,242
      J.C. Penney Company, Inc. + .................        651,000       52,887
      Target Corp. ................................        421,700       25,876
      Wal-Mart Stores, Inc. .......................        215,900       10,296
                                                                     ----------
                                                                        120,301
                                                                     ----------
   SPECIALTY RETAIL - 0.77%
      The Home Depot, Inc. ........................      1,112,200       45,311
                                                                     ----------
   TEXTILES & APPAREL - 0.33%
      Liz Claiborne, Inc. + .......................        440,100       19,540
                                                                     ----------
   TOTAL CONSUMER DISCRETIONARY                                         587,391
                                                                     ----------
CONSUMER STAPLES - 9.79%
   BEVERAGES - 1.47%
      Constellation Brands, Inc. ## ...............        201,200        4,978

                                                         SHARES         VALUE
                                                      ------------   ----------
                                                        (DOLLARS IN THOUSANDS)
      Diageo plc, ADR .............................      1,025,300   $   80,722
                                                                     ----------
                                                                         85,700
                                                                     ----------
   FOOD & DRUG RETAILING - 1.02%
      Safeway, Inc. ...............................        305,500       11,007
      Sysco Corp. .................................      1,402,000       48,439
                                                                     ----------
                                                                         59,446
                                                                     ----------
   FOOD PRODUCTS - 2.23%
      Archer-Daniels-Midland Co. ..................      1,419,000       45,408
      ConAgra Foods, Inc. .........................        712,200       18,311
      General Mills, Inc. .........................        282,900       16,193
      Kellogg Co. .................................        737,000       36,312
      Unilever plc, ADR + .........................        508,500       13,887
                                                                     ----------
                                                                        130,111
                                                                     ----------
   PERSONAL PRODUCTS - 0.71%
      L'Oreal SA, ADR .............................      1,969,000       41,841
                                                                     ----------
   TOBACCO - 4.36%
      Altria Group, Inc. ..........................        967,400       84,541
      Gallaher Group plc, ADR + ...................        113,100       10,057
      Imperial Tobacco Group plc, ADR .............        982,700       80,012
      UST, Inc. + .................................      1,401,100       80,479
                                                                     ----------
                                                                        255,089
                                                                     ----------
   TOTAL CONSUMER STAPLES                                               572,187
                                                                     ----------
ENERGY - 6.90%
   ENERGY EQUIPMENT & SERVICES - 0.70%
      Weatherford International Ltd. ## ...........      1,016,000       41,026
                                                                     ----------
   OIL & GAS - 6.20%
      Chevron Corp. ...............................        626,162       45,635
      ConocoPhillips ..............................      2,656,196      176,398
      Devon Energy Corp. ..........................        719,100       50,402
      Duke Energy Corp. ...........................      1,704,100       33,554
      Occidental Petroleum Corp. ..................      1,040,200       48,223
      Petro-Canada ................................        124,700        4,846
      Sunoco, Inc. ................................         51,100        3,226
                                                                     ----------
                                                                        362,284
                                                                     ----------
   TOTAL ENERGY                                                         403,310
                                                                     ----------
FINANCIALS - 24.11%
   BANKS - 6.17%
      Bank of New York, Inc. ......................        115,800        4,633
      Bank of America Corp. .......................      2,378,578      125,066
      Comerica, Inc. ..............................        110,100        6,529
      First Horizon National Corp. + ..............        391,500       17,069
      KeyCorp .....................................        306,100       11,684

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                         SHARES         VALUE
                                                      ------------   ----------
                                                        (DOLLARS IN THOUSANDS)
      SunTrust Banks, Inc. ........................        148,600   $   12,349
      U.S. Bancorp ................................        843,360       30,023
      UnionBanCal Corp. ...........................         56,100        3,625
      Wachovia Corp. ..............................        582,900       32,934
      Washington Mutual, Inc. + ...................      1,042,700       46,494
      Wells Fargo & Co. ...........................      1,958,800       70,360
                                                                     ----------
                                                                        360,766
                                                                     ----------
   DIVERSIFIED FINANCIALS - 10.33%
      The Bear Stearns Cos., Inc. .................        136,400       22,486
      Capital One Financial Corp. .................        336,800       27,079
      The Charles Schwab Corp. ....................      2,696,000       51,008
      Citigroup, Inc. .............................      2,188,638      120,660
      Federal Home Loan Mortgage Corp. ............        329,100       21,368
      Federal National Mortgage Association .......        281,900       15,936
      The Goldman Sachs Group, Inc. ...............         90,000       19,094
      JP Morgan Chase & Co. .......................      2,568,998      130,839
      Merrill Lynch & Co., Inc. ...................        316,900       29,649
      Mitsubishi UFJ Financial Group, Inc., ADR ...      3,275,000       39,791
      Morgan Stanley Dean Witter & Co. ............        957,700       79,288
      SLM Corp. ...................................      1,006,300       46,250
                                                                     ----------
                                                                        603,448
                                                                     ----------
   INSURANCE - 7.22%
      ACE Ltd. ....................................        607,300       35,090
      Aflac, Inc. .................................        875,000       41,659
      The Allstate Corp. ..........................        724,428       43,582
      American International Group, Inc. ..........      1,277,800       87,465
      AON Corp. ...................................        213,100        7,642
      Assurant, Inc. ..............................         59,500        3,307
      Conseco, Inc. ## + ..........................        332,600        6,602
      Genworth Financial, Inc. ....................        599,800       20,933
      The Hartford Financial Services Group,
         Inc. .....................................         95,500        9,064
      MetLife, Inc. ...............................        643,500       39,974
      MGIC Investment Corp. + .....................        362,100       22,349
      Prudential Financial, Inc. ..................         44,600        3,975
      The St. Paul Travelers Companies, Inc. ......        777,100       39,515
      UnumProvident Corp. .........................        639,400       14,067
      XL Capital Ltd. .............................        681,300       47,010
                                                                     ----------
                                                                        422,234
                                                                     ----------
   REAL ESTATE - 0.39%
      Realogy Corp. ## ............................        300,875        8,996
      The St. Joe Co. + ...........................        237,300       13,740
                                                                     ----------
                                                                         22,736
                                                                     ----------
   TOTAL FINANCIALS                                                   1,409,184
                                                                     ----------

                                                         SHARES         VALUE
                                                      ------------   ----------
                                                        (DOLLARS IN THOUSANDS)
HEALTH CARE - 9.75%
   HEALTH CARE EQUIPMENT & SUPPLIES - 2.18%
      Baxter International, Inc. ..................      1,698,300   $   84,337
      C.R. Bard, Inc. .............................        525,000       43,323
                                                                     ----------
                                                                        127,660
                                                                     ----------
   HEALTH CARE PROVIDERS & SERVICES - 2.48%
      Cigna Corp. .................................        244,800       32,412
      Community Health Systems, Inc. ## ...........      1,030,000       36,822
      Omnicare, Inc. + ............................         36,100        1,451
      Tenet Healthcare Corp. ## +..................        959,200        6,772
      UnitedHealth Group, Inc. ....................        325,700       17,021
      WellPoint, Inc. ## ..........................        645,200       50,571
                                                                     ----------
                                                                        145,049
                                                                     ----------
   PHARMACEUTICALS - 5.09%
      AstraZeneca PLC, ADR ........................        776,000       43,417
      Bristol-Myers Squibb Co. ....................      2,143,100       61,700
      Eli Lilly & Co. .............................        159,300        8,621
      Hospira, Inc. ## ............................        213,600        7,856
      Johnson & Johnson ...........................        171,200       11,436
      Merck & Co., Inc. ...........................        212,100        9,492
      Pfizer, Inc. ................................      3,086,400       80,987
      Schering-Plough Corp. .......................        590,800       14,770
      Wyeth .......................................      1,191,900       58,892
                                                                     ----------
                                                                        297,171
                                                                     ----------
   TOTAL HEALTH CARE                                                    569,880
                                                                     ----------
INDUSTRIALS - 11.69%
   AEROSPACE & DEFENSE - 3.52%
      The Boeing Co. ..............................        972,200       87,070
      Lockheed Martin Corp. .......................         35,100        3,412
      Northrop Grumman Corp. ......................        812,000       57,603
      Raytheon Co. ................................        623,800       32,375
      United Technologies Corp. ...................        372,800       25,358
                                                                     ----------
                                                                        205,818
                                                                     ----------
   AIR FREIGHT & COURIERS - 0.24%
      FedEx Corp. .................................        126,800       13,999
                                                                     ----------
   COMMERCIAL SERVICES & SUPPLIES - 0.17%
      Waste Management, Inc. ......................        260,465        9,892
                                                                     ----------
   ELECTRICAL EQUIPMENT - 0.54%
      American Power Conversion Corp. .............      1,018,300       31,303
                                                                     ----------
   INDUSTRIAL CONGLOMERATES - 3.41%
      3M Co. ......................................        297,600       22,112
      General Electric Co. ........................      1,544,700       55,687

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                         SHARES         VALUE
                                                      ------------   ----------
                                                        (DOLLARS IN THOUSANDS)
      Honeywell International, Inc. ...............      1,547,000   $   70,682
      Textron, Inc. ...............................        218,400       20,348
      Tyco International Ltd. .....................        962,600       30,688
                                                                     ----------
                                                                        199,517
                                                                     ----------
   MACHINERY - 3.08%
      Caterpillar, Inc. ...........................        476,900       30,555
      Deere & Co. .................................        491,000       49,237
      Flowserve Corp. ## ..........................        267,500       14,196
      Illinois Tool Works, Inc. + .................      1,033,500       52,698
      ITT Industries, Inc. ........................        561,200       33,476
                                                                     ----------
                                                                        180,162
                                                                     ----------
   RENTAL AUTO/EQUIPMENT - 0.04%
      Avis Budget Group, Inc. .....................         86,190        2,194
                                                                     ----------
   TRANSPORTATION INFRASTRUCTURE - 0.69%
      Burlington Northern Santa Fe Corp. ..........        504,000       40,501
                                                                     ----------
   TOTAL INDUSTRIALS                                                    683,386
                                                                     ----------
INFORMATION TECHNOLOGY - 8.71%
   COMMERCIAL SERVICES & SUPPLIES - 0.11%
      First Data Corp. ............................        268,000        6,662
                                                                     ----------
   COMMUNICATIONS EQUIPMENT - 0.57%
      Nokia Corp., ADR ............................      1,494,500       33,028
                                                                     ----------
   COMPUTERS & PERIPHERALS - 3.86%
      Apple Computer, Inc. ## .....................        676,000       57,954
      Hewlett-Packard Co. .........................      1,566,600       67,802
      International Business Machines Corp. .......      1,004,500       99,596
                                                                     ----------
                                                                        225,352
                                                                     ----------
   ELECTRICAL EQUIPMENT - 0.63%
      Molex, Inc. .................................        139,000        4,085
      Molex, Inc., Class A Shares .................      1,250,000       32,863
                                                                     ----------
                                                                         36,948
                                                                     ----------
   IT CONSULTING & SERVICES - 0.70%
      Computer Sciences Corp. ## + ................        152,900        8,021
      Electronic Data Systems Corp. ...............      1,250,500       32,901
                                                                     ----------
                                                                         40,922
                                                                     ----------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.90%
      Intel Corp. .................................        711,500       14,913
      Texas Instruments, Inc. .....................      1,215,000       37,896
                                                                     ----------
                                                                         52,809
                                                                     ----------
   SOFTWARE - 1.94%
      BMC Software, Inc. ## .......................        197,000        6,775
      CA, Inc. ....................................      1,372,403       33,692
      Microsoft Corp. .............................        819,700       25,296

                                                         SHARES         VALUE
                                                      ------------   ----------
                                                        (DOLLARS IN THOUSANDS)
      Oracle Corp. ## .............................      2,760,000   $   47,362
                                                                     ----------
                                                                        113,125
                                                                     ----------
   TOTAL INFORMATION TECHNOLOGY                                         508,846
                                                                     ----------
MATERIALS - 3.74%
   CHEMICALS - 2.52%
      Air Products & Chemicals, Inc. ..............        800,900       59,795
      Dow Chemical Co. ............................        333,000       13,833
      E. I. du Pont de Nemours & Co. ..............        333,500       16,528
      Lyondell Chemical Co. .......................      1,298,300       41,052
      The Mosaic Co. ## + .........................         84,500        1,683
      PPG Industries, Inc. ........................        212,600       14,093
      Tronox, Inc. + ..............................         16,572          237
                                                                     ----------
                                                                        147,221
                                                                     ----------
   METALS & MINING - 0.38%
      Alcoa, Inc. .................................        688,868       22,251
                                                                     ----------
   PAPER & FOREST PRODUCTS - 0.84%
      Sappi Ltd., ADR + ...........................        300,400        4,218
      Weyerhaeuser Co. ............................        600,100       45,007
                                                                     ----------
                                                                         49,225
                                                                     ----------
   TOTAL MATERIALS                                                      218,697
                                                                     ----------
TELECOMMUNICATION SERVICES - 4.84%
   DIVERSIFIED TELECOMMUNICATION - 4.84%
      AT&T, Inc. ..................................      4,222,652      158,899
      Verizon Communications, Inc. ................      2,336,246       89,992
      Vodafone Group plc, ADR + ...................      1,147,749       33,732
                                                                     ----------
   TOTAL TELECOMMUNICATION SERVICES                                     282,623
                                                                     ----------
UTILITIES - 5.32%
   ELECTRIC UTILITIES - 4.95%
      CenterPoint Energy, Inc. + ..................        919,200       15,865
      Dominion Resources, Inc. ....................        961,300       79,749
      DTE Energy Co. + ............................        342,500       15,882
      Entergy Corp. ...............................        567,900       52,730
      Exelon Corp. ................................      1,217,100       73,014
      FPL Group, Inc. .............................        786,800       44,572
      Public Service Enterprise Group, Inc. + .....        112,400        7,534
                                                                     ----------
                                                                        289,346
                                                                     ----------
   GAS UTILITIES - 0.37%
      Spectra Energy Corp. ## .....................        823,800       21,518
                                                                     ----------
   TOTAL UTILITIES                                                      310,864
                                                                     ----------
   TOTAL COMMON STOCKS                                                5,546,368
                                                                     ----------

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                         SHARES         VALUE
                                                      ------------   ----------
                                                        (DOLLARS IN THOUSANDS)
SHORT TERM INVESTMENTS - 7.42%
   American Beacon Money Market Select
      Fund ++ .....................................    406,813,637   $  406,814

                                                           PAR
                                                         AMOUNT
                                                      ------------
   United States Treasury Bill,
      4.926%, Due 3/8/2007 # ......................   $     26,745       26,619
                                                                     ----------
   TOTAL SHORT TERM INVESTMENTS                                         433,433
                                                                     ----------

                                                         SHARES
                                                      ------------
SECURITIES LENDING COLLATERAL - 4.24%
      American Beacon Cash Plus Trust ++ ..........    155,192,398      155,192
      American Beacon Money Market Select
         Fund ++ ..................................     92,749,820       92,750
                                                                     ----------
   TOTAL SECURITIES LENDING COLLATERAL                                  247,942
                                                                     ----------
TOTAL INVESTMENTS 106.56% - (COST $5,481,682)                         6,227,743
LIABILITIES, NET OF OTHER ASSETS - (6.56%)                             (383,441)
                                                                     ----------
TOTAL NET ASSETS - 100.00%                                           $5,844,302
                                                                     ==========

Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at January 31, 2007.

++   The Fund/Trust is affiliated by having the same investment advisor.

# At January 31, 2007, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                               UNREALIZED
                         NUMBER OF   EXPIRATION    MARKET     APPRECIATION/
                         CONTRACTS      DATE        VALUE    (DEPRECIATION)
                         ---------   ----------   --------   --------------
Emini S&P 500 Index ..     6,057      Mar 2007    $437,013       $4,160
                                                  ========       ======

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
January 31, 2007 (Unaudited)

                                                            SHARES       VALUE
                                                         -----------   --------
                                                         (DOLLARS IN THOUSANDS)
COMMON STOCKS - 93.08%
CONSUMER DISCRETIONARY - 14.94%
   AUTO COMPONENTS - 0.10%
      ArvinMeritor, Inc. + ...........................         5,200   $    100
                                                                       --------
   AUTOMOBILES - 1.04%
      Harley-Davidson, Inc. + ........................        15,101      1,031
                                                                       --------
   HOTELS, RESTAURANTS & LEISURE - 2.88%
      Choice Hotels International, Inc. + ............         5,700        241
      Marriott International, Inc. ...................        22,700      1,093
      McDonald's Corp. ...............................        22,903      1,016
      Starbucks Corp. ## .............................        14,100        492
                                                                       --------
                                                                          2,842
                                                                       --------
   MEDIA - 4.06%
      CBS Corp. ......................................        23,945        746
      The DIRECTV Group, Inc. ## + ...................        28,996        707
      The McGraw-Hill Companies, Inc. ................           700         47
      Omnicom Group, Inc. ............................         8,113        854
      Time Warner, Inc. ..............................        45,200        989
      The Walt Disney Company Ltd. ...................        19,200        675
                                                                       --------
                                                                          4,018
                                                                       --------
   MULTILINE RETAIL - 3.48%
      Costco Wholesale Corp. .........................        13,600        764
      IAC/InterActiveCorp ## .........................         1,800         69
      J.C. Penney Company, Inc. ......................        10,384        844
      Kohl's Corp. ## ................................        12,204        865
      Nordstrom, Inc. ................................        15,086        841
      Wal-Mart Stores, Inc. ..........................         1,300         62
                                                                       --------
                                                                          3,445
                                                                       --------
   SPECIALTY RETAIL - 2.53%
      American Eagle Outfitters, Inc. + ..............        13,250        429
      American Greetings Corp. + .....................         4,700        113
      AutoNation, Inc. ## + ..........................         6,501        146
      Best Buy Company, Inc. .........................        16,935        854
      Dick's Sporting Goods, Inc. ## + ...............           200         10
      Office Depot, Inc. ## ..........................        14,500        542
      The TJX Companies, Inc. ........................        13,600        402
                                                                       --------
                                                                          2,496
                                                                       --------
   TEXTILES & APPAREL - 0.85%
      Nike, Inc. .....................................         8,470        837
                                                                       --------
   TOTAL CONSUMER DISCRETIONARY                                          14,769
                                                                       --------
CONSUMER STAPLES - 6.49%
   BEVERAGES - 1.88%
      The Coca-Cola Co. ..............................        21,300      1,020

                                                            SHARES       VALUE
                                                         -----------   --------
                                                         (DOLLARS IN THOUSANDS)
      PepsiCo, Inc. ..................................        12,785   $    834
                                                                       --------
                                                                          1,854
                                                                       --------
   FOOD & DRUG RETAILING - 1.52%
      CVS Corp. + ....................................        29,982      1,009
      Safeway, Inc. ..................................        13,800        497
                                                                       --------
                                                                          1,506
                                                                       --------
   FOOD PRODUCTS - 0.78%
      Campbell Soup Co. ..............................           800         31
      ConAgra Foods, Inc. ............................         2,300         59
      Corn Products International, Inc. ..............         1,100         37
      General Mills, Inc. ............................         4,100        235
      Kraft Foods, Inc. + ............................         8,900        311
      Tyson Foods, Inc. ## + .........................         5,600         99
                                                                       --------
                                                                            772
                                                                       --------
   HOUSEHOLD PRODUCTS - 1.09%
      Colgate-Palmolive Co. ..........................        14,150        967
      Kimberly-Clark Corp. ...........................         1,600        111
                                                                       --------
                                                                          1,078
                                                                       --------
   PERSONAL PRODUCTS - 0.02%
      Alberto-Culver Co. ## ..........................           800         18
      The Estee Lauder Companies, Inc. ...............           100          5
                                                                       --------
                                                                             23
                                                                       --------
   TOBACCO - 1.20%
      Altria Group, Inc. .............................         2,300        201
      UST, Inc. + ....................................        17,100        982
                                                                       --------
                                                                          1,183
                                                                       --------
   TOTAL CONSUMER STAPLES                                                 6,416
                                                                       --------
ENERGY - 3.21%
   ENERGY EQUIPMENT & SERVICES - 0.94%
      Halliburton Co. + ..............................        29,423        869
      SEACOR Holdings, Inc. ## + .....................           600         61
                                                                       --------
                                                                            930
                                                                       --------
   OIL & GAS - 2.27%
      Devon Energy Corp. .............................         2,100        147
      Exxon Mobil Corp. ..............................        12,000        889
      Holly Corp. + ..................................         5,300        279
      XTO Energy, Inc. + .............................        18,402        929
                                                                       --------
                                                                          2,244
                                                                       --------
   TOTAL ENERGY                                                           3,174
                                                                       --------
FINANCIALS - 8.35%
   BANKS - 0.12%
      Hudson City Bancorp, Inc. + ....................         6,900         95

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                            SHARES       VALUE
                                                         -----------   --------
                                                         (DOLLARS IN THOUSANDS)
      Wachovia Corp. .................................           400   $     23
                                                                       --------
                                                                            118
                                                                       --------
   DIVERSIFIED FINANCIALS - 4.65%
      AmeriCredit Corp. ## + .........................         5,600        152
      Blackrock, Inc. + ..............................           400         67
      Citigroup, Inc. ................................         1,400         77
      Franklin Resources, Inc. .......................         6,885        820
      JP Morgan Chase & Co. ..........................         6,600        336
      Merrill Lynch & Co., Inc. ......................         3,000        281
      Moody's Corp. ..................................        11,400        816
      Morgan Stanley Dean Witter & Co. ...............        10,537        872
      SEI Investments Co. + ..........................         2,100        131
      T Rowe Price Group, Inc. + .....................        21,752      1,044
      Total System Services, Inc. ....................           200          6
                                                                       --------
                                                                          4,602
                                                                       --------
   INSURANCE - 2.60%
      American International Group, Inc. .............        11,850        811
      Axis Capital Holdings Ltd. .....................         1,600         53
      Loews Corp. ....................................         2,900        126
      MBIA, Inc. + ...................................         9,995        718
      The PMI Group, Inc. ............................           600         29
      The Progressive Corp. ..........................        35,945        833
                                                                       --------
                                                                          2,570
                                                                       --------
   REAL ESTATE - 0.98%
      Equity Office Properties Trust .................           300         17
      Jones Lang LaSalle, Inc. .......................         5,800        606
      Public Storage, Inc. ...........................           200         22
      SL Green Realty Corp. ..........................         2,200        322
                                                                       --------
                                                                            967
                                                                       --------
   TOTAL FINANCIALS                                                       8,257
                                                                       --------
HEALTH CARE - 16.29%
   BIOTECHNOLOGY - 3.66%
      Amgen, Inc. ## .................................        26,009      1,830
      Biogen Idec, Inc. ## ...........................         1,300         63
      Celgene Corp. ## + .............................        15,100        811
      Gilead Sciences, Inc. ## .......................        13,297        855
      Millennium Pharmaceuticals, Inc. ## + ..........         4,800         53
                                                                       --------
                                                                          3,612
                                                                       --------
   HEALTH CARE EQUIPMENT & SUPPLIES - 2.11%
      Applera Corp - Applied Biosystems Group ........         9,200        320
      Becton, Dickinson and Co. ......................        11,430        879
      C.R. Bard, Inc. ................................           600         50
      Medtronic, Inc. ................................         2,500        134

                                                            SHARES       VALUE
                                                         -----------   --------
                                                         (DOLLARS IN THOUSANDS)
      Zimmer Holdings, Inc. ## .......................         8,300   $    699
                                                                       --------
                                                                          2,082
                                                                       --------
   HEALTH CARE PROVIDERS & SERVICES - 3.47%
      AmerisourceBergen Corp. ........................        18,000        943
      Emdeon Corp. ## + ..............................        10,400        148
      Humana, Inc. ## ................................        10,300        572
      McKesson Corp. .................................        15,155        845
      UnitedHealth Group, Inc. .......................        16,243        849
      WellCare Health Plans, Inc. ## + ...............         1,000         77
                                                                       --------
                                                                          3,434
                                                                       --------
   PHARMACEUTICALS - 7.05%
      Cephalon, Inc. ## + ............................           600         43
      Eli Lilly & Co. ................................        15,680        849
      Forest Laboratories, Inc. ## ...................         1,100         62
      Johnson & Johnson ..............................        35,850      2,395
      Merck & Co., Inc. ..............................        43,446      1,944
      Pfizer, Inc. ...................................        33,400        876
      Wyeth ..........................................        16,255        803
                                                                       --------
                                                                          6,972
                                                                       --------
   TOTAL HEALTH CARE                                                     16,100
                                                                       --------
INDUSTRIALS - 15.23%
   AEROSPACE & DEFENSE - 4.93%
      The Boeing Co. .................................        18,698      1,674
      Lockheed Martin Corp. ..........................        11,348      1,103
      Northrop Grumman Corp. .........................        13,400        951
      Raytheon Co. ...................................         5,200        270
      United Technologies Corp. ......................        12,849        874
                                                                       --------
                                                                          4,872
                                                                       --------
   AIR FREIGHT & COURIERS - 0.83%
      FedEx Corp. ....................................         7,424        820
                                                                       --------
   BUILDING PRODUCTS - 0.01%
      Crane Co. ......................................           300         12
                                                                       --------
   COMMERCIAL SERVICES & SUPPLIES - 2.64%
      Convergys Corp. ## + ...........................         2,100         55
      Manpower, Inc. .................................        23,355      1,703
      Waste Management, Inc. .........................        22,452        853
                                                                       --------
                                                                          2,611
                                                                       --------
   ELECTRICAL EQUIPMENT - 0.88%
      Emerson Electric Co. ...........................        19,235        865
                                                                       --------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.02%
      Energizer Holdings, Inc. ## ....................           200         17
                                                                       --------

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                            SHARES       VALUE
                                                         -----------   --------
                                                         (DOLLARS IN THOUSANDS)
   INDUSTRIAL CONGLOMERATES - 2.50%
      3M Co. .........................................        15,522   $  1,153
      General Electric Co. ...........................        35,017      1,262
      Tyco International Ltd. ........................         1,900         61
                                                                       --------
                                                                          2,476
                                                                       --------
   MACHINERY - 1.93%
      AGCO Corp. ## + ................................        19,500        662
      Illinois Tool Works, Inc. + ....................        17,364        885
      The Manitowoc Co., Inc. ........................           400         21
      SPX Corp. + ....................................         4,800        337
                                                                       --------
                                                                          1,905
                                                                       --------
   MARINE - 0.43%
      Overseas Shipholding Group, Inc. + .............         6,900        429
                                                                       --------
   ROAD & RAIL - 1.06%
      CSX Corp. ......................................        23,800        875
      Union Pacific Corp. ............................         1,700        172
                                                                       --------
                                                                          1,047
                                                                       --------
   TOTAL INDUSTRIALS                                                     15,054
                                                                       --------
INFORMATION TECHNOLOGY - 23.35%
   COMMERCIAL SERVICES & SUPPLIES - 0.12%
      First Data Corp. ...............................         4,700        117
                                                                       --------
   COMMUNICATIONS EQUIPMENT - 3.91%
      Cisco Systems, Inc. ## .........................       107,160      2,850
      Motorola, Inc. .................................        46,460        922
      Polycom, Inc. ## + .............................         2,800         94
                                                                       --------
                                                                          3,866
                                                                       --------
   COMPUTERS & PERIPHERALS - 6.23%
      Hewlett-Packard Co. ............................        52,193      2,259
      International Business Machines Corp. ..........         8,224        815
      Lexmark International, Inc. ## + ...............        13,200        832
      Network Appliance, Inc. ## .....................         5,400        203
      NVIDIA Corp. ## ................................        39,341      1,206
      Western Digital Corp. ## .......................        42,913        841
                                                                       --------
                                                                          6,156
                                                                       --------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.25%
      Waters Corp. ## ................................         4,400        249
                                                                       --------
   INTERNET SOFTWARE & SERVICES - 1.22%
      Google, Inc. ## ................................         2,400      1,203
                                                                       --------
   IT CONSULTING & SERVICES - 0.71%
      Accenture Ltd. .................................         4,500        170

                                                            SHARES       VALUE
                                                         -----------   --------
                                                         (DOLLARS IN THOUSANDS)
      Computer Sciences Corp. ## + ...................        10,100   $    530
                                                                       --------
                                                                            700
                                                                       --------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 5.99%
      Applied Materials, Inc. + ......................        47,714        846
      Atmel Corp. ## + ...............................        42,500        254
      Lam Research Corp. ## + ........................        17,870        819
      MEMC Electronic Materials, Inc. ## + ...........        19,305      1,012
      Micron Technology, Inc. ## + ...................        52,600        681
      Novellus Systems, Inc. ## ......................        31,300        965
      Texas Instruments, Inc. + ......................        43,090      1,344
                                                                       --------
                                                                          5,921
                                                                       --------
   SOFTWARE - 4.92%
      Intuit, Inc. ## ................................         1,100         35
      Mentor Graphics Corp. ## .......................         2,300         43
      Microsoft Corp. ................................        73,009      2,253
      Oracle Corp. ## ................................        48,770        837
      Symantec Corp. ## ..............................        55,200        977
      Synopsys, Inc. ## + ............................        27,200        723
                                                                       --------
                                                                          4,868
                                                                       --------
   TOTAL INFORMATION TECHNOLOGY                                          23,080
                                                                       --------
MATERIALS - 3.67%
   CHEMICALS - 1.24%
      Ashland, Inc. ..................................           700         49
      International Flavors & Fragrances, Inc. .......           700         34
      Monsanto Co. ...................................         5,300        292
      Praxair, Inc. ..................................        13,484        850
                                                                       --------
                                                                          1,225
                                                                       --------
   METALS & MINING - 2.43%
      Freeport-McMoRan Copper & Gold, Inc. + .........        15,527        893
      Newmont Mining Corp. ...........................         1,500         68
      Nucor Corp. + ..................................        16,757      1,081
      Southern Copper Corp. + ........................         5,700        356
                                                                       --------
                                                                          2,398
                                                                       --------
   TOTAL MATERIALS                                                        3,623
                                                                       --------
TELECOMMUNICATION SERVICES - 1.04%
   DIVERSIFIED TELECOMMUNICATION - 0.97%
      AT&T, Inc. .....................................        23,943        901
      Sprint Nextel Corp. ............................         3,500         62
                                                                       --------
                                                                            963
                                                                       --------
   TELEPHONE-INTEGRATED - 0.02%
      Telephone and Data Systems, Inc. + .............           300         17
                                                                       --------

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                            SHARES       VALUE
                                                         -----------   --------
                                                         (DOLLARS IN THOUSANDS)
   WIRELESS TELECOMMUNICATION SERVICES - 0.05%
      Leap Wireless International, Inc. ## ...........           700   $     46
                                                                       --------
   TOTAL TELECOMMUNICATION SERVICES                                       1,026
                                                                       --------
UTILITIES - 0.51%
   ELECTRIC UTILITIES - 0.51%
      PG&E Corp. + ...................................         1,600         75
      TXU Corp. ......................................         8,000        432
                                                                       --------
   TOTAL UTILITIES                                                          507
                                                                       --------
   TOTAL COMMON STOCKS                                                   92,006
                                                                       --------
SHORT TERM INVESTMENTS - 9.35%
      American Beacon Money Market Select Fund ++ ....     8,796,658      8,797

                                                             PAR
                                                            AMOUNT
                                                         -----------
      United States Treasury Bill,
         4.915%, Due 3/8/2007 # ......................   $       450        448
                                                                       --------
   TOTAL SHORT TERM INVESTMENTS                                           9,245
                                                                       --------

                                                            SHARES
                                                         -----------
SECURITIES LENDING COLLATERAL - 18.35%
      American Beacon Cash Plus Trust ++ .............    11,356,365     11,356
      American Beacon Money Market Select Fund ++ ....     6,787,065      6,787
                                                                       --------
   TOTAL SECURITIES LENDING COLLATERAL                                   18,143
                                                                       --------
TOTAL INVESTMENTS 120.78% - (COST $111,020)                             119,394
LIABILITIES, NET OF OTHER ASSETS - (20.78%)                             (20,542)
                                                                       --------
TOTAL NET ASSETS - 100.00%                                             $ 98,852
                                                                       ========

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at January 31, 2007.

++   The Fund/Trust is affiliated by having the same investment advisor.

# At January 31, 2007, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                             UNREALIZED
                         NUMBER OF   EXPIRATION   MARKET    APPRECIATION/
                         CONTRACTS      DATE       VALUE   (DEPRECIATION)
                         ---------   ----------   ------   --------------
Emini S&P 500 Index ..       94       Mar 2007    $6,782         $54
                                                  ======         ===

                             See accompanying notes

AMERICAN BEACON MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2007 (Unaudited)

                                                            SHARES      VALUE
                                                         -----------   --------
                                                         (DOLLARS IN THOUSANDS)
COMMON STOCKS - 88.62%
CONSUMER DISCRETIONARY - 20.89%
   AUTO COMPONENTS - 4.12%
      Advance Auto Parts, Inc. .......................        52,700   $  2,000
      Lear Corp. + ...................................        59,200      2,005
      Magna International, Inc. ......................        19,525      1,525
                                                                       --------
                                                                          5,530
                                                                       --------
   AUTOMOBILES - 0.45%
      Winnebago Industries, Inc. + ...................        18,200        610
                                                                       --------
   HOTELS, RESTAURANTS & LEISURE - 1.34%
      Royal Caribbean Cruises Ltd. + .................        40,000      1,797
                                                                       --------
   HOUSEHOLD DURABLES - 3.99%
      The Stanley Works + ............................        33,800      1,935
      Whirlpool Corp. + ..............................        37,350      3,415
                                                                       --------
                                                                          5,350
                                                                       --------
   LEISURE EQUIPMENT & PRODUCTS - 1.59%
      Hasbro, Inc. + .................................        53,500      1,519
      Mattel, Inc. ...................................        25,100        612
                                                                       --------
                                                                          2,131
                                                                       --------
   MEDIA - 1.03%
      Idearc, Inc. ## + ..............................        42,800      1,388
                                                                       --------
   MULTILINE RETAIL - 1.44%
      Family Dollar Stores, Inc. .....................        59,500      1,928
                                                                       --------
   SPECIALTY RETAIL - 5.96%
      AutoZone, Inc. ## ..............................        14,375      1,806
      Regis Corp. ....................................        21,675        906
      Rent-A-Center, Inc. ## + .......................        64,475      1,899
      The Sherwin-Williams Co. .......................        30,400      2,101
      The TJX Companies, Inc. + ......................        43,425      1,284
                                                                       --------
                                                                          7,996
                                                                       --------
   TEXTILES & APPAREL - 0.97%
      Sealy Corp. + ..................................        86,825      1,303
                                                                       --------
   TOTAL CONSUMER DISCRETIONARY                                          28,033
                                                                       --------
CONSUMER STAPLES - 3.32%
   FOOD PRODUCTS - 1.28%
      Del Monte Foods Co. + ..........................       149,525      1,714
                                                                       --------
   TOBACCO - 2.04%
      Loews Corp. - Carolina Group ...................        29,000      1,988

                                                            SHARES      VALUE
                                                         -----------   --------
                                                         (DOLLARS IN THOUSANDS)
      UST, Inc. + ....................................        13,100   $    752
                                                                       --------
                                                                          2,740
                                                                       --------
   TOTAL CONSUMER STAPLES                                                 4,454
                                                                       --------
ENERGY - 1.74%
   OIL & GAS - 1.74%
      El Paso Corp. + ................................        42,200        655
      Murphy Oil Corp. ...............................        33,700      1,675
                                                                       --------
   TOTAL ENERGY                                                           2,330
                                                                       --------
FINANCIALS - 25.41%
   BANKS - 4.72%
      Comerica, Inc. + ...............................        29,225      1,733
      New York Community Bancorp, Inc. + .............        48,000        811
      Peoples Bank + .................................        43,950      1,977
      Popular, Inc. ..................................        41,750        762
      The South Financial Group, Inc. + ..............        40,600      1,049
                                                                       --------
                                                                          6,332
                                                                       --------
   DIVERSIFIED FINANCIALS - 1.19%
      The First Marblehead Corp +  ...................        29,300      1,594
                                                                       --------
   INSURANCE - 15.38%
      AON Corp. + ....................................        40,225      1,442
      Axis Capital Holdings Ltd. .....................        40,300      1,328
      Delphi Financial Group, Inc. ...................        18,800        741
      The First American Corp. + .....................        38,325      1,624
      IPC Holdings Ltd. + ............................        41,950      1,235
      Old Republic International Corp. + .............        80,387      1,793
      Protective Life Corp. ..........................        36,900      1,806
      Radian Group, Inc. + ...........................        27,700      1,668
      RenaissanceRe Holdings Ltd. ....................        35,125      1,871
      Torchmark Corp. + ..............................        35,875      2,332
      Willis Group Holdings Ltd. .....................        48,800      1,994
      XL Capital Ltd. + ..............................        40,575      2,800
                                                                       --------
                                                                         20,634
                                                                       --------
   REAL ESTATE - 4.12%
      American Financial Realty Trust + ..............       107,900      1,206
      American Home Mortgage Investment Corp. + ......        57,775      2,019
      Annaly Capital Management, Inc. + ..............        93,400      1,287
      First Industrial Realty Trust, Inc. + ..........        21,500      1,016
                                                                       --------
                                                                          5,528
                                                                       --------
   TOTAL FINANCIALS                                                      34,088
                                                                       --------

                             See accompanying notes

AMERICAN BEACON MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                            SHARES      VALUE
                                                         -----------   --------
                                                         (DOLLARS IN THOUSANDS)
HEALTH CARE - 10.25%
   BIOTECHNOLOGY - 0.79%
      Charles River Laboratories International,
         Inc. ## .....................................        23,700   $  1,067
                                                                       --------
   HEALTH CARE EQUIPMENT & SUPPLIES - 2.75%
      Hillenbrand Industries, Inc. ...................        33,375      1,903
      IMS Health, Inc. + .............................        61,800      1,783
                                                                       --------
                                                                          3,686
                                                                       --------
   HEALTH CARE PROVIDERS & SERVICES - 6.01%
      AmerisourceBergen Corp. + ......................        37,325      1,955
      Coventry Health Care, Inc. ## ..................        36,400      1,877
      HealthSouth Corp. ## + .........................        50,779      1,188
      Omnicare, Inc. + ...............................        31,600      1,270
      Triad Hospitals, Inc. ## .......................        41,700      1,772
                                                                       --------
                                                                          8,062
                                                                       --------
   PHARMACEUTICALS - 0.70%
      Valeant Pharmaceuticals International + ........        53,000        934
                                                                       --------
   TOTAL HEALTH CARE                                                     13,749
                                                                       --------
INDUSTRIALS - 12.75%
   AEROSPACE & DEFENSE - 2.86%
      Goodrich Corp. .................................        38,600      1,892
      L-3 Communications Holdings, Inc. ..............        23,600      1,943
                                                                       --------
                                                                          3,835
                                                                       --------
   AIR FREIGHT & COURIERS - 1.20%
      Ryder System, Inc. .............................        29,600      1,614
                                                                       --------
   COMMERCIAL SERVICES & SUPPLIES - 2.82%
      Kelly Services, Inc. + .........................        43,575      1,351
      Mastercard, Inc. + .............................        10,500      1,172
      United Stationers, Inc. ## .....................        24,650      1,256
                                                                       --------
                                                                          3,779
                                                                       --------
   ELECTRICAL EQUIPMENT - 1.31%
      American Power Conversion Corp. ................        57,400      1,765
                                                                       --------
   INDUSTRIAL CONGLOMERATES - 1.45%
      Reynolds American, Inc. + ......................        30,100      1,942
                                                                       --------
   MACHINERY - 2.43%
      Briggs & Stratton Corp. + ......................        21,800        646
      ITT Industries, Inc. + .........................        23,300      1,390
      Kennametal, Inc. ...............................        19,900      1,230
                                                                       --------
                                                                          3,266
                                                                       --------

                                                            SHARES      VALUE
                                                         -----------   --------
                                                         (DOLLARS IN THOUSANDS)
   TRADING COMPANIES & DISTRIBUTORS - 0.68%
      Genuine Parts Co. ..............................        19,200   $    912
                                                                       --------
   TOTAL INDUSTRIALS .................................                   17,113
                                                                       --------
INFORMATION TECHNOLOGY - 6.97%
   COMMUNICATIONS EQUIPMENT - 1.45%
      Alcatel-Lucent, ADR + ..........................       149,898      1,949
                                                                       --------
   DIVERSIFIED FINANCIALS - 0.91%
      Fidelity National Information Services,
         Inc. ## .....................................        28,500      1,213
                                                                       --------
   IT CONSULTING & SERVICES - 3.36%
      Affiliated Computer Services, Inc. ## ..........        38,275      1,875
      Computer Sciences Corp. ## + ...................        28,350      1,487
      Tech Data Corp. ## + ...........................        30,835      1,145
                                                                       --------
                                                                          4,507
                                                                       --------
   SOFTWARE - 1.25%
      CA, Inc. + .....................................        68,500      1,682
                                                                       --------
   TOTAL INFORMATION TECHNOLOGY ......................                    9,351
                                                                       --------
UTILITIES - 7.29%
   ELECTRIC UTILITIES - 4.97%
      CenterPoint Energy, Inc. + .....................        41,400        715
      Pinnacle West Capital Corp. + ..................        37,900      1,849
      Wisconsin Energy Corp. .........................        47,325      2,203
      Xcel Energy, Inc. + ............................        81,400      1,899
                                                                       --------
                                                                          6,666
                                                                       --------
   GAS UTILITIES - 2.32%
      MDU Resources Group, Inc. + ....................        61,950      1,602
      Sempra Energy + ................................        26,375      1,513
                                                                       --------
                                                                          3,115
                                                                       --------
   TOTAL UTILITIES                                                        9,781
                                                                       --------
   TOTAL COMMON STOCKS                                                  118,899
                                                                       --------
SHORT TERM INVESTMENTS - 13.46%
      American Beacon Money Market Select Fund ++ ....    16,827,474     16,828

                                                             PAR
                                                            AMOUNT
                                                         -----------
      United States Treasury Bill,
         4.91%, Due 3/8/2007 # .......................   $     1,235      1,229
                                                                       --------
   TOTAL SHORT TERM INVESTMENTS                                          18,057
                                                                       --------

                                                            SHARES
                                                         -----------
SECURITIES LENDING COLLATERAL - 18.02%
     American Beacon Cash Plus Trust ++ ..............    15,132,397     15,132

                             See accompanying notes

AMERICAN BEACON MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                            SHARES      VALUE
                                                         -----------   --------
                                                         (DOLLARS IN THOUSANDS)
      American Beacon Money Market
      Select Fund ++ .................................   $ 9,043,788   $  9,044
                                                                       --------
   TOTAL SECURITIES LENDING COLLATERAL                                   24,176
                                                                       --------
TOTAL INVESTMENTS 120.10% - (COST $150,759)                             161,132
LIABILITIES, NET OF OTHER ASSETS - (20.10%)                             (26,967)
                                                                       --------
TOTAL NET ASSETS - 100.00%                                             $134,165
                                                                       ========

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at January 31, 2007.

++   The Fund/Trust is affiliated by having the same investment advisor.

# At January 31, 2007, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                              UNREALIZED
                         NUMBER OF   EXPIRATION    MARKET   APPRECIATION/
                         CONTRACTS      DATE       VALUE    (DEPRECIATION)
                         ---------   ----------   -------   --------------
Emini S&P 400 Index ..      218       Mar 2007    $18,244        $461
                                                  =======        ====

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2007 (Unaudited)

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
COMMON STOCKS - 94.82%
CONSUMER DISCRETIONARY - 17.99%
   AUTO COMPONENTS - 2.82%
      Aftermarket Technology Corp. ## ..............        148,800   $    3,208
      American Axle & Manufacturing Holdings,
         Inc. + ....................................        712,200       14,800
      ArvinMeritor, Inc. + .........................        499,800        9,621
      Bandag, Inc., A Shares .......................          3,500          177
      BorgWarner, Inc. .............................        119,500        8,191
      Gentex Corp. + ...............................        378,800        6,625
      The Goodyear Tire & Rubber Co. ## + ..........        366,000        9,037
      Keystone Automotive Industries, Inc. ## + ....         99,400        3,563
      Lear Corp. + .................................        615,400       20,837
      Modine Manufacturing Co. .....................        222,400        5,818
      Tenneco, Inc. ## + ...........................        125,500        2,918
      TRW Automotive Holdings Corp. ## .............        358,900        9,385
                                                                      ----------
                                                                          94,180
                                                                      ----------
   HOTELS, RESTAURANTS & LEISURE - 1.42%
      CBRL Group, Inc. + ...........................        193,497        9,073
      CEC Entertainment, Inc. ## ...................         63,800        2,698
      JAKKS Pacific, Inc. ## + .....................        196,500        3,983
      Landry's Restaurants, Inc. + .................        272,100        8,149
      Live Nation, Inc. ## + .......................        159,900        3,946
      Lodgian, Inc. ## + ...........................        495,000        6,529
      Magna Entertainment Corp. ## + ...............        260,300        1,101
      Morton's Restaurant Group, Inc. ## ...........        107,900        2,019
      Red Lion Hotels Corp. ## .....................         79,800          960
      Ruby Tuesday, Inc. + .........................         28,400          813
      Speedway Motorsports, Inc. ...................        121,500        4,688
      Sunterra Corp. ## + ..........................        285,200        3,565
                                                                      ----------
                                                                          47,524
                                                                      ----------
   HOUSEHOLD DURABLES - 3.33%
      Beazer Homes USA, Inc. + .....................        159,000        6,918
      Blyth, Inc. + ................................        236,900        4,925
      Champion Enterprises, Inc. ## + ..............      1,117,000        9,171
      Ethan Allen Interiors, Inc. + ................        224,100        8,442
      Furniture Brands International, Inc. + .......        535,400        8,925
      Helen of Troy Ltd. ## + ......................        382,500        9,222
      M.D.C. Holdings, Inc. + ......................        165,673        9,654
      Russ Berrie and Company, Inc. ## .............         33,800          500
      The Ryland Group, Inc. + .....................         68,800        3,865
      Standard Pacific Corp. + .....................         19,100          524
      Technical Olympic USA, Inc. + ................        204,100        1,945
      Tempur-Pedic International, Inc. ## + ........        577,000       13,733
      The Toro Co. + ...............................        156,900        8,045
      Tupperware Corp. + ...........................        427,700        9,978

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
      WCI Communities, Inc. ## + ...................        712,200   $   15,419
                                                                      ----------
                                                                         111,266
                                                                      ----------
   INTERNET & CATALOG RETAIL - 0.52%
      Insight Enterprises, Inc. ## + ...............        497,300       10,110
      School Specialty, Inc. ## + ..................        183,100        7,132
                                                                      ----------
                                                                          17,242
                                                                      ----------
   LEISURE EQUIPMENT & PRODUCTS - 0.80%
      Brunswick Corp. + ............................        608,200       20,746
      Polaris Industries, Inc. + ...................        129,600        6,060
                                                                      ----------
                                                                          26,806
                                                                      ----------
   MEDIA - 1.23%
      Belo Corp. + .................................        102,800        1,924
      Courier Corp. ................................         70,999        2,823
      Cox Radio, Inc. ## + .........................        270,900        4,242
      Dow Jones & Co., Inc. + ......................         76,700        2,892
      Entercom Communications Corp. + ..............        225,300        6,351
      Hearst-Argyle Television, Inc. + .............         67,400        1,761
      Journal Communications, Inc. .................        336,500        4,533
      Lin TV Corp. ## + ............................        189,975        2,088
      Meredith Corp. ...............................         88,600        5,224
      Westwood One, Inc. + .........................      1,318,100        9,134
                                                                      ----------
                                                                          40,972
                                                                      ----------
   MULTILINE RETAIL - 0.93%
      BJ's Wholesale Club, Inc. ## + ...............        604,800       18,471
      Fred's, Inc. + ...............................        578,100        7,775
      Tuesday Morning Corp. + ......................        292,700        4,876
                                                                      ----------
                                                                          31,122
                                                                      ----------
   SPECIALTY RETAIL - 5.68%
      Aeropostale, Inc. ## .........................        125,400        4,507
      American Greetings Corp. + ...................        393,800        9,459
      Asbury Automotive Group, Inc. ................        163,800        4,007
      Big 5 Sporting Goods Corp. ...................        383,100        9,305
      Borders Group, Inc. + ........................         27,800          583
      The Buckle, Inc. + ...........................        111,600        3,748
      The Cato Corp. ...............................        109,300        2,467
      Charming Shoppes, Inc. ## ....................        500,400        6,565
      Circuit City Stores, Inc. ....................         45,600          931
      Claire's Stores, Inc. + ......................        291,100       10,014
      Conn's, Inc. ## + ............................         86,500        2,030
      The Finish Line, Inc., Class A Shares ........        311,200        3,974
      Foot Locker, Inc. ............................         98,400        2,208
      Genesco, Inc. ## + ...........................         96,300        3,793
      Group 1 Automotive, Inc. + ...................        170,400        9,031
      HOT Topic, Inc. ## + .........................        211,300        2,200
      Jos. A. Bank Clothiers, Inc. ## + ............        172,500        5,341

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
      Lithia Motors, Inc. + ........................         46,500   $    1,336
      MarineMax, Inc. ## + .........................        311,600        7,528
      The Men's Wearhouse, Inc. ....................        653,800       28,074
      OfficeMax, Inc. ..............................         67,800        3,274
      Pacific Sunwear of California ## + ...........        321,100        6,294
      Regis Corp. ..................................        236,600        9,887
      Rent-A-Center, Inc. ## + .....................        483,250       14,237
      Sonic Automotive, Inc., A Shares + ...........        574,700       18,017
      Stage Stores, Inc. ...........................        193,680        6,215
      United Auto Group, Inc. + ....................         22,500          539
      Williams-Sonoma, Inc. + ......................         28,900        1,011
      Zale Corp. ## + ..............................        476,000       13,100
                                                                      ----------
                                                                         189,675
                                                                      ----------
   TEXTILES & APPAREL - 1.26%
      Columbia Sportswear Co. + ....................         87,168        5,652
      Jones Apparel Group, Inc. ....................         72,500        2,477
      Kenneth Cole Productions, Inc. + .............        116,900        2,768
      K-Swiss, Inc. + ..............................        139,539        4,412
      New York & Co., Inc. ## + ....................        216,300        3,160
      The Timberland Co. ## + ......................        322,800        9,739
      The Warnaco Group, Inc. ## + .................        494,100       13,978
                                                                      ----------
                                                                          42,186
                                                                      ----------
   TOTAL CONSUMER DISCRETIONARY                                          600,973
                                                                      ----------
CONSUMER STAPLES - 3.05%
   FOOD & DRUG RETAILING - 1.11%
      Agrium, Inc. .................................        294,600       10,217
      Casey's General Stores, Inc. + ...............        244,900        6,250
      Longs Drug Stores Corp. + ....................        255,900       11,004
      Pathmark Stores, Inc. ## + ...................        349,400        3,829
      Ruddick Corp. ................................        157,000        4,365
      Winn-Dixie Stores, Inc. ## ...................        108,900        1,482
                                                                      ----------
                                                                          37,147
                                                                      ----------
   FOOD PRODUCTS - 1.81%
      Del Monte Foods Co. ..........................      1,416,900       16,238
      J&J Snack Foods Corp. ........................         21,200          875
      The JM Smucker Co. ...........................         54,700        2,598
      Lance, Inc. + ................................        134,510        2,861
      Pilgrim's Pride Corp. + ......................         57,500        1,821
      Ralcorp Holdings, Inc. ## + ..................        268,300       14,848
      Sanderson Farms, Inc. + ......................        147,200        4,654
      Sensient Technologies Corp. ..................        306,750        7,570
      Smithfield Foods, Inc. ## + ..................        345,700        9,078
                                                                      ----------
                                                                          60,543
                                                                      ----------

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
   TOBACCO - 0.13%
      Universal Corp. + ............................         87,900   $    4,248
                                                                      ----------
   TOTAL CONSUMER STAPLES                                                101,938
                                                                      ----------
ENERGY - 4.36%
   ENERGY EQUIPMENT & SERVICES - 1.79%
      CARBO Ceramics, Inc. + .......................        168,600        6,218
      Dril-Quip, Inc. ## ...........................         59,040        2,196
      FMC Technologies, Inc. ## ....................         19,100        1,183
      Gulfmark Offshore, Inc. ## + .................         20,900          755
      Helmerich & Payne, Inc. ......................        296,100        7,944
      Oil States International, Inc. ## + ..........        461,100       13,289
      Superior Well Services, Inc. ## ..............         68,970        1,569
      Tetra Technologies, Inc. ## + ................        124,700        2,888
      Tidewater, Inc. + ............................        174,100        8,978
      Unit Corp. ## ................................        124,100        6,016
      Universal Compression Holdings, Inc. ## ......        143,000        8,643
                                                                      ----------
                                                                          59,679
                                                                      ----------
   OIL & GAS - 2.57%
      Alon USA Energy, Inc. + ......................         63,500        1,708
      Berry Petroleum Co. + ........................        248,700        7,720
      Bronco Drilling Co., Inc. ## + ...............        329,400        5,228
      Cabot Oil & Gas Corp. ........................         16,500        1,070
      Cimarex Energy Co. + .........................        155,400        5,824
      Encore Acquisition Co. ## + ..................        404,949       10,508
      EXCO Resources, Inc. ## + ....................        948,800       15,940
      Forest Oil Corp. ## + ........................         77,300        2,467
      The Houston Exploration Co. ## ...............          5,200          272
      Hydril Company LP ## + .......................         65,300        5,165
      Pioneer Drilling Co. ## + ....................        437,900        5,548
      Pogo Producing Co. + .........................        207,300       10,272
      Stone Energy Corp. ## ........................        196,500        6,679
      Tsakos Energy Navigation Ltd. + ..............        166,900        7,571
                                                                      ----------
                                                                          85,972
                                                                      ----------
   TOTAL ENERGY                                                          145,651
                                                                      ----------
FINANCIALS - 23.38%
   BANKS - 7.13%
      Alabama National Bancorp .....................         43,500        3,059
      Anchor BanCorp Wisconsin, Inc. ...............         49,838        1,488
      Astoria Financial Corp. ......................        329,100        9,738
      BancorpSouth, Inc. ...........................        154,800        3,921
      Bank of Hawaii Corp. .........................        193,600       10,135
      BankAtlantic Bancorp, Inc. + .................        580,900        7,714
      Bankunited Financial Corp. + .................        129,200        3,565
      Chemical Financial Corp. + ...................        161,431        4,811

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
      Chittenden Corp. .............................        208,925   $    6,364
      Citizens Banking Corp. + .....................        430,300       10,547
      City National Corp. + ........................         48,200        3,467
      Columbia Banking System, Inc. ................         91,600        3,125
      Community Bank System, Inc. + ................        211,400        4,790
      Corus Bankshares, Inc. + .....................        198,374        4,225
      Cullen/Frost Bankers, Inc. ...................        153,354        8,209
      CVB Financial Corp. ..........................         64,565          807
      Dime Community Bancshares, Inc. ..............         45,800          615
      Downey Financial Corp. + .....................        136,100        9,737
      F.N.B. Corp. + ...............................        392,600        6,906
      First Indiana Corp. ## .......................         36,100          857
      FirstFed Financial Corp. ## + ................         12,700          876
      FirstMerit Corp. + ...........................        228,500        5,146
      Flagstar Bancorp, Inc. + .....................        355,700        5,161
      Flushing Financial Corp. .....................        114,900        2,010
      Fulton Financial Corp. + .....................        221,278        3,540
      Greater Bay Bancorp ..........................         77,100        2,154
      Harleysville National Corp. + ................         98,509        1,901
      IBERIABANK Corp. .............................         44,300        2,554
      Independent Bank Corp. .......................         83,500        1,843
      International Bancshares Corp. ...............        241,128        7,067
      Investors Financial Services Corp. + .........         37,300        1,745
      MAF Bancorp, Inc. ............................        128,670        5,782
      National Penn Bancshares, Inc. + .............         53,084          998
      NBT Bancorp, Inc. + ..........................        150,606        3,735
      Pacific Capital Bancorp ......................        154,500        4,938
      Park National Corp. + ........................         34,500        3,399
      PFF Bancorp, Inc. ............................          8,200          278
      Provident Bankshares Corp. + .................        112,820        3,998
      Provident Financial Services, Inc. + .........         98,300        1,789
      S&T Bancorp, Inc. + ..........................          9,164          318
      Sky Financial Group, Inc. ....................        284,020        8,052
      The South Financial Group, Inc. + ............        221,100        5,713
      Sterling Bancshares, Inc. + ..................        250,050        3,013
      Sterling Financial Corp. + ...................         84,799        2,813
      Susquehanna Bancshares, Inc. + ...............        263,600        6,653
      TierOne Corp. ................................         65,000        1,958
      TrustCo Bank Corp NY + .......................        128,000        1,347
      Trustmark Corp. ..............................        332,560        9,797
      United Bankshares, Inc. ......................         75,671        2,764
      Washington Federal, Inc. .....................        552,494       12,812
      Webster Financial Corp. ......................        281,900       14,044
      Whitney Holding Corp. + ......................        126,800        4,012
      Wilmington Trust Corp. + .....................         44,800        1,878
                                                                      ----------
                                                                         238,168
                                                                      ----------

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
   DIVERSIFIED FINANCIALS - 2.99%
      Affiliated Managers Group, Inc. ## + .........         88,000   $    9,803
      Apollo Investment Corp. + ....................        426,300        9,464
      Ares Capital Corp. ...........................        263,900        5,236
      Asset Acceptance Capital Corp. ## + ..........        476,122        7,347
      Assured Guaranty Ltd. ........................        166,900        4,379
      Asta Funding, Inc. + .........................        197,500        6,363
      CBRE Realty Finance, Inc. + ..................        106,460        1,759
      CompuCredit Corp. ## + .......................        248,200        8,784
      Cowen Group, Inc. ## .........................         81,000        1,683
      Financial Federal Corp. + ....................        177,150        5,066
      IndyMac Bancorp, Inc. + ......................        169,206        6,580
      Knight Capital Group, Inc. ## ................        305,300        5,517
      MCG Capital Corp. + ..........................        561,100       11,093
      Nelnet, Inc. ## + ............................        107,200        2,966
      Piper Jaffray Co. ## .........................        133,113        9,177
      Raymond James Financial, Inc. ................         58,200        1,858
      Texas Capital Bancshares, Inc. ## ............        144,400        2,810
                                                                      ----------
                                                                          99,885
                                                                      ----------
   INSURANCE - 9.01%
      21st Century Insurance Group + ...............        395,050        8,391
      Alfa Corp. + .................................         76,503        1,443
      American Equity Investment Life Holding
         Co. + .....................................        379,700        4,864
      American Financial Group, Inc. + .............        669,050       23,631
      American National Insurance Co. ..............         11,600        1,420
      Arch Capital Group Ltd. ## ...................        131,898        8,519
      Argonaut Group, Inc. ## ......................        115,007        3,857
      Aspen Insurance Holdings Ltd. ................        235,800        6,041
      The Commerce Group, Inc. .....................        240,600        7,261
      Conseco, Inc. ## + ...........................        771,200       15,308
      Delphi Financial Group, Inc. .................        509,050       20,077
      Employers Holdings, Inc. ## ..................         54,300          923
      FBL Financial Group, Inc. ....................        200,748        7,791
      Fremont General Corp. + ......................         30,900          420
      Great American Financial Resources, Inc. .....         78,800        1,745
      The Hanover Insurance Group, Inc. ............        453,800       21,805
      Harleysville Group, Inc. .....................         63,628        2,163
      HCC Insurance Holdings, Inc. + ...............        248,800        7,770
      Horace Mann Educators Corp. ..................        449,000        8,904
      Infinity Property and Casualty Corp. .........        139,998        6,698
      KMG America Corp. ## + .......................        276,700        2,560
      LandAmerica Financial Group, Inc. + ..........         62,800        3,960
      Mercury General Corp. ........................        194,100       10,124
      The Midland Co. ..............................         67,912        3,123
      National Western Life Insurance Co. ..........          2,400          551


                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
      The Navigators Group, Inc. ## ................        179,700   $    8,588
      Odyssey Re Holdings Corp. + ..................        384,500       15,169
      Ohio Casualty Corp. ..........................        352,040       10,399
      The Phoenix Companies, Inc. ..................        206,900        3,110
      PMA Capital Corp. ## + .......................        169,400        1,586
      Presidential Life Corp. ......................         90,400        1,964
      ProAssurance Corp. ## ........................         50,000        2,540
      Protective Life Corp. ........................        285,100       13,950
      Quanta Capital Holdings Ltd. ## ..............        265,200          562
      Reinsurance Group of America, Inc. + .........        253,300       14,729
      Safety Insurance Group, Inc. .................        113,100        5,524
      Security Capital Assurance Ltd. ..............        112,560        3,203
      StanCorp Financial Group, Inc. ...............        326,300       15,613
      Stewart Information Services Corp. + .........         56,876        2,391
      Triad Guaranty, Inc. ## + ....................        212,600       10,949
      United America Indemnity Ltd. ## .............        245,297        5,917
      United Fire & Casualty, Co. ..................         35,700        1,208
      Unitrin, Inc. ................................         82,300        4,215
                                                                      ----------
                                                                         300,966
                                                                      ----------
   REAL ESTATE - 4.25%
      Alexandria Real Estate Equities, Inc. ........         17,400        1,885
      American Financial Realty Trust + ............        653,400        7,305
      American Home Mortgage Investment Corp. + ....        113,300        3,959
      Annaly Capital Management, Inc. ..............        531,000        7,317
      Anthracite Capital, Inc. .....................        215,300        2,943
      Bluegreen Corp. ## + .........................        321,300        4,203
      Brookfield Homes Corp. + .....................         76,870        2,791
      California Coastal Communities, Inc. .........         31,000          624
      Capital Lease Funding, Inc. + ................        483,500        5,420
      Comstock Homebuilding Companies, Inc. ## + ...        147,700          959
      Corrections Corp of America ## ...............        106,759        5,201
      Crystal River Capital, Inc. + ................         67,600        1,866
      DiamondRock Hospitality Co. ..................        405,400        7,642
      Eagle Hospitality Properties Trust, Inc. .....        196,000        1,970
      Education Realty Trust, Inc. + ...............        267,300        4,017
      Equity Inns, Inc. ............................        521,300        8,601
      Fieldstone Investment Corp. + ................        326,100        1,145
      First Potomac Realty Trust + .................        100,500        3,018
      Government Properties Trust, Inc. ............         22,900          244
      Health Care Real Estate Investment Trust,
         Inc. + ....................................         46,700        2,186
      Highland Hospitality Corp. ...................        487,500        7,741
      Innkeepers USA Trust .........................        230,000        3,770
      Jones Lang LaSalle, Inc. .....................         43,000        4,493
      LaSalle Hotel Properties + ...................        278,500       13,259

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
      Lexington Realty Trust + .....................        415,000   $    8,831
      MI Developments, Inc. ........................        421,600       14,925
      Mission West Properties, Inc. ................        183,300        2,343
      Redwood Trust, Inc. ..........................        117,800        7,487
      Strategic Hotel Capital, Inc. + ..............        195,400        4,205
      Thomas Properties Group, Inc. ................        108,500        1,667
                                                                      ----------
                                                                         142,017
                                                                      ----------
   TOTAL FINANCIALS                                                      781,036
                                                                      ----------
HEALTH CARE - 3.56%
   BIOTECHNOLOGY - 0.11%
      Charles River Laboratories International,
         Inc. ## ...................................         41,200        1,854
      Invitrogen Corp. ## ..........................         32,500        1,990
                                                                      ----------
                                                                           3,844
                                                                      ----------
   HEALTH CARE EQUIPMENT & SUPPLIES - 0.14%
      Kinetic Concepts, Inc. ## ....................         45,300        2,228
      Medical Action Industries, Inc. ## ...........         75,200        2,373
                                                                      ----------
                                                                           4,601
                                                                      ----------
   HEALTH CARE PROVIDERS & SERVICES - 2.75%
      Air Methods Corp. ## + .......................         65,400        1,770
      Amedisys, Inc. ## + ..........................        124,067        4,010
      Apria Healthcare Group, Inc. ## + ............        301,200        8,364
      Kindred Healthcare, Inc. ## + ................        282,100        8,096
      LifePoint Hospitals, Inc. ## .................        516,300       17,544
      Magellan Health Services, Inc. ## ............        224,753        9,172
      MAXIMUS, Inc. ................................        376,900       11,363
      MDS, Inc. ## .................................         54,600          945
      Option Care, Inc. + ..........................        460,763        6,077
      Pediatrix Medical Group, Inc. ## + ...........        170,400        8,953
      RehabCare Group, Inc. ## + ...................        174,100        2,643
      Res-Care, Inc. ## ............................        230,900        4,011
      Triad Hospitals, Inc. ## + ...................        164,300        6,983
      Universal Health Services, Inc. ..............         31,900        1,848
                                                                      ----------
                                                                          91,779
                                                                      ----------
   PHARMACEUTICALS - 0.56%
      Aspreva Pharmaceuticals Corp. ## + ...........        332,100        6,622
      Endo Pharmaceuticals Holdings, Inc. ## .......         30,800          946
      KV Pharmaceutical Co. ## + ...................        101,300        2,556
      Sciele Pharma, Inc. ## + .....................        369,200        8,768
                                                                      ----------
                                                                          18,892
                                                                      ----------
   TOTAL HEALTH CARE                                                     119,116
                                                                      ----------
INDUSTRIALS - 18.33%
   AEROSPACE & DEFENSE - 1.16%
      Alliant Techsystems, Inc. ## + ...............         28,200        2,284

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
      Armor Holdings, Inc. ## + ....................        171,500   $   10,376
      BE Aerospace, Inc. ## ........................        250,400        7,457
      EDO Corp. + ..................................        115,800        2,689
      Esterline Technologies Corp. ## + ............        278,700       11,140
      Ladish Co., Inc. ## + ........................         78,900        3,211
      United Industrial Corp. + ....................         32,500        1,641
                                                                      ----------
                                                                          38,798
                                                                      ----------
   AIR FREIGHT & COURIERS - 0.42%
      Ryder System, Inc. ...........................        259,900       14,175
                                                                      ----------
   BUILDING PRODUCTS - 1.03%
      Builders FirstSource, Inc. ## ................         44,400          805
      Drew Industries, Inc. ## .....................         43,900        1,216
      Griffon Corp. ## + ...........................        109,100        2,810
      Insituform Technologies, Inc. ## + ...........        525,000       14,653
      Lennox International, Inc. + .................        283,300        8,595
      Simpson Manufacturing Co., Inc. + ............        171,100        5,597
      Universal Forest Products, Inc. + ............         18,225          891
                                                                      ----------
                                                                          34,567
                                                                      ----------
   CHEMICALS - 0.14%
      Pioneer Companies, Inc. ## ...................        160,400        4,802
                                                                      ----------
   COMMERCIAL SERVICES & SUPPLIES - 6.46%
      Adesa, Inc. ..................................        180,000        5,224
      Bowne & Co., Inc. ............................        417,800        6,284
      The Brink's Co. + ............................        106,630        6,627
      Career Education Corp. ## ....................        260,400        7,466
      Casella Waste Systems, Inc. ## ...............        185,200        2,315
      Central Parking Corp. + ......................        213,800        4,259
      Ceridian Corp. ## ............................         88,300        2,646
      CheckFree Corp. ## ...........................         22,400          928
      Clean Harbors, Inc. ## + .....................        133,200        7,145
      Con-way, Inc. + ..............................        475,300       23,641
      CSG Systems International, Inc. ## + .........        282,800        7,093
      Deluxe Corp. + ...............................        364,100       10,894
      Electro Rent Corp. ## ........................         83,006        1,301
      Ennis, Inc. + ................................         89,300        2,249
      Headwaters, Inc. ## + ........................        196,000        4,453
      John H. Harland Co. + ........................        160,000        8,061
      Kelly Services, Inc. + .......................        397,300       12,320
      Kforce, Inc. ## + ............................        404,600        5,770
      Labor Ready, Inc. ## .........................        184,900        3,472
      LECG Corp. ## + ..............................        714,900       10,287
      McGrath Rentcorp .............................        133,338        4,084
      Navigant Consulting, Inc. ## + ...............        350,900        7,292
      PHH Corp. ## + ...............................        279,800        8,187

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
      Pre-Paid Legal Services, Inc. ## + ...........        100,400   $    3,903
      The Providence Service Corp ## + .............        150,400        3,309
      Sabre Holdings Corp. .........................        227,998        7,367
      Spherion Corp. ## ............................        694,200        5,713
      Steelcase, Inc., A Shares ....................         95,300        1,867
      United Stationers, Inc. ## + .................        235,750       12,014
      Valassis Communications, Inc. ## + ...........      1,515,200       23,289
      Waste Connections, Inc. ## + .................        145,800        6,352
                                                                      ----------
                                                                         215,812
                                                                      ----------
   CONSTRUCTION & ENGINEERING - 0.52%
      Comfort Systems USA, Inc. ....................         99,822        1,223
      Infrasource Services, Inc. ## ................        180,000        3,825
      KBR, Inc. ## + ...............................          6,340          148
      The Shaw Group, Inc. ## + ....................        362,400       12,235
                                                                      ----------
                                                                          17,431
                                                                      ----------
   ELECTRICAL EQUIPMENT - 1.01%
      AO Smith Corp. ...............................         56,000        2,147
      Brady Corp. + ................................        382,100       14,310
      II-VI, Inc. ## + .............................        120,300        3,614
      Regal-Beloit Corp. + .........................        247,400       12,449
      Thomas & Betts Corp. ## ......................         23,200        1,111
                                                                      ----------
                                                                          33,631
                                                                      ----------
   MACHINERY - 4.57%
      AGCO Corp. ## + ..............................        730,880       24,828
      Albany International Corp. ...................         23,500          798
      Barnes Group, Inc. + .........................        582,000       12,466
      Briggs & Stratton Corp. + ....................        313,100        9,280
      Flanders Corp. ## + ..........................        126,400        1,110
      Flowserve Corp. ## + .........................        434,600       23,064
      The Greenbrier Companies, Inc. + .............        115,300        3,329
      Harsco Corp. .................................        149,900       12,873
      IDEX Corp. ...................................         52,100        2,704
      Kaydon Corp. + ...............................        384,900       16,589
      Kennametal, Inc. .............................        173,650       10,732
      Mueller Industries, Inc. ## ..................         46,010        1,499
      Navistar International Corp. ## + ............        323,600       14,316
      Reliance Steel & Aluminum Co. + ..............         40,000        1,666
      The Timken Co. ...............................        481,700       13,781
      Wabash National Corp. + ......................        220,600        3,516
                                                                      ----------
                                                                         152,551
                                                                      ----------
   MARINE - 0.68%
      Alexander & Baldwin, Inc. + ..................        192,600        9,522
      Kirby Corp. ## + .............................        293,400       10,419
      Overseas Shipholding Group, Inc. + ...........         45,100        2,802
                                                                      ----------
                                                                          22,743
                                                                      ----------

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
   RENTAL AUTO/EQUIPMENT - 0.45%
      Avis Budget Group, Inc. + ....................        178,150   $    4,536
      United Rentals, Inc. ## + ....................        408,000       10,506
                                                                      ----------
                                                                          15,042
                                                                      ----------
   ROAD & RAIL - 1.64%
      Arkansas Best Corp. + ........................        252,200        9,639
      Covenant Transport, Inc. ## + ................        182,300        2,131
      Laidlaw International, Inc. ..................        231,900        6,890
      Swift Transportation Co., Inc. ## ............        486,153       14,837
      Werner Enterprises, Inc. + ...................        270,100        5,135
      YRC Worldwide, Inc. ## + .....................        362,000       16,055
                                                                      ----------
                                                                          54,687
                                                                      ----------
   TRADING COMPANIES & DISTRIBUTORS - 0.06%
      MSC Industrial Direct Co., Inc. ..............         47,100        2,034
                                                                      ----------
   TRANSPORT-SERVICES - 0.19%
      Bristow Group, Inc. ## + .....................        166,100        6,204
                                                                      ----------
   TOTAL INDUSTRIALS                                                     612,477
                                                                      ----------
INFORMATION TECHNOLOGY - 11.36%
   COMMUNICATIONS EQUIPMENT - 1.62%
      Andrew Corp. ## ..............................        174,900        1,857
      Avocent Corp. ## + ...........................        233,800        8,076
      Brocade Communications Systems, Inc. ## + ....        449,200        3,854
      CommScope, Inc. ## ...........................        226,300        7,312
      Comtech Telecommunications Corp. ## + ........        183,900        6,620
      DSP Group, Inc. ## ...........................         80,600        1,691
      Emulex Corp. ## ..............................        329,300        5,845
      Foundry Networks, Inc. ## ....................        495,600        7,171
      Plantronics, Inc. + ..........................        219,600        4,326
      Powerwave Technologies, Inc. ## + ............        258,300        1,509
      Symmetricom, Inc. ## + .......................        206,100        1,760
      Tekelec, Inc. ## + ...........................        260,800        4,016
                                                                      ----------
                                                                          54,037
                                                                      ----------
   COMPUTERS & PERIPHERALS - 0.48%
      Avid Technology, Inc. ## + ...................        135,100        4,999
      Electronics for Imaging, Inc. ## .............        223,500        5,152
      Mercury Computer Systems, Inc. ## + ..........        464,600        6,002
                                                                      ----------
                                                                          16,153
                                                                      ----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.99%
      Anixter International, Inc. ## ...............         20,600        1,139
      Arrow Electronics, Inc. ## ...................        256,900        9,056
      Avnet, Inc. ## ...............................        994,500       30,879
      Benchmark Electronics, Inc. ## ...............        413,399        9,363
      Diebold, Inc. + ..............................        310,000       14,368

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
      Global Imaging Systems, Inc. ## ..............         17,000   $      327
      IKON Office Solutions, Inc. ..................        577,100        8,599
      Ingram Micro, Inc. ## ........................      1,478,300       28,842
      Littelfuse, Inc. ## + ........................        337,200       10,585
      Methode Electronics, Inc. + ..................        746,000        8,213
      Mettler-Toledo International, Inc. ## ........         28,800        2,385
      MTS Systems Corp. ............................         65,600        2,806
      Multi-Fineline Electronix, Inc. ## + .........         75,600        1,342
      PerkinElmer, Inc. ............................        102,300        2,442
      Plexus Corp. ## + ............................        878,600       14,760
      TTM Technologies, Inc. ## ....................        566,300        6,065
      Vishay Intertechnology, Inc. ## + ............      1,190,000       15,637
                                                                      ----------
                                                                         166,808
                                                                      ----------
   INTERNET SOFTWARE & SERVICES - 0.77%
      EarthLink, Inc. ## + .........................        866,800        6,336
      Netgear, Inc. ## + ...........................        177,595        4,573
      NIC, Inc. ## .................................        435,700        2,331
      United Online, Inc. ..........................        463,080        6,502
      WebEx Communications, Inc. ## + ..............        163,100        6,048
                                                                      ----------
                                                                          25,790
                                                                      ----------
   IT CONSULTING & SERVICES - 0.76%
      BearingPoint, Inc. ## + ......................        429,000        3,436
      Lionbridge Technologies ## + .................        258,700        1,674
      Perot Systems Corp. ## .......................        360,700        5,894
      Phase Forward, Inc. ## .......................        234,500        3,175
      SI International, Inc. ## + ..................        138,900        4,007
      SYNNEX Corp. ## + ............................        107,900        2,072
      Unisys Corp. ## + ............................        604,400        5,210
                                                                      ----------
                                                                          25,468
                                                                      ----------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.51%
      Actel Corp. ## ...............................        170,200        3,040
      Cirrus Logic, Inc. ## ........................        296,500        2,200
      Fairchild Semiconductor International,
         Inc. ## ...................................         48,700          867
      FEI Co. ## + .................................        201,700        5,075
      Integrated Device Technology, Inc. ## ........        104,800        1,585
      Kulicke and Soffa Industries, Inc. ## ........        171,300        1,589
      Micrel, Inc. ## ..............................        227,100        2,296
      Microsemi Corp. ## + .........................        175,700        3,198
      MKS Instruments, Inc. ## + ...................        634,100       13,868
      Omnivision Technologies, Inc. ## + ...........        199,285        2,300
      Photronics, Inc. ## ..........................        121,200        2,019
      Rudolph Technologies, Inc. ## + ..............        176,900        2,765
      Teradyne, Inc. ## + ..........................        637,100        9,493
                                                                      ----------
                                                                          50,295
                                                                      ----------

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
   SOFTWARE - 1.23%
      Agile Software Corp. ## + ....................        245,700   $    1,538
      Computer Programs and Systems, Inc. + ........         65,200        2,070
      Epicor Software Corp. ## + ...................        257,900        3,572
      EPIQ Systems, Inc. ## + ......................        147,100        2,658
      Fair Isaac Corp. .............................         22,600          900
      Mentor Graphics Corp. ## + ...................      1,185,500       22,050
      Novell, Inc. ## + ............................        618,000        4,481
      Sybase, Inc. ## + ............................        145,300        3,762
                                                                      ----------
                                                                          41,031
                                                                      ----------
   TOTAL INFORMATION TECHNOLOGY                                          379,582
                                                                      ----------
MATERIALS - 6.67%
   BASIC MATERIALS - 0.09% .........................
      AMCOL International Corp. + ..................         97,700        2,937
                                                                      ----------
   CHEMICALS - 2.94%
      Cytec Industries, Inc. + .....................        100,400        5,845
      FMC Corp. ....................................        178,600       13,904
      Georgia Gulf Corp. + .........................        815,500       16,971
      H.B. Fuller Co. ..............................        213,000        5,510
      International Flavors & Fragrances, Inc. + ...         55,500        2,691
      Lubrizol Corp. ...............................        435,700       22,447
      Olin Corp. ...................................        504,600        8,497
      PolyOne Corp. ## + ...........................      1,837,700       13,470
      Tronox, Inc. + ...............................        397,900        5,701
      UAP Holding Corp. ............................         37,800          947
      Westlake Chemical Corp. + ....................         60,300        2,001
                                                                      ----------
                                                                          97,984
                                                                      ----------
   CONSTRUCTION MATERIALS - 0.32%
      Ameron International Corp. ...................         62,900        5,074
      Florida Rock Industries, Inc. + ..............        115,500        5,712
                                                                      ----------
                                                                          10,786
                                                                      ----------
   CONTAINERS & PACKAGING - 0.31%
      AptarGroup, Inc. + ...........................        140,100        8,547
      Silgan Holdings, Inc. ........................         37,958        1,778
                                                                      ----------
                                                                          10,325
                                                                      ----------
   METALS & MINING - 2.43%
      Century Aluminum Co. ## + ....................        420,200       19,153
      Compass Minerals International, Inc. + .......        103,200        3,202
      Foundation Coal Holdings, Inc. + .............        212,600        7,075
      Gibraltar Industries, Inc. + .................        500,600       12,280
      GrafTech Int'l, Ltd. ## ......................        716,200        5,816
      Metal Management, Inc. .......................        153,700        6,308
      Quanex Corp. + ...............................         90,150        3,533
      RTI International Metals, Inc. ## ............         93,900        7,676

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
      USEC, Inc. + .................................        309,200   $    4,193
      Worthington Industries, Inc. + ...............        627,800       12,041
                                                                      ----------
                                                                          81,277
                                                                      ----------
   PAPER & FOREST PRODUCTS - 0.58%
      Glatfelter + .................................        198,700        3,217
      Louisiana-Pacific Corp. ......................        442,700       10,142
      Neenah Paper, Inc. + .........................         99,500        3,396
      Wausau Paper Corp. ...........................        189,800        2,703
                                                                      ----------
                                                                          19,458
                                                                      ----------
   TOTAL MATERIALS                                                       222,767
                                                                      ----------
TELECOMMUNICATION SERVICES - 0.58%
   DIVERSIFIED TELECOMMUNICATION - 0.58%
      Cincinnati Bell, Inc. ## .....................      1,139,900        5,540
      Commonwealth Telephone Enterprises, Inc. .....        145,700        6,154
      Iowa Telecommunications Services, Inc. + .....        224,100        4,505
      Premiere Global Services, Inc. ## ............        335,000        3,169
                                                                      ----------
   TOTAL TELECOMMUNICATION SERVICES                                       19,368
                                                                      ----------
UTILITIES - 5.54%
   ELECTRIC UTILITIES - 3.13%
      Black Hills Corp. + ..........................        132,900        4,927
      CMS Energy Corp. ## ..........................          6,900          115
      El Paso Electric Co. ## ......................        164,400        3,995
      Great Plains Energy, Inc. + ..................        713,800       22,363
      Hawaiian Electric Industries, Inc. + .........         63,200        1,693
      NSTAR ........................................        557,600       18,624
      OGE Energy Corp. .............................        389,200       15,070
      Otter Tail Corp. + ...........................         38,100        1,232
      Pike Electric Corp. ## + .....................        104,100        1,694
      PNM Resources, Inc. + ........................        227,800        6,943
      Puget Energy, Inc. ...........................        402,800        9,893
      TECO Energy, Inc. + ..........................         97,600        1,655
      WPS Resources Corp. + ........................        306,100       16,239
                                                                      ----------
                                                                         104,443
                                                                      ----------
   GAS UTILITIES - 2.07%
      AGL Resources, Inc. ..........................        479,900       18,860
      Atmos Energy Corp. ...........................        470,600       14,702
      Energen Corp. ................................         70,900        3,281
      The Laclede Group, Inc. + ....................        145,400        4,723
      National Fuel Gas Co. + ......................        244,800        9,961
      New Jersey Resources Corp. ...................        113,900        5,308
      Southern Union Co. + .........................        160,348        4,459
      UGI Corp. ....................................         41,200        1,129

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
      WGL Holdings, Inc. + .........................        212,500   $    6,721
                                                                      ----------
                                                                          69,144
                                                                      ----------
   MULTI-UTILITIES - 0.34%
      Vectren Corp. + ..............................        111,500        3,135
      Westar Energy, Inc. ..........................        312,000        8,287
                                                                      ----------
                                                                          11,422
                                                                      ----------
   TOTAL UTILITIES                                                       185,009
                                                                      ----------
   TOTAL COMMON STOCKS                                                 3,167,917
                                                                      ----------
SHORT TERM INVESTMENTS - 4.64%
      American Beacon Money Market Select Fund ++ ..    140,877,735      140,877

                                                        PAR AMOUNT
                                                       ------------
      United States Treasury Bill,
         4.91%, Due 3/8/2007 # .....................   $     14,055       13,989
                                                                      ----------
TOTAL SHORT TERM INVESTMENTS                                             154,866
                                                                      ----------

                                                          SHARES
                                                       ------------
SECURITIES LENDING COLLATERAL - 25.05%
      American Beacon Cash Plus Trust ++ ...........    523,916,921      523,917
      American Beacon Money Market Select Fund ++ ..    313,115,854      313,116
                                                                      ----------
   TOTAL SECURITIES LENDING COLLATERAL                                   837,033
                                                                      ----------
TOTAL INVESTMENTS 124.51% - (COST $3,661,171)                          4,159,816
LIABILITIES, NET OF OTHER ASSETS - (24.51%)                             (818,967)
                                                                      ----------
TOTAL NET ASSETS - 100.00%                                            $3,340,849
                                                                      ==========

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at January 31, 2007.

++   The Fund/Trust is affiliated by having the same investment advisor.

# At January 31, 2007, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                 UNREALIZED
                         NUMBER OF   EXPIRATION     MARKET      APPRECIATION/
                         CONTRACTS      DATE         VALUE     (DEPRECIATION)
                         ---------   ----------   ----------   --------------
Emini Mini Russell ...     1,947      Mar 2007    $1,560,910       $1,796
                                                  ==========       ======

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2007 (Unaudited)

                                                             SHARES       VALUE
                                                          -----------   --------
                                                          (DOLLARS IN THOUSANDS)
COMMON STOCKS - 97.40%
CONSUMER DISCRETIONARY - 16.36%
   HOTELS, RESTAURANTS & LEISURE - 2.22%
      Domino's Pizza, Inc. ............................         1,650   $     47
      Jack in the Box, Inc. ## + ......................         1,080         67
      Landry's Restaurants, Inc. + ....................           800         24
      Ruby Tuesday, Inc. + ............................         1,040         30
                                                                        --------
                                                                             168
                                                                        --------
   HOUSEHOLD DURABLES - 1.84%
      Ethan Allen Interiors, Inc. + ...................           830         31
      Haverty Furniture Companies, Inc. + .............         3,660         56
      Tupperware Corp. ................................         2,222         52
                                                                        --------
                                                                             139
                                                                        --------
   INTERNET & CATALOG RETAIL - 0.68%
      Insight Enterprises, Inc. ## ....................         2,525         51
                                                                        --------
   SPECIALTY RETAIL - 7.27%
      Charming Shoppes, Inc. ## + .....................         4,060         53
      Genesco, Inc. ## + ..............................         1,270         50
      Group 1 Automotive, Inc. + ......................           865         46
      MarineMax, Inc. ## + ............................         1,350         33
      The Men's Wearhouse, Inc. .......................         1,410         60
      Payless Shoesource, Inc. ## .....................         2,650         90
      Regis Corp. + ...................................         1,380         58
      Rent-A-Center, Inc. ## ..........................         2,265         67
      Tween Brands, Inc. ## + .........................           910         31
      United Auto Group, Inc. + .......................         2,590         62
                                                                        --------
                                                                             550
                                                                        --------
   TEXTILES & APPAREL - 4.35%
      Brown Shoe Company, Inc. ........................         1,410         77
      Hartmarx Corp. ## + .............................         4,085         28
      Movado Group, Inc. + ............................         1,830         52
      Perry Ellis International, Inc. ## ..............         2,625         79
      Phillips-Van Heusen Corp. .......................           765         42
      Unifirst Corp. ..................................         1,195         50
                                                                        --------
                                                                             328
                                                                        --------
   TOTAL CONSUMER DISCRETIONARY                                            1,236
                                                                        --------
CONSUMER STAPLES - 2.20%
   DISTRIBUTORS - 0.42%
      The Andersons, Inc. + ...........................           804         32
                                                                        --------
   FOOD & DRUG RETAILING - 1.78%
      Casey's General Stores, Inc. + ..................         1,490         38
      Ruddick Corp. ...................................         1,105         31

                                                             SHARES       VALUE
                                                          -----------   --------
                                                          (DOLLARS IN THOUSANDS)
      Spartan Stores, Inc. + ..........................         2,760   $     65
                                                                        --------
                                                                             134
                                                                        --------
   TOTAL CONSUMER STAPLES                                                    166
                                                                        --------
ENERGY - 3.25%
   ENERGY EQUIPMENT & SERVICES - 2.20%
      Oil States International, Inc. ## ...............         1,405         40
      Parker Drilling Co. ## + ........................         7,840         73
      Trico Marine Services, Inc. ## + ................         1,625         53
                                                                        --------
                                                                             166
                                                                        --------
   OIL & GAS - 1.05%
      Comstock Resources, Inc. ## + ...................         1,115         35
      Swift Energy Co. ## .............................           990         44
                                                                        --------
                                                                              79
                                                                        --------
      TOTAL ENERGY                                                           245
                                                                        --------
FINANCIALS - 32.73%
   BANKS - 9.49%
      Bankunited Financial Corp. + ....................         1,750         48
      Central Pacific Financial Corp. + ...............         1,570         61
      Corus Bankshares, Inc. + ........................         2,215         47
      Cybertel Capital Corp. + ........................           625         27
      First Community Bancorp, Inc. + .................         1,200         64
      First Niagara Financial Group, Inc. + ...........         1,310         19
      FirstFed Financial Corp. ## + ...................         1,215         84
      Franklin Bank Corp. ## + ........................         2,265         43
      Hanmi Financial Corp. + .........................         1,950         40
      Irwin Financial Corp. + .........................         3,005         66
      Pacific Capital Bancorp + .......................           655         21
      Provident Bankshares Corp. + ....................           485         17
      Sterling Bancshares, Inc. + .....................         1,847         22
      Sterling Financial Corp. + ......................         1,810         60
      TierOne Corp. ...................................         1,350         41
      Trustmark Corp. .................................           539         16
      Umpqua Holdings Corp. + .........................         1,460         42
                                                                        --------
                                                                             718
                                                                        --------
   DIVERSIFIED FINANCIALS - 4.05%
      Advanta Corp., Class A Shares ...................           380         16
      Advanta Corp., Class B Shares ...................           945         44
      Cash America International, Inc. ................         1,080         46
      CompuCredit Corp. ## + ..........................         1,410         50
      Investment Technology Group, Inc. ## ............           910         40
      MCG Capital Corp. ...............................         2,460         49
      Ocwen Financial Corp. ## + ......................         1,035         14
      SWS Group, Inc. .................................           535         13

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                             SHARES       VALUE
                                                          -----------   --------
                                                          (DOLLARS IN THOUSANDS)
      World Acceptance Corp. ## + .....................           765   $     34
                                                                        --------
                                                                             306
                                                                        --------
   INSURANCE - 7.11%
      Argonaut Group, Inc. ## .........................         2,125         71
      Delphi Financial Group, Inc. + ..................         1,750         69
      FPIC Insurance Group, Inc. ## ...................         1,445         63
      Harleysville Group, Inc. ........................         1,685         57
      LandAmerica Financial Group, Inc. + .............           530         34
      The Navigators Group, Inc. ## ...................         1,215         58
      Ohio Casualty Corp. + ...........................         1,300         38
      SeaBright Insurance Holdings, Inc. ## ...........         1,350         24
      Stewart Information Services Corp. + ............           990         42
      Triad Guaranty, Inc. ## + .......................           540         28
      Universal American Financial Corp. ## + .........         2,795         53
                                                                        --------
                                                                             537
                                                                        --------
   REAL ESTATE - 12.08%
      Arbor Realty Trust, Inc. ........................         1,080         35
      Ashford Hospitality Trust, Inc. + ...............         4,480         55
      Capital Trust, Inc. .............................           830         41
      DiamondRock Hospitality Co. + ...................         3,345         63
      Entertainment Properties Trust + ................           405         26
      Equity Inns, Inc. + .............................         3,335         55
      Equity Lifestyle Properties, Inc. ...............           440         24
      FelCor Lodging Trust, Inc. ......................         3,145         69
      Gramercy Capital Corp. ..........................         1,025         37
      Highland Hospitality Corp. + ....................         4,625         73
      Innkeepers USA Trust ............................         4,045         66
      Nationwide Health Properties, Inc. ..............         1,035         35
      NorthStar Realty Finance Corp. + ................         3,705         65
      PS Business Parks, Inc. .........................           405         31
      RAIT Financial Trust + ..........................         1,790         67
      Redwood Trust, Inc. .............................         1,030         66
      Senior Housing Properties Trust + ...............         1,350         35
      Sunstone Hotel Investors, Inc. ..................         1,685         48
      Tanger Factory Outlet Centers, Inc. + ...........           530         22
                                                                        --------
                                                                             913
                                                                        --------
   TOTAL FINANCIALS                                                        2,474
                                                                        --------
HEALTH CARE - 5.73%
   HEALTH CARE EQUIPMENT & SUPPLIES - 0.53%
      STERIS Corp. + ..................................         1,555         40
                                                                        --------
   HEALTH CARE PROVIDERS & SERVICES - 3.13%
      Centene Corp. ## ................................         1,635         41
      Gentiva Health Services, Inc. ## + ..............         3,105         61
      Owens & Minor, Inc. + ...........................         1,270         43

                                                             SHARES       VALUE
                                                          -----------   --------
                                                          (DOLLARS IN THOUSANDS)
      PSS World Medical, Inc. ## ......................         2,295   $     46
      Res-Care, Inc. ## ...............................         2,635         46
                                                                        --------
                                                                             237
                                                                        --------
   PHARMACEUTICALS - 2.07%
      NBTY, Inc. ## ...................................         1,720         89
      Sciele Pharma, Inc. ## + ........................         2,815         67
                                                                        --------
                                                                             156
                                                                        --------
   TOTAL HEALTH CARE                                                         433
                                                                        --------
INDUSTRIALS - 13.99%
   BUILDING PRODUCTS - 2.71%
      Griffon Corp. ## + ..............................         2,230         58
      Lennox International, Inc. ......................         1,410         43
      NCI Building Systems, Inc. ## + .................           910         52
      Universal Forest Products, Inc. .................           765         37
      Watsco, Inc. ....................................           300         15
                                                                        --------
                                                                             205
                                                                        --------
   CHEMICALS - 0.61%
      Central Garden and Pet Co. ## + .................         1,025         46
                                                                        --------
   COMMERCIAL SERVICES & SUPPLIES - 2.52%
      Consolidated Graphics, Inc. ## ..................           735         46
      eFunds Corp. ## + ...............................           840         22
      Ennis, Inc. .....................................         2,730         69
      Korn/Ferry International ## .....................           970         23
      United Stationers, Inc. ## ......................           605         31
                                                                        --------
                                                                             191
                                                                        --------
   DIVERSIFIED MANUFACT OP - 0.33%
      Acuity Brands, Inc. + ...........................           425         25
                                                                        --------
   ELECTRICAL EQUIPMENT - 2.90%
      Aeroflex, Inc. ## + .............................         4,405         53
      AO Smith Corp. + ................................           975         37
      Belden CDT, Inc. + ..............................         1,460         63
      Paxar Corp. ## + ................................         2,130         47
      Regal-Beloit Corp. + ............................           385         19
                                                                        --------
                                                                             219
                                                                        --------
   MACHINERY - 2.01%
      Applied Industrial Technologies, Inc. + .........         1,565         38
      Barnes Group, Inc. + ............................         1,560         33
      The Greenbrier Companies, Inc. + ................           300          9
      Kennametal, Inc. ................................         1,160         72
                                                                        --------
                                                                             152
                                                                        --------
   RENTAL AUTO/EQUIPMENT - 1.27%
      Dollar Thrifty Automotive Group, Inc. ## + ......         1,180         56

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                             SHARES       VALUE
                                                          -----------   --------
                                                          (DOLLARS IN THOUSANDS)
      United Rentals, Inc. ## + .......................         1,555   $     40
                                                                        --------
                                                                              96
                                                                        --------
   ROAD & RAIL - 1.09%
      Celadon Group, Inc. ## + ........................         1,520         25
      Saia, Inc. ## ...................................         2,125         57
                                                                        --------
                                                                              82
                                                                        --------
   TRANSPORT-SERVICES - 0.55%
      Bristow Group, Inc. ## + ........................         1,115         41
                                                                        --------
      TOTAL INDUSTRIALS                                                    1,057
                                                                        --------
INFORMATION TECHNOLOGY - 10.32%
   COMMUNICATIONS EQUIPMENT - 1.27%
      Black Box Corp. + ...............................           840         34
      CommScope, Inc. ## + ............................         1,910         62
                                                                        --------
                                                                              96
                                                                        --------
   COMPUTERS & PERIPHERALS - 0.36%
      Komag, Inc. ## + ................................           800         27
                                                                        --------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.28%
      Anixter International, Inc. ## + ................         1,035         57
      Benchmark Electronics, Inc. ## + ................         1,615         37
      Checkpoint Systems, Inc. ## .....................         1,830         34
      CTS Corp. + .....................................         2,175         34
      Global Imaging Systems, Inc. ## .................         2,710         52
      MTS Systems Corp. ...............................           885         38
      Park Electrochemical Corp. ......................         1,300         35
      Technitrol, Inc. + ..............................         1,680         37
                                                                        --------
                                                                             324
                                                                        --------
   IT CONSULTING & SERVICES - 2.27%
      Agilysys, Inc. + ................................         2,020         38
      CACI International, Inc. ## .....................           715         33
      Keane, Inc. ## + ................................         1,795         22
      Ness Technologies, Inc. ## + ....................         3,870         52
      SYKES Enterprises, Inc. ## ......................         1,760         26
                                                                        --------
                                                                             171
                                                                        --------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.14%
      Advanced Energy Industries, Inc. ## .............         2,630         46
      ON Semiconductor Corp. ## + .....................         9,245         77
      Photronics, Inc. ## + ...........................         2,335         39
                                                                        --------
                                                                             162
                                                                        --------
   TOTAL INFORMATION TECHNOLOGY                                              780
                                                                        --------

                                                             SHARES       VALUE
                                                          -----------   --------
                                                          (DOLLARS IN THOUSANDS)
MATERIALS - 6.37%
   BASIC MATERIALS - 0.64%
      AMCOL International Corp. + .....................         1,605   $     48
                                                                        --------
   CHEMICALS - 0.67%
      H.B. Fuller Co. .................................         1,950         50
                                                                        --------
   CONSTRUCTION MATERIALS - 0.80%
      Texas Industries, Inc. + ........................           825         61
                                                                        --------
   CONTAINERS & PACKAGING - 1.98%
      Greif, Inc. .....................................           740         84
      Jarden Corp. ## + ...............................           800         29
      Silgan Holdings, Inc. ...........................           760         36
                                                                        --------
                                                                             149
                                                                        --------
   METALS & MINING - 2.28%
      Carpenter Technology Corp. + ....................           195         23
      Commercial Metals Co. + .........................         1,715         46
      Gibraltar Industries, Inc. + ....................         2,675         66
      NN, Inc. + ......................................         2,950         38
                                                                        --------
                                                                             173
                                                                        --------
   TOTAL MATERIALS                                                           481
                                                                        --------
TELECOMMUNICATION SERVICES - 1.85%
   DIVERSIFIED TELECOMMUNICATION - 1.85%
      General Communication, Inc. ## + ................         1,875         29
      Golden Telecom, Inc. + ..........................         1,270         66
      Premiere Global Services, Inc. ## + .............         4,765         45
                                                                        --------
   TOTAL TELECOMMUNICATION SERVICES                                          140
                                                                        --------
UTILITIES - 4.60%
   ELECTRIC UTILITIES - 3.55%
      Black Hills Corp. + .............................           930         34
      Cleco Corp. .....................................         1,270         32
      CMS Energy Corp. ## + ...........................         1,175         20
      El Paso Electric Co. ## + .......................         2,105         51
      The Empire District Electric Co. ................         2,590         62
      PNM Resources, Inc. + ...........................         2,255         69
                                                                        --------
                                                                             268
                                                                        --------
   GAS UTILITIES - 1.05%
      Atmos Energy Corp. ..............................         1,160         36
      Southwest Gas Corp. .............................         1,105         44
                                                                        --------
                                                                              80
                                                                        --------
   TOTAL UTILITIES                                                           348
                                                                        --------
   TOTAL COMMON STOCKS                                                     7,360
                                                                        --------

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                             SHARES       VALUE
                                                          -----------   --------
                                                          (DOLLARS IN THOUSANDS)
SHORT TERM INVESTMENTS - 2.59%
      American Beacon Money Market Select Fund ++ .....        27,350   $     28
      iShares Russell 2000 Value Index Fund + .........         2,073        168
                                                                        --------
   TOTAL SHORT TERM INVESTMENTS                                              196
                                                                        --------
SECURITIES LENDING COLLATERAL - 24.52%
      American Beacon Cash Plus Trust ++ ..............     1,159,923      1,160
      American Beacon Money Market Select Fund ++ .....       693,221        693
                                                                        --------
   TOTAL SECURITIES LENDING COLLATERAL                                     1,853
                                                                        --------
TOTAL INVESTMENTS 124.51% - (COST $8,940)                                  9,409
LIABILITIES, NET OF OTHER ASSETS - (24.51%)                               (1,852)
                                                                        --------
TOTAL NET ASSETS - 100.00%                                              $  7,557
                                                                        ========

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at January 31, 2007.

++   The Fund/Trust is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2007 (Unaudited)

                                                           SHARES        VALUE
                                                        -----------   ----------
                                                         (DOLLARS IN THOUSANDS)
AUSTRALIA - 1.08%
COMMON STOCKS - 1.08%
      Alumina Ltd. + ................................       732,248   $    3,688
      Commonwealth Bank of Australia ................       208,440        8,114
      Macquarie Airports Management Ltd. ............     2,438,879        6,764
      National Australia Bank Ltd. ..................       342,730       10,777
      News Corp. ....................................       182,280        4,238
                                                                      ----------
   TOTAL AUSTRALIA                                                        33,581
                                                                      ----------
CANADA - 1.24%
COMMON STOCKS - 1.24%
      Alcan, Inc. ## ................................        78,471        4,000
      BCE, Inc. .....................................       280,044        7,363
      Celestica, Inc. ## ............................       556,300        3,300
      Husky Energy, Inc. ............................        69,080        4,430
      Jean Coutu Group, Inc. ........................       371,200        4,889
      Manulife Financial Corp. ......................       436,196       14,715
                                                                      ----------
   TOTAL CANADA                                                           38,697
                                                                      ----------
DENMARK - 0.20%
COMMON STOCKS - 0.20%
      Vestas Wind Systems ## ........................       141,526        6,300
                                                                      ----------
FINLAND - 2.27%
COMMON STOCKS - 2.27%
      Fortum Espoo Oyj ## ...........................       440,800       12,160
      Nokia Oyj ## ..................................     1,268,020       27,908
      Stora Enso Oyj + ..............................       213,542        3,569
      Stora Enso Oyj, A Shares ......................        68,102        1,136
      Stora Enso Oyj, R Shares ......................       232,400        3,895
      UPM-Kymmene Oyj ...............................       854,500       22,021
                                                                      ----------
   TOTAL FINLAND                                                          70,689
                                                                      ----------
FRANCE - 12.82%
COMMON STOCKS - 12.82%
      Accor S.A. ....................................       245,622       20,363
      AXA S.A. ......................................       924,118       39,224
      BNP Paribas ...................................       405,175       45,521
      Carrefour S.A. ................................       163,788        9,464
      Compagnie Generale des Etablissements
         Michelin ...................................       116,670       10,676
      Electricite de France .........................       143,361       10,040
      France Telecom S.A. ...........................     2,071,144       57,547
      Lafarge S.A. ..................................        55,862        8,556
      Publicis Groupe S.A. ## .......................       310,499       13,369
      Sanofi-Synthelabo .............................       824,465       72,822
      Suez S.A. .....................................       177,280        8,716

                                                           SHARES        VALUE
                                                        -----------   ----------
                                                         (DOLLARS IN THOUSANDS)
      Technip .......................................       218,226   $   14,050
      Thomson S.A. ## ...............................       283,700        5,404
      Total S.A. ....................................       672,750       45,429
      Vinci S.A. ....................................       159,529       22,018
      Vivendi S.A. ## ...............................       387,000       15,988
                                                                      ----------
   TOTAL FRANCE                                                          399,187
                                                                      ----------
GERMANY - 8.20%
COMMON STOCKS - 8.20%
      adidas AG .....................................       193,600        9,316
      Allianz AG ## .................................        39,202        7,846
      BASF AG .......................................        58,310        5,637
      Bayer AG ......................................       216,425       12,788
      Bayerische Motoren Werke AG ...................       355,081       21,765
      Celesio AG ....................................       260,090       14,901
      Commerzbank AG ## .............................        19,826          842
      DaimlerChrysler AG ## .........................       188,700       11,724
      Deutsche Post AG ..............................     1,633,649       50,262
      Deutsche Telekom ## ...........................       557,200        9,820
      E.ON AG .......................................       205,630       27,978
      Infineon Technologies AG ## + .................       527,250        7,576
      Karstadt Quelle AG ## + .......................       256,902        8,300
      METRO AG ## ...................................       176,400       12,075
      Muenchener Rueckversicherung-Gesellschaft AG ..        47,997        7,589
      Siemens AG + ..................................       426,047       46,934
                                                                      ----------
   TOTAL GERMANY                                                         255,353
                                                                      ----------
GREECE - 0.28%
COMMON STOCKS - 0.28%
      National Bank of Greece S.A. ## ...............       166,200        8,656
      Public Power Corp. ............................         1,400           40
                                                                      ----------
   TOTAL GREECE                                                            8,696
                                                                      ----------
HONG KONG/CHINA - 1.90%
COMMON STOCKS - 1.90%
      Cheung Kong Holdings Ltd. .....................       835,500       11,099
      Hang Lung Group Ltd. ..........................     2,451,000        8,411
      Henderson Land Development Co. Ltd. ...........     2,078,200       12,136
      Hutchison Whampoa Ltd. ........................       199,000        1,988
      PetroChina Co. Ltd. ...........................     6,397,905        7,893
      Swire Pacific Ltd. ............................       957,100       11,033
      Yue Yuen Industrial (Holdings) Ltd. ...........     1,937,667        6,533
                                                                      ----------
   TOTAL HONG KONG/CHINA                                                  59,093
                                                                      ----------

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                           SHARES        VALUE
                                                        -----------   ----------
                                                         (DOLLARS IN THOUSANDS)
IRELAND - 2.07%
COMMON STOCKS - 2.07%
      Allied Irish Banks ............................       445,132   $   12,958
      Bank of Ireland ...............................       772,810       17,273
      CRH plc .......................................       595,248       23,565
      Depfa Bank plc ................................       607,152       10,739
                                                                      ----------
   TOTAL IRELAND                                                          64,535
                                                                      ----------
ITALY - 3.86%
COMMON STOCKS - 3.86%
      Banco Popolare di Verona e Novara Scrl + ......       314,308        9,898
      Capitalia S.p.A. ..............................       668,599        6,014
      Enel S.p.A. ## ................................     1,432,700       15,217
      Eni S.p.A. ....................................       677,591       21,862
      Mediaset S.p.A. ## ............................     2,022,311       24,410
      Telecom Italia S.p.A. .........................     1,392,689        4,125
      UniCredito Italiano S.p.A. ....................     4,171,263       38,759
                                                                      ----------
   TOTAL ITALY                                                           120,285
                                                                      ----------
JAPAN - 12.85%
COMMON STOCKS - 12.85%
      Aiful Corporation Kyoto ## ....................       222,600        6,783
      Daito Trust Construction Co., Ltd. ## .........       202,500        9,744
      East Japan Railway Co. ........................           934        6,495
      Fuji Photo Film Co. Ltd. ......................       114,400        4,730
      Hitachi Ltd. ..................................       685,500        4,611
      Honda Motor Co. Ltd. ..........................       499,300       19,645
      Hoya Corp. ....................................       231,700        8,421
      Japan Tobacco, Inc. ...........................           196          947
      JS Group Corp. ................................       337,900        7,725
      Kao Corp. .....................................       285,600        8,195
      Keyence Corp. .................................        49,500       11,171
      Konica Minolta Holdings, Inc. .................       499,500        6,817
      LAWSON, Inc. + ................................       206,400        7,481
      Mitsubishi Tokyo Financial Group, Inc. ........         1,141       13,855
      Mitsui Trust Holdings, Inc. ## ................     1,033,400       11,396
      NEC Corp. .....................................       417,300        2,110
      Nidec Corp. ...................................       148,800       10,540
      Nintendo Co. Ltd. .............................        20,500        6,088
      Nippon Express Co. Ltd. .......................     2,116,700       12,099
      Nissan Motor Co. Ltd. .........................     2,308,700       28,859
      NOK Corp. ## ..................................       358,200        6,300
      Nomura Holdings, Inc. .........................       848,000       17,277
      Ricoh Co. Ltd. ................................       568,500       12,417
      ROHM Co. Ltd. .................................       124,800       11,398
      Sankyo Co. Ltd. ...............................       184,300        9,160

                                                           SHARES        VALUE
                                                        -----------   ----------
                                                         (DOLLARS IN THOUSANDS)
      Sega Sammy Holdings, Inc. ## ..................       306,800   $    7,917
      Sekisui House Ltd. ............................       860,600       12,167
      SFCG Co. Ltd. + ...............................        25,465        4,060
      Sompo Japan Insurance, Inc. ...................       376,900        4,819
      Sony Corp. ....................................       108,402        5,014
      Sumitomo Mitsui Financial Group, Inc. .........         3,397       34,846
      Sumitomo Trust and Banking Co. Ltd. ...........     1,280,700       13,730
      Takeda Pharmaceutical Co. Ltd. ................       409,400       26,728
      TDK Corp. .....................................        54,800        4,613
      THK Co. Ltd. ..................................       242,000        5,909
      Tokyo Gas Co. Ltd. ............................     2,315,200       12,026
      Toyoda Gosei Co. Ltd. .........................        49,788        1,185
      Yamada Denki Co. Ltd. ## ......................        94,300        7,844
      Yamaha Motor Co. Ltd. .........................       487,400       15,143
                                                                      ----------
   TOTAL JAPAN                                                           400,265
                                                                      ----------
MEXICO - 0.21%
COMMON STOCKS - 0.21%
      Telefonos de Mexico, S.A. de C.V., ADR ........       214,800        6,594
                                                                      ----------
NETHERLANDS - 5.36%
COMMON STOCKS - 5.36%
      ABN AMRO Holding N.V. .........................       908,373       29,231
      ING Groep N.V. ................................       816,512       35,720
      Koninklijke (Royal) Philips Electronics
         N.V. ## ....................................       941,776       36,790
      SBM Offshore N.V. ## ..........................       273,650        9,647
      TNT N.V. ......................................       718,625       32,682
      Unilever N.V. ## ..............................       702,250       18,696
      Vedior N.V. ## ................................       201,300        4,174
                                                                      ----------
   TOTAL NETHERLANDS                                                     166,940
                                                                      ----------
NEW ZEALAND - 0.28%
COMMON STOCKS - 0.28%
      Telecom Corporation of New Zealand Ltd. + .....     2,577,400        8,833
                                                                      ----------
NORWAY - 1.81%
COMMON STOCKS - 1.81%
      Frontline Ltd. + ..............................       253,627        8,283
      Statoil ASA ...................................       292,350        7,847
      Stolt-Nielsen SA ## ...........................       277,484        8,247
      Telenor ASA ...................................     1,556,889       31,849
                                                                      ----------
   TOTAL NORWAY                                                           56,226
                                                                      ----------
PORTUGAL - 0.34%
COMMON STOCKS - 0.34%
      Portugal Telecom, SGPS, S.A. ..................       792,250       10,515
                                                                      ----------

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                           SHARES        VALUE
                                                        -----------   ----------
                                                         (DOLLARS IN THOUSANDS)
SINGAPORE - 1.69%
COMMON STOCKS - 1.69%
      Development Bank of Singapore Group
         Holdings Ltd. ..............................     1,859,455   $   26,627
      Flextronics International Ltd. ## .............       899,000       10,455
      Singapore Telecommunications Ltd. .............     6,833,000       15,681
                                                                      ----------
   TOTAL SINGAPORE                                                        52,763
                                                                      ----------
SOUTH KOREA - 3.14%
COMMON STOCKS - 3.14%
      Hyundai Motor Co. Ltd., GDR ...................       198,100        3,972
      Kookmin Bank, ADR .............................       213,510       16,980
      Korea Electric Power Corp. ....................        86,860        3,916
      LG Electronics, Inc. ..........................        76,760        4,279
      LG Telecom Ltd. ## ............................       868,507        9,007
      POSCO .........................................        29,194       10,269
      Samsung Electronics Co. Ltd. ..................        60,323       30,568
      Shinhan Financial Group Co. Ltd. ..............       186,970        9,777
      SK Telecom Co. Ltd. ...........................        21,844        4,654
      S-Oil Corp. ...................................        64,399        4,459
                                                                      ----------
   TOTAL SOUTH KOREA                                                      97,881
                                                                      ----------
SPAIN - 3.06%
COMMON STOCKS - 3.06%
      Banco Bilbao Vizcaya Argentaria, S.A. ## ......       691,815       17,258
      Banco Popular Espanol S.A. ....................       506,100        9,723
      Banco Santander Central Hispano S.A. ..........        34,750          662
      Banco Santander Central Hispano S.A., GDR .....       560,544       10,540
      Enagas S.A. ...................................       298,328        6,540
      Iberdrola S.A. ................................        87,345        3,734
      Repsol YPF S.A. ...............................       273,340        8,995
      Telefonica S.A. ...............................     1,721,528       37,752
                                                                      ----------
   TOTAL SPAIN                                                            95,204
                                                                      ----------
SWEDEN - 1.86%
COMMON STOCKS - 1.86%
      Atlas Copco AB ................................       444,100       15,295
      Nordea AB .....................................       617,020        9,689
      Securitas AB ..................................       381,930        5,661
      Securitas Direct AB ## ........................       381,930        1,199
      Securitas Systems AB ## .......................       381,930        1,481
      Swedbank AB ...................................       139,000        5,274
      Telefonaktiebolaget LM Ericsson ...............     4,873,000       19,359
                                                                      ----------
   TOTAL SWEDEN                                                           57,958
                                                                      ----------

                                                           SHARES        VALUE
                                                        -----------   ----------
                                                         (DOLLARS IN THOUSANDS)
SWITZERLAND - 7.01%
COMMON STOCKS - 7.01%
      Adecco SA .....................................       138,320   $    8,908
      Ciba Specialty Chemicals Holding, Inc. ........       211,550       14,103
      Compagnie Financiere Richemont AG .............       183,900       10,264
      Credit Suisse Group ...........................       535,357       37,980
      Lonza Group AG ................................        53,670        5,090
      Nestle SA .....................................        85,204       31,261
      Novartis AG ...................................       644,789       37,231
      Swiss Reinsurance .............................       290,378       24,244
      Syngenta AG ...................................        73,428       13,571
      UBS AG ........................................       144,340        9,073
      Zurich Financial Services AG ..................        98,462       26,581
                                                                      ----------
   TOTAL SWITZERLAND                                                     218,306
                                                                      ----------
UNITED KINGDOM - 24.16%
COMMON STOCKS - 24.16%
      AMVESCAP plc ..................................       339,930        4,082
      Anglo American plc ............................       167,060        7,789
      Aviva plc .....................................       916,850       14,848
      BAE Systems plc ...............................     6,409,757       52,993
      Boots Group plc ...............................       906,780       14,378
      BP plc ........................................     4,088,349       43,190
      British American Tobacco Industries plc .......     1,171,664       35,546
      British Sky Broadcasting Group plc ............       914,390        9,810
      Cadbury Schweppes plc .........................     1,945,987       22,014
      Centrica plc ..................................     1,760,610       12,855
      Compass Group plc .............................     3,395,335       20,354
      Debenhams plc ## ..............................     4,678,936       15,291
      Diageo plc ....................................     1,022,543       19,930
      Friends Provident plc ## ......................     1,855,200        7,944
      GlaxoSmithKline plc ...........................     2,214,398       59,722
      HBOS plc ......................................       653,354       14,326
      HSBC Holdings plc .............................     2,237,392       40,784
      Imperial Tobacco Group plc ....................       403,040       16,467
      Kingfisher plc ................................     3,605,755       17,006
      Lloyds TSB Group plc ..........................       927,400       10,638
      Marks and Spencer Group plc ...................       634,279        8,424
      National Grid plc .............................     1,019,178       15,405
      Northern Rock plc ## ..........................       340,100        7,876
      Old Mutual ....................................     3,488,299       11,853
      PartyGaming Ltd. ..............................     6,308,402        3,664
      Pearson plc ...................................       512,020        8,107
      Reckitt Benckiser plc .........................       275,700       13,302
      Reuters Group plc .............................       445,072        3,786
      Rio Tinto plc .................................       264,493       14,264

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                           SHARES        VALUE
                                                        -----------   ----------
                                                         (DOLLARS IN THOUSANDS)
      Rolls-Royce plc ...............................     1,084,550   $    9,974
      Royal Bank of Scotland Group plc ..............     1,197,802       48,391
      Royal Dutch Shell plc, ADR ....................        31,660        2,161
      Royal Dutch Shell plc, A Shares + .............       748,898       25,322
      Royal Dutch Shell plc, B Shares ...............       655,174       22,050
      Shire plc .....................................       363,440        7,660
      Smiths Group plc ..............................       438,030        9,238
      Standard Chartered plc ........................       177,350        5,121
      TI Automotive Ltd. ## ++ ......................       655,200           --
      Unilever plc ..................................       970,350       26,412
      Vodafone Group plc ## .........................    20,510,409       59,888
      Yell Group plc ................................       811,330        9,780
                                                                      ----------
   TOTAL UNITED KINGDOM                                                  752,645
                                                                      ----------
SHORT TERM INVESTMENTS - 3.69%
   American Beacon Money Market Select Fund # .......   114,859,088      114,859
                                                                      ----------
SECURITIES LENDING COLLATERAL - 3.15%
   American Beacon Cash Plus Trust # ................    48,900,000       48,900
   American Beacon Money Market Select Fund # .......    49,165,105       49,165
                                                                      ----------
   TOTAL SECURITIES LENDING COLLATERAL                                    98,065
                                                                      ----------
TOTAL INVESTMENTS 102.53% - (COST $2,369,344)                          3,193,470
LIABILITIES, NET OF OTHER ASSETS - (2.53%)                               (78,826)
                                                                      ----------
TOTAL NET ASSETS - 100.00%                                            $3,114,644
                                                                      ==========

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at January 31, 2007.

++ Valued at fair value pursuant to procedures approved by the Board of Trustees.

#    The Fund/Trust is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                     UNREALIZED
                               NUMBER OF   EXPIRATION    MARKET     APPRECIATION/
                               CONTRACTS      DATE        VALUE    (DEPRECIATION)
                               ---------   ----------   --------   --------------
Australia SPI Index ........       69       Mar 2007    $  7,672       $  200
Canada S&PCDA 60 Index .....       79       Mar 2007      10,036           80
France CAC 40 Index ........      190       Mar 2007      13,899          279
Germany DAX Index ..........       47       Mar 2007      10,405          324
Hang Seng Index ............       19       Feb 2007       2,452          (53)
Italy MIB 30 Index .........       19       Mar 2007       5,234           88
Netherlands 200 AEX Index ..       36       Feb 2007       4,675          (58)
Spain IBEX 35 Index ........       30       Feb 2007       5,664           47
Sweden OMX Index ...........      217       Feb 2007       3,696           (6)
Tokyo FE TOPIX Index .......      222       Mar 2007      31,659        1,491
UK FTSE 100 Index ..........      271       Mar 2007      32,819          (64)
                                                        --------       ------
                                                        $128,211       $2,328
                                                        ========       ======

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(DOLLARS IN THOUSANDS)

                                        SETTLEMENT    MARKET     UNREALIZED
                                           DATE        VALUE    GAIN/(LOSS)
                                        ----------   --------   -----------
CONTRACTS TO DELIVER
    5,306   Australian Dollar .......    3/16/2007   $  4,116     $    34
    6,353   Canadian Dollar .........    3/16/2007      5,405          68
   16,285   Euro Currency ...........    3/16/2007     21,268         117
2,004,228   Japanese Yen ............    3/16/2007     16,707         242
    9,047   Pound Sterling ..........    3/16/2007     17,773         (40)
   13,346   Swedish Krona ...........    3/16/2007      1,925          17
    5,761   Swiss Franc .............    3/16/2007      4,650          81
                                                     --------     -------
TOTAL CONTRACTS TO DELIVER
   (RECEIVABLE AMOUNT $72,363)                       $ 71,844     $   519
                                                     --------     -------
CONTRACTS TO RECEIVE
   12,098   Australian Dollar .......    3/16/2007   $  9,384     $  (136)
   15,289   Canadian Dollar .........    3/16/2007     13,009        (295)
   37,589   Euro Currency ...........    3/16/2007     49,090        (863)
5,067,991   Japanese Yen ............    3/16/2007     42,246      (2,037)
   22,824   Pound Sterling ..........    3/16/2007     44,838          79
   30,418   Swedish Krona ...........    3/16/2007      4,388         (85)
   16,280   Swiss Franc .............    3/16/2007     13,141        (515)
                                                     --------     -------
TOTAL CONTRACTS TO RECEIVE
   (PAYABLE AMOUNT $179,948)                         $176,096     $(3,852)
                                                     --------     -------
NET CURRENCY FLUCTUATION                                          $(3,333)
                                                                  =======

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

SECTOR DIVERSIFICATION

                                                                      Percent of
                                                                      Net Assets
                                                                      ----------
Consumer Discretionary ............................................     14.54%
Consumer Staples ..................................................      7.35%
Energy ............................................................      7.37%
Financials ........................................................     26.44%
Health Care .......................................................      7.03%
Industrials .......................................................     10.34%
Information Technology ............................................      5.48%
Materials .........................................................      4.94%
Telecommunication Services ........................................      8.46%
Utilities .........................................................      3.74%
Short Term Investments ............................................      6.84%
Liabilities, Net of Other Assets ..................................     (2.53)%
                                                                       ------
                                                                       100.00%
                                                                       ======

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
January 31, 2007 (Unaudited)

                                                             SHARES       VALUE
                                                          -----------   --------
                                                          (DOLLARS IN THOUSANDS)
ARGENTINA - 0.46%
COMMON STOCKS - 0.46%
      Banco Macro S.A., ADR ...........................        11,200   $    370
      Petrobras Energia Participaciones S.A., ADR
         ## + .........................................        18,700        214
      Tenaris SA, ADR                                           5,200        247
                                                                        --------
   TOTAL ARGENTINA                                                           831
                                                                        --------
AUSTRIA - 0.64%
COMMON STOCKS - 0.64%
      Erste Bank der oesterreichischen Sparkassen
         AG ## ........................................         2,887        226
      Raiffeisen International Bank-Holding AG ........         6,095        934
                                                                        --------
   TOTAL AUSTRIA                                                           1,160
                                                                        --------
BRAZIL - 11.64%
COMMON STOCKS - 7.85%
      Banco Itau Holding Financeira S.A., ADR .........        32,120      1,187
      Brasil Telecom Participacoes S.A., ADR ..........        15,390        649
      Braskem S.A., ADR + .............................         6,900        102
      Centrais Eletricas Brasileiras S.A. .............     5,682,200        134
      Companhia Brasileira de Distribuicao Group,
         ADR + ........................................        17,340        571
      Companhia de Saneamento Basico do Estado de Sao
         Paulo, ADR + .................................         8,100        255
      Companhia Energetica de Minas Gerais, ADR ## + ..        11,600        559
      Companhia Siderurgica Nacional S.A. .............         2,200         71
      Companhia Vale do Rio Doce, ADR .................        67,428      1,937
      Cyrela Brazil Realty S.A. ## ....................        31,000        287
      Empresa Brasileira de Aeronautica S.A. (Embraer),
         ADR ..........................................        11,040        448
      Gerdau S.A., ADR ................................        17,825        301
      Grendene S.A. ...................................        42,100        502
      Natura Cosmeticos S.A. ..........................        22,475        304
      Petroleo Brasileiro S.A., ADR ...................        30,672      3,014
      Petroleo Brasileiro S.A., A Shares, ADR .........        17,516      1,554
      Unibanco - Uniao de Bancos Brasileiros S.A. .....        15,378        144
      Unibanco - Uniao de Bancos Brasileiros S.A.,
         ADR ..........................................        20,465      1,941
      Votorantim Celulose e Papel S.A., ADR + .........        11,330        205
                                                                        --------
   TOTAL COMMON STOCKS                                                    14,165
                                                                        --------
PREFERRED STOCKS - 3.79%
      All America Latina Logistica S.A. ...............        34,800        377
      Banco Itau Holding Financeira S.A. ..............         7,824        289
      Braskem S.A. ....................................        59,200        433
      Centrais Eletricas Brasileiras S.A. .............    16,656,700        376

                                                             SHARES       VALUE
                                                          -----------   --------
                                                          (DOLLARS IN THOUSANDS)
      Companhia de Tecidos Norte de Minas .............     4,702,500   $    543
      Companhia Energetica de Minas Gerais ............    10,818,313        518
      Companhia Paranaense de Energia .................    37,524,800        456
      Companhia Vale do Rio Doce, A Shares ............         3,752        106
      Gerdau S.A. .....................................        11,150        188
      Itausa - Investimentos Itau S.A. ................        79,928        442
      Klabin S.A. .....................................        66,400        160
      Lojas Americanas S.A. ...........................    13,998,200        811
      Net Servicos de Comunicacao S.A. ## .............        23,000        278
      Petrol Brasileiro S.A. ..........................         7,160        158
      Tele Norte Leste Participacoes S.A., ADR + ......        68,350        922
      Telemar Norte Leste S.A. ........................         6,400        130
      Telemig Celular Participacoes S.A. ..............   189,588,789        359
      Telesp - Telecommunicacoes de Sao Paulo S.A. ....        11,592        292
                                                                        --------
   TOTAL PREFERRED STOCKS                                                  6,838
                                                                        --------
   TOTAL BRAZIL                                                           21,003
                                                                        --------
CHILE - 0.29%
COMMON STOCKS - 0.29%
      Masisa S.A., ADR ................................         8,500         98
      United Breweries Co, Inc., ADR ..................        13,900        416
                                                                        --------
   TOTAL CHILE                                                               514
                                                                        --------
COLOMBIA - 0.22%
COMMON STOCKS - 0.22%
      Bancolombia S.A., ADR ...........................        13,100        390
                                                                        --------
CZECH REPUBLIC - 1.31%
COMMON STOCKS - 1.31%
      Central European Media Enterprises Ltd. ## ......        14,000      1,215
      CEZ, a.s. ## ....................................        27,000      1,152
                                                                        --------
   TOTAL CZECH REPUBLIC                                                    2,367
                                                                        --------
HONG KONG/CHINA - 9.27%
COMMON STOCKS - 9.27%
      Bank of China Ltd. ## + .........................       657,000        325
      Brilliance China Automotive Holdings Ltd. + .....     1,170,000        245
      China Coal Energy Co. ## ........................       979,000        741
      China Communications Construction Co. Ltd. ## ...       702,000        798
      China Construction Bank + ++ ....................     1,765,000      1,035
      China Life Insurance Co. Ltd. + .................        50,000        148
      China Mobile Ltd. + .............................        91,000        838
      China Netcom Group ## ...........................       236,000        593
      China Ping'an Insurance Co. Ltd. ................        85,000        414
      China Power International Development Ltd. ......       265,000        144

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                             SHARES       VALUE
                                                          -----------   --------
                                                          (DOLLARS IN THOUSANDS)
      China Resources Power Holdings Co. ..............       294,000   $    466
      China Shipping Development Co. Ltd. .............       336,000        473
      China Telecom Corp. Ltd. ........................     1,593,100        774
      CNOOC Ltd. + ....................................     2,420,400      2,074
      Denway Motors Ltd. + ............................     1,786,700        753
      Global Bio-chem Technology Group Co. Ltd. .......     1,568,800        458
      GOME Electrical Appliances Holdings Ltd. + ......       507,000        538
      Huandian Power International Corp. ..............     1,157,800        427
      Huaneng Power International, Inc. + .............       525,900        476
      Maanshan Iron and Steel Co. Ltd. ................       615,000        394
      Moulin Global Eyecare Holdings Ltd. ## # ........        96,000         --
      PetroChina Co. Ltd. .............................       507,000        625
      PICC Property and Casualty Co. Ltd. ## + ........       898,000        532
      Shanghai Industrial Holdings Ltd. ...............       295,900        638
      Shenzhen Investment Ltd. ........................       701,000        287
      Sinotrans Ltd. ..................................     1,249,000        486
      Texwinca Holdings Ltd. ..........................       434,000        335
      TPV Technology Ltd. + ...........................       732,000        452
      Weiqiao Textile Co. Ltd. ........................       481,600        719
      Yanzhou Coal Mining Co. Ltd. ....................       577,800        540
                                                                        --------
   TOTAL HONG KONG/CHINA                                                  16,728
                                                                        --------
HUNGARY - 0.55%
COMMON STOCKS - 0.55%
      Gedeon Richter Rt. ..............................         1,217        246
      Magyar Telekom Telecommunications PLC ...........       105,350        537
      OTP Bank ## .....................................         4,821        216
                                                                        --------
   TOTAL HUNGARY                                                             999
                                                                        --------
INDIA - 7.23%
COMMON STOCKS - 7.23%
      ABB Ltd. ........................................         6,600        541
      Andhra Bank ## ..................................        52,010        105
      Bharat Heavy Electricals Ltd. ...................        14,900        849
      Bharat Petroleum Corp. Ltd. .....................        91,193        742
      Bharti Airtel Ltd. ## ...........................        48,700        778
      Cipla Ltd. ......................................        41,375        231
      Container Corp. of India Ltd. ## ................         5,900        270
      Deccan Chronicle Holdings Ltd. ## ...............         6,000        119
      GAIL India Ltd. ## ..............................        33,200        211
      GAIL India Ltd., GDR ++ .........................         6,900        260
      Glenmark Pharmaceuticals Ltd. ...................        21,100        296
      Gujarat Ambuja Cements Ltd. .....................       163,250        507
      HCL Technologies Ltd. ## ........................        20,800        304
      HDFC Bank Ltd. ..................................        15,300        376
      Hero Honda Motors Ltd. ..........................         4,778         77

                                                             SHARES       VALUE
                                                          -----------   --------
                                                          (DOLLARS IN THOUSANDS)
      Hindalco Industries Ltd. ## .....................        40,080   $    159
      Hindalco Industries Ltd., ADR ## ++ .............        19,250         41
      Hindalco Industries Ltd., GDR ++ ................       162,100        637
      Hindustan Lever Ltd. ............................        53,800        253
      Hindustan Petroleum Corporation Ltd. ## .........       107,860        762
      ICICI Bank Ltd., ADR ............................         6,100        269
      Infosys Technologies Ltd. ## ....................        18,800        962
      Infosys Technologies Ltd., ADR + ................         5,300        307
      ITC Ltd. ........................................        39,000        155
      ITC Ltd., GDR ## ................................        22,500         89
      Mahanagar Telephone Nigam Ltd. ..................       126,680        473
      Mahanagar Telephone Nigam Ltd., ADR .............         4,700         35
      Mahindra & Mahindra Ltd. ........................        26,600        545
      Oil & Natural Gas Corp. Ltd. ....................        37,431        766
      Punjab National Bank Ltd. .......................        20,000        230
      Reliance Energy Ltd. ## .........................        15,515        181
      State Bank of India Ltd., GDR ++ ................        14,400        935
      Tata Steel Ltd. ## ..............................        25,650        268
      UTI Bank Ltd. ...................................        26,000        316
                                                                        --------
   TOTAL INDIA                                                            13,049
                                                                        --------
INDONESIA - 2.00%
COMMON STOCKS - 2.00%
      PT Astra International Tbk ......................       302,400        497
      PT Bank Central Asia Tbk ........................       508,500        287
      PT Bank Mandiri (Persero) Tbk ...................       868,500        246
      PT Bank Rakyat Indonesia Tbk ....................       472,500        277
      PT Gudang Garam Tbk .............................       398,800        453
      PT Indocement Tunggal Prakarsa Tbk ..............         1,500          1
      PT Indofood Sukses Makmur Tbk ...................       767,000        143
      PT Indosat Tbk ..................................       400,900        265
      PT Telekomunikasi Indonesia Tbk .................     1,151,500      1,202
      PT United Tractors Tbk ..........................       322,000        239
                                                                        --------
   TOTAL INDONESIA                                                         3,610
                                                                        --------
ISRAEL - 1.45%
COMMON STOCKS - 1.45%
      Bank Hapoalim B.M. ..............................        57,780        270
      Bank Leumi le-Israel B.M. .......................        55,300        218
      Check Point Software Technologies Ltd. ## .......        19,700        470
      Taro Pharmaceuticals Industries Ltd. ## + .......        17,500        161
      Teva Pharmaceutical Industries Ltd., ADR ........        42,390      1,488
                                                                        --------
   TOTAL ISRAEL                                                            2,607
                                                                        --------

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                             SHARES       VALUE
                                                          -----------   --------
                                                          (DOLLARS IN THOUSANDS)
MALAYSIA - 2.36%
COMMON STOCKS - 2.36%
      AMMB Holdings Bhd ...............................       358,600   $    328
      Gamuda Bhd ......................................       170,900        348
      Genting Bhd .....................................        12,700        139
      Kuala Lumpur Kepong Bhd .........................        36,000        154
      Malayan Banking Bhd .............................       320,000      1,152
      MK Land Holdings Bhd ............................       107,200         20
      PLUS Expressways Bhd ............................        54,100         44
      Proton Holdings Bhd .............................        65,800        136
      Resorts World Bhd ...............................       147,700        658
      Sime Darby Bhd ..................................       490,200      1,150
      YTL Corporation Bhd ## ..........................        57,000        120
                                                                        --------
   TOTAL MALAYSIA                                                          4,249
                                                                        --------
MEXICO - 7.57%
COMMON STOCKS - 7.57%
      America Movil, S.A. de C.V., ADR ................        53,665      2,381
      Cemex, S.A.B. de C.V. ## + ......................       191,868        681
      Coca-Cola Femsa, S.A. de C.V., ADR + ............        20,755        831
      Controladora Commercial Mexicana, S.A. de C.V. ..       326,400        890
      Corp GEO, S.A. de C.V. ## .......................       118,200        627
      Embotelladoras Arca, S.A. .......................        54,330        205
      Fomento Economico Mexicano, S.A. de C.V., ADR ...         6,200        744
      Gruma, S.A. de C.V. .............................        14,500         44
      Grupo Aeroportuario del Sureste, S.A.B. de C.V.,
         ADR ..........................................         6,170        268
      Grupo Continential, S.A. ........................       256,150        563
      Grupo Financiero Banorte, S.A. de C.V. ..........       156,900        624
      Grupo Televisa, S.A., ADR .......................        80,300      2,366
      Kimberly-Clark de Mexico, S.A. de C.V. + ........        70,800        305
      Telefonos de Mexico, S.A. de C.V., ADR ..........        26,010        798
      Wal-Mart de Mexico, S.A. de C.V. ................       441,384      1,954
      Wal-Mart de Mexico, S.A. de C.V., ADR + .........         8,355        369
                                                                        --------
   TOTAL MEXICO                                                           13,650
                                                                        --------
MOROCCO - 0.46%
COMMON STOCKS - 0.46%
      Banque Marocaine du Commerce Exterieur ..........         2,790        453
      ONA (Omnium Nord Africain) ......................         1,940        383
                                                                        --------
   TOTAL MOROCCO                                                             836
                                                                        --------

                                                             SHARES       VALUE
                                                          -----------   --------
                                                          (DOLLARS IN THOUSANDS)
PERU - 0.22%
COMMON STOCKS - 0.22%
      Credicorp Ltd. ..................................         9,300   $    393
                                                                        --------
PHILIPPINES - 0.79%
COMMON STOCKS - 0.79%
      ABS-CBN Broadcasting Corp. ## ...................       281,700        129
      Ayala Corp. .....................................        16,980        219
      Bank of the Philippine Islands ..................       287,523        424
      Manila Electric Co. .............................       169,100        247
      Philippine Long Distance Telephone Co. ## .......         3,800        203
      SM Prime Holdings, Inc. .........................       868,000        208
                                                                        --------
   TOTAL PHILIPPINES                                                       1,430
                                                                        --------
POLAND - 2.73%
COMMON STOCKS - 2.73%
      Bank Handlowy w Warszawie S.A. ..................         5,819        174
      Bank Millennium S.A. ............................       168,496        624
      Bank Pekao S.A. .................................        10,888        918
      Budimex S.A. ## .................................         3,887        135
      Multimedia Polska S.A. ## .......................        99,111        463
      PBG S.A. ## .....................................         1,369        137
      PKO BP S.A. .....................................        50,939        848
      Telekomunikacja Polska S.A. .....................        70,100        603
      TVN S.A. ## .....................................       113,536      1,020
                                                                        --------
   TOTAL POLAND                                                            4,922
                                                                        --------
RUSSIA - 8.34%
COMMON STOCKS - 8.34%
      CTC Media, Inc. ## ..............................        28,300        609
      Efes Breweries International NV, GDR ## ++ ......         4,038        124
      JSC Surgutneftegaz, ADR + .......................         4,500        270
      LUKOIL Oil Co., ADR .............................        33,558      2,668
      Mining and Metallurgical Company Norilsk
         Nickel, ADR ..................................         4,800        811
      NovaTek OAO, GDR + ..............................        18,375        993
      Novolipetsk Steel, GDR ++ .......................        12,100        296
      RAO Gazprom, ADR ................................        82,789      3,556
      Sberbank RF, GDR ................................         6,300      2,066
      TMK OAO, GDR ## + ...............................         5,665        199
      Trubnaya Metallurgicheskaya Kompaniya OAO, GDR
         ## ++ ........................................        21,152        728
      Unified Energy System, GDR + ....................        14,801      1,739
      Wimm-Bill-Dann Foods, ADR .......................        15,200        989
                                                                        --------
   TOTAL RUSSIA                                                           15,048
                                                                        --------

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                             SHARES       VALUE
                                                          -----------   --------
                                                          (DOLLARS IN THOUSANDS)
SOUTH AFRICA - 6.80%
COMMON STOCKS - 6.80%
      African Oxygen Ltd. .............................        25,494   $    104
      Alexander Forbes Ltd. ...........................       196,687        441
      Aspen Pharmacare Holdings Ltd. ..................       124,680        597
      Aveng Ltd. ......................................        64,150        344
      Barloworld Ltd. .................................        20,100        521
      Bidvest Group Ltd. ..............................        21,984        411
      Gold Fields Ltd. ................................        17,000        286
      Group Five Ltd. .................................        52,511        358
      Harmony Gold Mining Co. Ltd. ....................         8,429        114
      Massmart Holdings Ltd. ..........................        51,000        540
      Mr Price Group Ltd. .............................        79,000        329
      MTN Group Ltd. ..................................       104,000      1,249
      Murray & Roberts Holdings Ltd. ..................        68,050        445
      Nampak Ltd. .....................................       247,620        765
      Naspers Ltd. ....................................        36,150        912
      Nedbank Group Ltd. ..............................        70,312      1,351
      Reunert Ltd. ....................................        39,190        463
      Sanlam Ltd. .....................................       343,910        888
      Sappi Ltd. ......................................        77,250      1,089
      Sasol Ltd. ......................................        21,920        747
      Steinhoff International Holdings Ltd. ...........        68,159        236
      Telkom South Africa Ltd. ........................         3,010         67
                                                                        --------
   TOTAL SOUTH AFRICA                                                     12,257
                                                                        --------
SOUTH KOREA - 13.60%
COMMON STOCKS - 13.39%
      Amorepacific Corp. ..............................           500        299
      Cheil Communications, Inc. ......................           915        213
      Cheil Industries, Inc. ..........................         8,210        319
      Daelim Industrial Company Ltd. ..................         6,009        491
      Doosan Infracore Co. Ltd. .......................        12,140        249
      GS Engineering & Construction Corp. .............         7,590        632
      Hanwha Chemical Corp. ## ........................        42,700        565
      Honam Petrochemical Corp. ## ....................         2,230        180
      Hyundai Department Store Co. Ltd. ...............         6,867        547
      Hyundai Engineering & Construction Co. Ltd. ## ..         4,670        240
      Hyundai Heavy Industries ........................           470         68
      Hyundai Mipo Dockyard Co. Ltd. ..................         2,270        284
      Hyundai Mobis ## ................................        11,127        905
      Hyundai Motor Co. Ltd. ..........................        13,316        953
      Kookmin Bank ....................................        21,541      1,716
      Kookmin Bank, ADR ...............................         5,050        402
      Korea Electric Power Corp. ......................        18,395        829

                                                             SHARES       VALUE
                                                          -----------   --------
                                                          (DOLLARS IN THOUSANDS)
      Korea Electric Power Corp., ADR .................         7,200   $    165
      Korea Exchange Bank Credit ......................        24,700        320
      KT Corp. ........................................         2,870        131
      KT Corp., ADR ...................................        29,680        686
      Kumho Tire Co., Inc. ............................        55,570        629
      Kumho Tire Co., Inc., GDR ## ++ .................        10,200         60
      LG Chem, Ltd. ...................................        11,430        535
      LG Corp. ........................................         7,870        240
      LG Electronics, Inc. ............................        21,301      1,187
      LG Petrochemical Co. Ltd. .......................         6,070        191
      LG.Philips LCD Co. Ltd. ## ......................        14,250        399
      LG.Philips LCD Co. Ltd., ADR ....................         1,600         22
      Lotte Shopping Co. Ltd. .........................         2,069        805
      NHN Corp. .......................................         3,180        420
      Orion Corp. .....................................         1,438        377
      POSCO ...........................................         2,410        848
      POSCO, ADR ......................................           440         39
      Samsung Electronics Co. Ltd. ....................         5,961      3,691
      Samsung Fire & Marine Insurance Co. Ltd. ........         3,210        541
      Samsung SDI Co. Ltd. ............................         3,436        220
      Samsung Securities Co. Ltd ......................         8,704        426
      Shinhan Financial Group Co. Ltd. ................        26,290      1,375
      Shinsegae Co. Ltd. ..............................           778        451
      SK Telecom Co. Ltd. .............................         1,381        294
      SK Telecom Co. Ltd., ADR ........................        28,150        669
      S-Oil Corp. .....................................         1,490        103
      Woongjin Coway Co. Ltd. ## ......................        16,850        440
                                                                        --------
   TOTAL COMMON STOCKS                                                    24,156
                                                                        --------
PREFERRED STOCKS - 0.21%
      Samsung Electronics Co. Ltd. ....................           798        375
                                                                        --------
   TOTAL SOUTH KOREA                                                      24,531
                                                                        --------
TAIWAN - 10.79%
COMMON STOCKS - 10.79%
      Benq Corp. ......................................     1,168,550        576
      Catcher Technology Co. Ltd. .....................        36,734        398
      Cathay Financial Holding Co. Ltd. ...............        71,910        160
      Chang Hwa Commercial Bank ## ....................       240,000        165
      China Motor Corp. ...............................       491,707        481
      Chinatrust Financial Holding Co. Ltd. ...........       999,149        842
      Chunghwa Telecom Co. Ltd., ADR ..................        52,370      1,085
      Compal Electronics, Inc. ........................     1,517,065      1,372
      Delta Electronics, Inc. .........................       282,966        925
      Eternal Chemical Co. Ltd. .......................       103,000        172
      Everlight Electronics Co. Ltd. ..................       109,140        377

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                             SHARES       VALUE
                                                          -----------   --------
                                                          (DOLLARS IN THOUSANDS)
      Far Eastern Textile Co. Ltd. ....................       319,900   $    271
      First Financial Holding Co. Ltd. ................     1,344,506        981
      Fubon Financial Holding Co. Ltd. ................       481,000        440
      High Tech Computer Corp. ........................        19,200        286
      HON HAI Precision Industry Co. Ltd. .............       130,006        890
      MediaTek, Inc. ..................................        58,300        637
      Nan Ya Printed Circuit Board Corp. ..............        48,000        311
      Nien Hsing Textile Co. Ltd. .....................       307,000        184
      Nien Made Enterprise Co. Ltd. ...................       219,380        206
      Optimax Technology Corp. ........................       355,090        231
      Powerchip Semiconductor Corp. ...................     1,158,617        742
      Quanta Computer, Inc. ...........................       671,113      1,141
      Radiant Opto-Electronics Corp. ..................       129,650        206
      Shin Kong Financial Holding Co. Ltd. ............       246,391        247
      SinoPac Financial Holdings Co. Ltd. .............     2,046,987      1,036
      Sunplus Technology Co. Ltd. .....................       324,662        358
      Taiwan Cement Corp. .............................       203,827        175
      Taiwan Mobile Co. Ltd. ..........................       223,662        217
      Taiwan Semiconductor Manufacturing Co. Ltd. .....        95,000        196
      Transcend Information, Inc. .....................        94,485        254
      Tripod Technology Corp. .........................        68,820        273
      TXC Corp. .......................................       105,000        180
      United Microelectronics Corp. ...................     3,903,106      2,454
      United Microelectronics Corp., ADR + ............        22,124         79
      Wan Hai Lines Ltd. ..............................        99,000         61
      Wistron Corp. ...................................       154,422        223
      Yaego Corp. ## ..................................     1,453,000        624
                                                                        --------
   TOTAL TAIWAN                                                           19,456
                                                                        --------
THAILAND - 1.69%
COMMON STOCKS - 1.69%
      Bangkok Bank PCL ................................       156,800        514
      Charoen Pokphand Foods PCL # ....................     2,437,500        324
      CP Seven Eleven PCL .............................       719,100        119
      Delta Electronics PCL ...........................       300,100        151
      Kasikornbank PCL ................................       339,300        620
      Krung Thai Bank PCL .............................     1,072,200        373
      Land & Houses PCL ...............................        13,100          3
      PTT PCL .........................................        62,400        356
      Siam Commercial Bank PCL ........................       247,400        420
      Siam Makro PCL # ................................        61,200        139
      Thai Union Frozen Products PCL ..................        46,600         31
                                                                        --------
   TOTAL THAILAND                                                          3,050
                                                                        --------

                                                             SHARES       VALUE
                                                          -----------   --------
                                                          (DOLLARS IN THOUSANDS)
TURKEY - 2.22%
COMMON STOCKS - 2.22%
      BIM Birlesik Magazalar A.S. .....................         8,880   $    527
      Coca-Cola icecek A.S. ## ........................        54,000        407
      Petrol Ofisi A.S. ...............................        83,720        290
      Turkcell Iletisim Hizmetleri A.S. ...............        88,000        491
      Turkiye Garanti Bankasi A.S. ....................       171,042        650
      Turkiye Is Bankasi (Isbank) .....................       274,966      1,325
      Yapi ve Kredi Bankasi A.S. ## ...................       163,856        323
                                                                        --------
   TOTAL TURKEY                                                            4,013
                                                                        --------
SHORT TERM INVESTMENTS - 6.26%
      American Beacon Money Market Select Fund SS .....    10,776,210     10,776

                                                           PAR AMOUNT
                                                          -----------
United States Treasury Bill, 4.91%, Due 3/8/2007 * ....   $       515        513
                                                                        --------
TOTAL SHORT TERM INVESTMENTS                                              11,289
                                                                        --------

                                                             SHARES
                                                          -----------
SECURITIES LENDING COLLATERAL - 5.40%
      American Beacon Cash Plus Trust SS                    6,094,069      6,094
      American Beacon Money Market Select Fund SS           3,642,084      3,642
                                                                        --------
   TOTAL SECURITIES LENDING COLLATERAL                                     9,736
                                                                        --------
TOTAL INVESTMENTS 104.29% - (COST $143,031)                              188,118
LIABILITIES, NET OF OTHER ASSETS - (4.29%)                                (7,746)
                                                                        --------
TOTAL NET ASSETS - 100.00%                                              $180,372
                                                                        ========

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at January 31, 2007.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,116 or 2.28% of net assets. The Fund has no right to demand registration of these securities.

# Valued at fair value pursuant to procedures approved by the Board of Trustees.

SS   The Fund/Trust is affiliated by having the same investment advisor.

* At January 31, 2007, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                    UNREALIZED
                               NUMBER OF   EXPIRATION    MARKET    APPRECIATION/
                               CONTRACTS      DATE       VALUE    (DEPRECIATION)
                               ---------   ----------   -------   --------------
Emini S&P 500 Index ........       176      Mar 2007    $12,698        $127
                                                        =======        ====

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(DOLLARS IN THOUSANDS)

                                               SETTLEMENT   MARKET    UNREALIZED
                                                  DATE       VALUE   GAIN/(LOSS)
                                               ----------   ------   -----------
CONTRACTS TO DELIVER
       4,518 Brazilian Real ................    3/09/2007   $2,114      $(35)
      15,642 South African Rand ............    2/14/2007    2,163        (9)
                                                            ------      ----
TOTAL CONTRACTS TO DELIVER
   (RECEIVABLE AMOUNT $4,233)                               $4,277      $(44)
                                                            ------      ----
CONTRACTS TO RECEIVE
       2,943 South African Rand ............    2/14/2007   $  407      $(11)
                                                            ------      ----
TOTAL CONTRACTS TO RECEIVE
   (PAYABLE AMOUNT $418)                                    $  407      $(11)
                                                            ------      ----
NET CURRENCY FLUCTUATION                                                $(55)
                                                                        ====

SECTOR DIVERSIFICATION

                                                                      Percent of
                                                                      Net Assets
                                                                      ----------
Consumer Discretionary ............................................     13.68%
Consumer Staples ..................................................      4.66%
Energy ............................................................      9.79%
Financials ........................................................     20.35%
Health Care .......................................................      1.93%
Industrials .......................................................      9.97%
Information Technology ............................................     10.67%
Materials .........................................................      6.76%
Private Placement .................................................      0.14%
Telecommunication Services ........................................      9.99%
Utilities .........................................................      4.69%
Short Term Investments ............................................     11.66%
Liabilities, Net of Other Assets ..................................     (4.29)%
                                                                       ------
                                                                       100.00%
                                                                       ======

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2007 (Unaudited)

                                                             SHARES       VALUE
                                                          -----------   --------
                                                          (DOLLARS IN THOUSANDS)
COMMON STOCKS - 4.62%
CONSUMER DISCRETIONARY - 0.76%
   AUTOMOBILES - 0.33%
      Harley-Davidson, Inc. + .........................         5,180   $    354
                                                                        --------
   SPECIALTY RETAIL - 0.43%
      The Home Depot, Inc. ............................        11,500        468
                                                                        --------
   TOTAL CONSUMER DISCRETIONARY .......................                      822
                                                                        --------
CONSUMER STAPLES - 0.31%
   BEVERAGES - 0.31%
      The Coca-Cola Co. ...............................         7,060        338
                                                                        --------
FINANCIALS - 0.68%
   DIVERSIFIED FINANCIALS - 0.68%
      The Goldman Sachs Group, Inc. ...................         3,500        743
                                                                        --------
HEALTH CARE - 0.28%
   PHARMACEUTICALS - 0.28%
      Pfizer, Inc. + ..................................        11,500        302
                                                                        --------
INDUSTRIALS - 0.34%
   COMMERCIAL SERVICES & SUPPLIES - 0.34%
      Manpower, Inc. + ................................         5,000        365
                                                                        --------
INFORMATION TECHNOLOGY - 2.24%
   COMMUNICATIONS EQUIPMENT - 0.52%
      Cisco Systems, Inc. ## ..........................        21,180        563
                                                                        --------
   IT CONSULTING & SERVICES - 0.96%
      Cognizant Technology Solutions Corp. ## + .......         4,000        341
      Infosys Technologies Ltd., ADR + ................        12,200        708
                                                                        --------
                                                                           1,049
                                                                          ------
   SOFTWARE - 0.76%
      Microsoft Corp. .................................        15,500        478
      Oracle Corp. ## + ...............................        20,000        343
                                                                        --------
                                                                             821
                                                                        --------
   TOTAL INFORMATION TECHNOLOGY                                            2,433
                                                                        --------
RIGHTS/WARRANTS - 0.01%
      Expedia, Inc., Warrant ## .......................         4,000          9
                                                                        --------
   TOTAL COMMON STOCKS ................................                    5,012
                                                                        --------

                                                             SHARES       VALUE
                                                          -----------   --------
                                                          (DOLLARS IN THOUSANDS)
CONVERTIBLE PREFERRED STOCKS - 3.63%
FINANCIALS - 2.64%
   BANKS - 0.37%
      Washington Mutual, Inc. + .......................         7,200   $    399
                                                                        --------
   DIVERSIFIED FINANCIALS - 1.25%
      Lazard Ltd. + ...................................        10,250        447
      Lehman Brothers Holdings, Inc. + ................        15,300        419
      Morgan Stanley Group, Inc. + ....................        11,500        496
                                                                        --------
                                                                           1,362
                                                                        --------
   INSURANCE - 1.02%
      MetLife, Inc. + .................................        21,000        660
      Travelers Property Casualty Corp. + .............        17,250        444
                                                                        --------
                                                                           1,104
                                                                        --------
   TOTAL FINANCIALS                                                        2,865
                                                                        --------
HEALTH CARE - 0.33%

   PHARMACEUTICALS - 0.33%
      Schering-Plough Corp. + .........................         6,200        365
                                                                        --------
   INDUSTRIALS - 0.66%
      General Motors Corp. + ..........................        30,000        715
                                                                        --------
   TOTAL CONVERTIBLE PREFERRED STOCKS                                      3,945
                                                                        --------

                                                              PAR
                                                             AMOUNT
                                                          -----------
CORPORATE OBLIGATIONS - 28.84%
   BANKS - 5.61%
   Banco Popular North America, Inc., 4.25%,
      Due 4/1/2008 ....................................   $       300        295
   Bank of America Corp., 3.375%, Due 2/17/2009 .......           350        338
   Bank One Corp., 4.90%, Due 4/30/2015 ...............           350        335
   Capital One Bank,
      4.25%, Due 12/1/2008 ............................         1,000        980
      5.125%, Due 2/15/2014 + .........................           330        322
   Credit Suisse First Boston, 6.50%, Due
      5/1/2008 ++ .....................................           500        506
   ING Bank, NV, 5.125%, Due 5/1/2015 ++ ..............           300        290
   JP Morgan Chase & Co., 6.75%, Due 2/1/2011 .........           800        837
   National City Bank, 4.50%, Due 3/15/2010 ...........           900        873
   Synovus Financial Corp., 4.875%, Due 2/15/2013 .....           350        339
   Washington Mutual, Inc.,
      8.25%, Due 4/1/2010 .............................           300        323
      4.625%, Due 4/1/2014 ............................           700        655
                                                                        --------
                                                                           6,093
                                                                        --------

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                              PAR
                                                             AMOUNT       VALUE
                                                          -----------   --------
                                                          (DOLLARS IN THOUSANDS)
   BEVERAGES - 0.28%
      Constellation Brands, Inc., 7.25%, Due
         9/1/2016 .....................................        $  300   $    307
                                                                        --------
   COMMUNICATIONS - 1.02%
      Comcast Cable Communications Holdings,
         Inc., 8.375%, Due 3/15/2013 ..................           700        797
      DirecTV Holdings LLC/DirecTV Financing
         Co., 8.375%, Due 3/15/2013 ...................           300        314
                                                                        --------
                                                                           1,111
                                                                        --------
   CONSUMER DISCRETIONARY - 0.84%
      Supervalu, Inc., 7.50%, Due 11/15/2014 ..........           325        338
      Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030 .....           350        419
      Wesco Distribution, Inc., 7.50%,
         Due 10/15/2017 ...............................           150        151
                                                                        --------
                                                                             908
                                                                        --------
   CONSUMER STAPLES - 0.13%
      Hanesbrands, Inc., 8.735%, Due
         12/15/2014 ++ # ..............................           140        144
                                                                        --------
   ELECTRIC/GAS - 0.72%
      MidAmerican Energy Holdings Co., 3.50%, Due
         5/15/2008 ....................................           800        781
                                                                        --------
   ENERGY - 0.31%
      EOG Resources, Inc., 4.75%, Due 3/15/2014 ++ ....           350        333
                                                                        --------
   FINANCE - 5.77%
      American General Finance Corp., 4.875%,
         Due 5/15/2010 ................................           300        295
      The Bear Stearns Cos., Inc., 2.875%, Due
         7/2/2008 .....................................           800        774
      E*Trade Financial Corp.,
         7.375%, Due 9/15/2013 ........................           150        156
         7.875%, Due 12/1/2015 ........................           300        321
      The Goldman Sachs Group, Inc., 4.75%, Due
         7/15/2013.....................................           350        336
      HSBC Finance Corp., 5.25%, Due 1/14/2011 + ......         1,400      1,396
      International Lease Finance Corp., 6.375%,
         Due 3/15/2009 ................................           725        739
      Lehman Brothers Holdings, Inc., 4.25%, Due
         1/27/2010 + ..................................           350        340
      Merrill Lynch & Co., Inc.,
         6.00%, Due 2/17/2009 .........................         1,000      1,013
         6.11%, Due 1/29/2037 .........................           310        306
      SLM Corp., 4.50%, Due 7/26/2010 + ...............           600        584
                                                                        --------
                                                                           6,260
                                                                        --------
   HEALTH CARE - 0.65%
      AmeriPath, Inc., 10.50%, Due 4/1/2013 ...........           400        434

                                                              PAR
                                                             AMOUNT       VALUE
                                                          -----------   --------
                                                          (DOLLARS IN THOUSANDS)
   Tenet Healthcare Corp., 9.25%, Due
      2/1/2015 + ......................................   $       275   $    274
                                                                        --------
                                                                             708
                                                                        --------
   INDUSTRIALS - 5.76%
      BHP Billiton Finance USA Ltd., 4.80%, Due
         4/15/2013 ....................................           350        337
      Bunge Ltd Finance Corp.,
         7.80%, Due 10/15/2012 ........................           200        216
         5.35%, Due 4/15/2014 .........................           250        239
      Caterpillar Financial Services Corp., 4.15%,
         Due 1/15/2010 ................................           300        291
      CSX Corp., 6.75%, Due 3/15/2011 .................           310        324
      DaimlerChrysler NA Holding Corp.,
         4.75%, Due 1/15/2008 .........................           325        322
         5.875%, Due 3/15/2011 ........................           350        351
      Dole Food Co., Inc., 8.875%, Due 3/15/2011 + ....           142        141
      Equistar Chemicals, LP, 10.625%, Due 5/1/2011 ...           400        424
      Expedia, Inc., 7.456%, Due 8/15/2018 ............           300        309
      Ford Motor Credit Co., 8.625%, Due 11/1/2010 ....           285        294
      Gardner Denver, Inc., 8.00%, Due 5/1/2013 .......           300        313
      The Goodyear Tire & Rubber Co., 7.857%,
         Due 8/15/2011 ................................           300        307
      GSC Holdings Corp., 8.00%, Due 10/1/2012 + ......           225        238
      John Deere Capital Corp., 4.125%, Due
         1/15/2010 +...................................           750        725
      NBTY, Inc., 7.125%, Due 10/1/2015 ...............           150        150
      Nissan Motor Acceptance Corp., 4.625%,
         Due 3/8/2010 ++ ..............................           590        572
      Norfolk Southern Corp., 8.625%, Due 5/15/2010 ...           310        339
      Union Pacific Corp., 6.50%, Due 4/15/2012 + .....           350        365
                                                                        --------
                                                                           6,257
                                                                        --------
   INSURANCE - 2.91%
      Aegon Funding Corp., 5.75%, Due 12/15/2020 + ....           350        351
      American International Group, Inc., 6.25%,
         Due 5/1/2036 .................................           350        367
      ASIF Global Financing, 3.90%, Due
         10/22/2008 ++ ................................           500        488
      John Hancock Global Funding II, 7.90%, Due
         7/2/2010 ++ ..................................           850        914
      Lincoln National Corp., 4.75%, Due 2/15/2014 ....           200        190
      Metropolitan Life Global Funding I, 4.625%,
         Due 8/19/2010 ++ .............................           500        488

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                              PAR
                                                             AMOUNT       VALUE
                                                          -----------   --------
                                                          (DOLLARS IN THOUSANDS)
   Prudential Financial, Inc., 4.50%, Due
      7/15/2013 + .....................................   $       375   $    355
                                                                        --------
                                                                           3,153
                                                                        --------
   MEDIA - 0.27%
      Idearc, Inc., 8.00%, Due 11/15/2016 ++ ..........           285        290
                                                                        --------
   REAL ESTATE - 1.79%
      iStar Financial, Inc., 5.875%, Due
         3/15/2016 + ..................................           500        492
      ProLogis,
         5.50%, Due 4/1/2012 + ........................           350        348
         5.625%, Due 11/15/2016 .......................           350        347
      Simon Property Group LP,
         6.375%, Due 11/15/2007 .......................           400        402
         5.375%, Due 6/1/2011 .........................           350        349
                                                                        --------
                                                                           1,938
                                                                        --------
   TECHNOLOGY - 0.85%
      Celestica, Inc., 7.875%, Due 7/1/2011 + .........           260        254
      Cisco Systems, Inc., 5.25%, Due 2/22/2011 .......           350        350
      Sungard Data Systems, Inc., 9.125%, Due
         8/15/2013 ....................................           300        316
                                                                        --------
                                                                             920
                                                                        --------
   TELEPHONE - 1.61%
      America Movil S.A. de C.V., 6.375%, Due 3/1/2035            350        338
      AT&T, Inc.,
         5.625%, Due 6/15/2016 + ......................           350        349
         6.80%, Due 5/15/2036 + .......................           175        186
      Sprint Capital Corp., 8.375%, Due 3/15/2012 .....           350        388
      Syniverse Technologies, Inc., 7.75%, Due
         8/15/2013 ....................................           200        201
      Telefonos de Mexico, S.A. de C.V., 5.50%,
         Due 1/27/2015 ................................           300        291
                                                                        --------
                                                                           1,753
                                                                        --------
   UTILITIES - 0.32%
      Midamerican Energy Holdings Co., 6.125%,
         Due 4/1/2036 .................................           350        352
                                                                        --------
   TOTAL CORPORATE OBLIGATIONS                                            31,308
                                                                        --------
CONVERTIBLE OBLIGATIONS - 13.40%

   BANKS - 0.25%
      Wachovia Corp., 0.25%, Due 12/15/2010 ...........           280        272
                                                                        --------
   COMMUNICATIONS - 1.58%
      Juniper Networks, Inc., Zero Coupon, Due
         6/15/2008 ## + SS ............................           292        309
      Liberty Media LLC, 0.75%, Due 3/30/2023 .........           505        645

                                                              PAR
                                                             AMOUNT       VALUE
                                                          -----------   --------
                                                          (DOLLARS IN THOUSANDS)
      Omnicom Group, Inc., Zero Coupon, Due
         7/1/2038 ## + ................................    $      700   $    760
                                                                        --------
                                                                           1,714
                                                                        --------
   CONSUMER DISCRETIONARY - 1.58%
      Alza Corp., Zero Coupon, Due 7/28/2020 ## + .....           350        321
      Carnival Corp., 2.00%, Due 4/15/2021 ............           510        680
      Laboratory Corp of America Holdings, Zero
         Coupon, Due 9/11/2021 ## + ...................           375        370
      priceline.com, Inc., 2.25%, Due 1/15/2025 .......           140        183
      United Auto Group, Inc., 3.50%, Due
         4/1/2026 ++ ..................................           135        157
                                                                        --------
                                                                           1,711
                                                                        --------
   CONSUMER STAPLES - 0.28%
      Charles River Laboratories International,
         Inc., 2.25%, Due 6/15/2013 ...................           273        302
                                                                        --------
   ELECTRIC UTILITIES - 0.55%
      CenterPoint Energy, Inc., 3.75%, Due
         5/15/2023 + ..................................           390        595
                                                                        --------
   ENERGY - 0.58%
      Cameron International Corp., 2.50%, Due
         6/15/2026 + ..................................           275        291
      Schlumberger Ltd., 2.125%, Due 6/1/2023 .........           210        343
                                                                        --------
                                                                             634
                                                                        --------
   FINANCE - 0.83%
      American Financial Group, Inc., 1.486%,
         Due 6/2/2033 .................................           625        387
      Elf Special Financing Ltd., 5.71%, Due
         6/15/2009 ++ # ...............................           100        129
      Fortis Insurance NV, 7.75%, Due 1/26/2008 ++ ....           275        389
                                                                        --------
                                                                             905
                                                                        --------
   HEALTH CARE - 0.27%
      Medtronic, Inc., 1.50%, Due 4/15/2011 ...........           280        296
                                                                        --------
   HOTELS, RESTAURANTS & LEISURE - 0.10%
      International Game Technology, Inc., Zero
         Coupon, Due 1/29/2033 ## .....................           175        111
                                                                        --------
   INDUSTRIALS - 3.95%
      Alliant Techsystems, Inc., 2.75%, Due
         9/15/2011 ++ .................................           320        333
      CSG Systems International, Inc., 2.50%, Due
         6/15/2024 + ..................................           275        295
      Danaher Corp., Zero Coupon, Due
         1/22/2021 ## .................................           320        348
      Fisher Scientific International, Inc., 3.25%,
         Due 3/1/2024 + ...............................           560        760
      Grey Wolf, Inc., 5.31%, Due 4/1/2024 # ..........           215        276

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                              PAR
                                                             AMOUNT       VALUE
                                                          -----------   --------
                                                          (DOLLARS IN THOUSANDS)
      Kaydon Corp., 4.00%, Due 5/23/2023 ..............   $       115   $    174
      Lockheed Martin Corp., 5.124%, Due
         8/15/2033 + # ................................           515        709
      Nabors Industries, Inc., Zero Coupon, Due
         6/15/2023 ## .................................           280        292
      SEACOR Holdings, Inc., 2.875%, Due
         12/15/2024 ...................................           200        296
      The Walt Disney Co., 2.125%, Due
         4/15/2023 + ..................................           650        808
                                                                        --------
                                                                           4,291
                                                                        --------
   INFORMATION TECHNOLOGY - 1.15%
      Amdocs Ltd., 0.50%, Due 3/15/2024 + .............           285        287
      Electronic Data Systems Corp., 3.875%, Due
         7/15/2023 + ..................................           425        444
      Symantec Corp., 0.75%, Due 6/15/2011 ++ .........           480        518
                                                                        --------
                                                                           1,249
                                                                        --------
   PHARMACEUTICALS - 0.77%
      Allergan, Inc., 1.50%, Due 4/1/2026 ++ ..........           260        278
      Gilead Sciences, Inc., 0.50%, Due 5/1/2011 ++ ...           550        559
                                                                        --------
                                                                             837
                                                                        --------
   SERVICES - 0.33%
      priceline.com, Inc., 0.50%, Due
         9/30/2011 + ++ ...............................           160        186
      Quanta Services, Inc., 3.75%, Due
         4/30/2026 ++ .................................           150        171
                                                                        --------
                                                                             357
                                                                        --------
   TECHNOLOGY - 0.43%
      Cadence Design Systems, Inc., 1.375%, Due
         12/15/2011 + ++ ..............................           305        321
      ON Semiconductor Corp., 2.625%, Due
         12/15/2026 + ++ ..............................           140        149
                                                                        --------
                                                                             470
                                                                        --------
   TELEPHONE - 0.75%
      NII Holdings, Inc., 2.75%, Due 8/15/2025 ++ .....           505        809
                                                                        --------
   TOTAL CONVERTIBLE OBLIGATIONS                                          14,553
                                                                        --------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.08%
   COMMERCIAL MORTGAGE-BACKED SECURITY - 1.08%
      Banc of America Commercial Mortgage,
         Inc., 2005-6, 5.001%, Due 9/10/2047 ..........           691        685
      JP Morgan Chase Commercial Mortgage
         Securities Corp.,
      2005-LDP3 A1, 4.655%, Due 8/15/2042 .............           272        268
      2005-LDP4 A1, 4.613%, Due 10/15/2042 ............           219        216
                                                                        --------
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS                            1,169
                                                                        --------

                                                              PAR
                                                             AMOUNT       VALUE
                                                          -----------   --------
                                                          (DOLLARS IN THOUSANDS)
ASSET-BACKED SECURITIES - 5.69%
   OTHER ASSET-BACKED - 5.69%
   American Express Credit Account Master
      Trust, 2006-2 A, 5.35%, Due 1/15/2014 ...........   $     1,200   $  1,207
   Capital Auto Receivables Asset
      Trust, 2006-SN1A A4A, 5.32%, Due
      3/20/2010 ++ ....................................         2,000      1,996
   Capital One Multi-Asset Execution
      Trust, 2006-A10 A10, 5.15%, Due
      6/15/2014 .......................................         1,000        998
   HSBC Automotive Trust, 2005-1 A4, 4.35%,
      Due 6/18/2012 ...................................         1,000        981
   Volkswagen Auto Loan Enhanced
      Trust, 2005-1 A4, 4.86%, Due 4/20/2012 ..........         1,000        991
                                                                        --------
   TOTAL ASSET-BACKED SECURITIES                                           6,173
                                                                        --------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 22.29%
   FEDERAL HOME LOAN MORTGAGE CORPORATION - 7.43%
      5.00%, Due 2/1/2021 .............................         1,536      1,502
      4.50%, Due 4/1/2021 .............................         1,398      1,341
      5.00%, Due 5/1/2021 .............................         1,446      1,414
      5.50%, Due 11/1/2021 ............................         1,169      1,163
      5.00%, Due 9/1/2035 .............................         2,750      2,642
                                                                        --------
                                                                           8,062
                                                                        --------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.17%
      Pool # 545759, 6.50%, Due 7/1/2032 ..............           565        578
      Pool # 555531, 5.50%, Due 6/1/2033 ..............         1,176      1,160
      Pool # 255225, 5.50%, Due 6/1/2034 ..............           605        597
      Pool # 256022, 5.50%, Due 12/1/2035 .............         2,743      2,699
      Pool # 745275, 5.00%, Due 2/1/2036 ..............         2,804      2,692
      Pool # 745418, 5.50%, Due 4/1/2036 ..............         2,790      2,745
      Pool # 745822, 6.00%, Due 9/1/2036 ..............         1,915      1,922
      Pool # 897820, 6.00%, Due 9/1/2036 ..............         1,897      1,904
                                                                        --------
                                                                          14,297
                                                                        --------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.69%
      Pool # 780921, 7.00%, Due 11/15/2013 ............           206        212
      2006-9 A, 4.201%, Due 8/16/2026 .................           663        644
      Pool # 781603, 5.00%, Due 5/15/2033 .............         1,017        983
                                                                        --------
                                                                           1,839
                                                                        --------
   TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS                          24,198
                                                                        --------
U.S. TREASURY OBLIGATIONS - 18.67%
   U.S. TREASURY NOTES - 12.06%
      4.00%, Due 2/15/2014 + ..........................         2,000      1,902
      3.875%, Due 5/15/2010 + .........................         3,450      3,351
      4.875%, Due 4/30/2011 + .........................         1,050      1,052
      4.375%, Due 8/15/2012 + .........................         3,300      3,235
      4.75%, Due 5/15/2014 + ..........................         1,550      1,543
      4.875%, Due 8/15/2016 + .........................         2,000      2,006
                                                                        --------
                                                                          13,089
                                                                        --------

   U.S. TREASURY BONDS - 6.61%
      7.875%, Due 2/15/2021 + .........................         1,750      2,253
      6.25%, Due 8/15/2023 + ..........................           650        739

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                              PAR
                                                             AMOUNT       VALUE
                                                          -----------   --------
                                                          (DOLLARS IN THOUSANDS)
      6.875%, Due 8/15/2025 + .........................   $     1,000   $  1,221
      5.25%, Due 11/15/2028 + .........................         1,500      1,549
      5.375%, Due 2/15/2031 + .........................         1,340      1,414

                                                                        --------
                                                                           7,176
                                                                        --------
   TOTAL U.S. TREASURY OBLIGATIONS                                        20,265
                                                                        --------

                                                             SHARES
                                                          -----------
RIGHTS/WARRANTS - 0.03%
      IAC/InterActive Corp., Warrant ..................         4,000         31
                                                                        --------
SHORT TERM INVESTMENTS - 1.97%
      American Beacon Money Market Select
         Fund * .......................................     2,138,363      2,138
                                                                        --------
SECURITIES LENDING COLLATERAL - 25.20%
      American Beacon Cash Plus Trust * ...............    17,122,738     17,123
      American Beacon Money Market Select
         Fund * .......................................    10,233,303     10,233
                                                                        --------
   TOTAL SECURITIES LENDING COLLATERAL                                    27,356
                                                                        --------
TOTAL INVESTMENTS 125.42% - (COST $133,669)                              136,148
LIABILITIES, NET OF OTHER ASSETS - (25.42%)                              (27,591)
                                                                        --------
TOTAL NET ASSETS - 100.00%                                              $108,557
                                                                        ========

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at January 31, 2007.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $10,021 or 9.23% of net assets. The Fund has no right to demand registration of these securities.

# The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

*    The Fund/Trust is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2007 (Unaudited)

                                                             PAR
                                                            AMOUNT       VALUE
                                                          ----------   --------
                                                          (DOLLARS IN THOUSANDS)
CORPORATE OBLIGATIONS - 91.78%
AUTO COMPONENTS - 3.49%
   Asbury Automotive Group, Inc., 9.00%,
      Due 6/15/2012 ...................................   $    2,075   $  2,171
   The Goodyear Tire & Rubber Co., 11.25%,
      Due 3/1/2011 ....................................        1,000      1,104
   Pep Boys, Inc., 7.50%, Due 12/15/2014 ..............        1,700      1,590
   Stanadyne Corp., 10.00%, Due 8/15/2014 .............        1,000      1,035
   Tenneco, Inc.,
      10.25%, Due 7/15/2013 ...........................        1,400      1,531
      8.625%, Due 11/15/2014 ..........................        1,000      1,037
   TriMas Corp., 9.875%, Due 6/15/2012 ................        1,250      1,253
   United Components, Inc., 9.375%, Due 6/15/2013 .....        2,250      2,329
                                                                       --------
                                                                         12,050
                                                                       --------
AUTO LOAN - 2.83%
   Ford Motor Credit Co.,
      5.625%, Due 10/1/2008 ...........................          400        393
      7.375%, Due 10/28/2009 ..........................        1,000      1,006
      9.75%, Due 9/15/2010 ++ .........................        1,700      1,814
      9.875%, Due 8/10/2011 ...........................        1,100      1,178
      8.11%, Due 1/13/2012 # ..........................        1,300      1,305
      8.00%, Due 12/15/2016 ...........................        1,000        982
   General Motors Acceptance Corp., 6.875%,
      Due 9/15/2011 ...................................        3,050      3,095
                                                                       --------
                                                                          9,773
                                                                       --------
AUTOMOBILES - 1.15%
   Ford Motor Co.,
      8.875%, Due 1/15/2022 ...........................          200        180
      7.45%, Due 7/16/2031 ............................          725        588
   General Motors Corp.,
      7.70%, Due 4/15/2016 + ..........................        1,200      1,161
      8.25%, Due 7/15/2023 ............................          100         95
      7.40%, Due 9/1/2025 .............................          500        429
   United Auto Group, Inc., 7.75%, Due 12/15/2016 ++ ..        1,500      1,508
                                                                       --------
                                                                          3,961
                                                                       --------
BASIC MATERIALS - 1.77%
   Georgia-Pacific Corp., 7.00%, Due 1/15/2015 ++ .....        1,575      1,567
   Huntsman International LLC, 7.875%,
      Due 11/13/2014 ++ ...............................          100        103
   Johnson Diversey, Inc., 9.625%, Due 5/15/2012 ......          500        525
   Lyondell Chemical Co.,
      8.00%, Due 9/15/2014 ............................          800        832
      8.25%, Due 9/15/2016 ............................        1,250      1,325
   PNA Group, Inc., 10.75%, Due 9/1/2016 ++ ...........        1,075      1,123
   Verso Paper Holdings LLC, 9.125%, Due 8/1/2014 ++ ..          600        630
                                                                       --------
                                                                          6,105
                                                                       --------

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                             PAR
                                                            AMOUNT       VALUE
                                                          ----------   --------
                                                          (DOLLARS IN THOUSANDS)
CASINO/GAMING - 0.06%
   Pinnacle Entertainment, Inc.,
      8.25%, Due 3/15/2012 ............................   $      100   $    102
      8.75%, Due 10/1/2013 ............................          100        106
                                                                       --------
                                                                            208
                                                                       --------
COMMERCIAL SERVICES - 1.13%
   Aramark Corp.,
      8.50%, Due 2/1/2015 ++ ..........................          300        307
      8.86%, Due 2/1/2015 ++ # ........................        1,000      1,020
   Iron Mountain, Inc.,
      6.625%, Due 1/1/2016 ............................        2,000      1,920
      8.75%, Due 7/15/2018 ............................          600        636
                                                                       --------
                                                                          3,883
                                                                       --------
COMMUNICATIONS - 9.90%
   Cadmus Communications Corp., 8.375%,
      Due 6/15/2014 ...................................        1,700      1,719
   CanWest Media, Inc., 8.00%, Due 9/15/2012 ..........          600        622
   Cch I LLC, 11.00%, Due 10/1/2015 ...................          300        310
   Charter Communications Holdings, 10.25%,
      Due 9/15/2010 ...................................        3,700      3,843
   CSC Holdings, Inc.,
      7.25%, Due 7/15/2008 ............................        1,070      1,085
      7.625%, Due 4/1/2011 ............................          200        206
      7.625%, Due 7/15/2018 ...........................          100        101
   Dex Media, Inc.,
      9.875%, Due 11/15/2009 ..........................          500        525
      9.875%, Due 8/15/2013 ...........................          200        218
      Zero Coupon, Due 11/15/2013 ## # ................        2,750      2,496
   Echostar DBS Corp.,
      6.375%, Due 10/1/2011 ...........................          100         99
      7.00%, Due 10/1/2013 ............................        2,000      2,003
      6.625%, Due 10/1/2014 ...........................        1,500      1,470
      7.125%, Due 2/1/2016 ............................          400        402
   FTD, Inc., 7.75%, Due 2/15/2014 ....................          923        925
   Insight Communications Co., Inc., 12.25%,
      Due 2/15/2011 ...................................        2,875      3,001
   Intelsat Bermuda Ltd., 9.25%, Due 6/15/2016 ++ .....        1,600      1,756
   Intelsat Subsidiary Holding Co. Ltd., 8.25%,
      Due 1/15/2013 ...................................        1,200      1,242
   L-3 Communications Corp., 6.125%, Due 7/15/2013 ....          700        675
   Lamar Media Corp., 7.25%, Due 1/1/2013 .............          600        607
   Level 3 Communications, Inc., 11.00%,
      Due 3/15/2008 + .................................        1,400      1,446
   Liberty Media LLC, 5.70%, Due 5/15/2013 ............          600        563
   LIN Television Corp., 6.50%, Due 5/15/2013 .........          600        579
   Mastec, Inc., 7.75%, Due 2/1/2008 ..................        1,500      1,502
   Network Communications, Inc., 10.75%,
      Due 12/1/2013 ...................................        1,000      1,031
   Nortel Networks Ltd., 9.61%, Due 7/15/2011 ++ # ....        1,750      1,859
   Quebecor Media, Inc., 7.75%, Due 3/15/2016 .........          100        101
   Qwest Communications International, Inc., 7.50%,
      Due 2/15/2014 ...................................          700        723

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                             PAR
                                                            AMOUNT       VALUE
                                                          ----------   --------
                                                          (DOLLARS IN THOUSANDS)
   Radio One, Inc., 6.375%, Due 2/15/2013 .............   $      600   $    568
   Rogers Wireless, Inc., 7.25%, Due 12/15/2012 .......          300        316
   West Corp., 9.50%, Due 10/15/2014 ++ ...............        2,150      2,177
                                                                       --------
                                                                         34,170
                                                                       --------
CONSTRUCTION & ENGINEERING - 1.34%
   Beazer Homes USA, Inc.,
      8.375%, Due 4/15/2012 ...........................        1,250      1,284
      8.125%, Due 6/15/2016 ...........................          500        520
   KB Home,
      7.75%, Due 2/1/2010 .............................        1,000      1,016
      9.50%, Due 2/15/2011 + ..........................        1,200      1,236
      6.25%, Due 6/15/2015 ............................          600        564
                                                                       --------
                                                                          4,620
                                                                       --------
CONSUMER DISCRETIONARY - 2.32%
   Commercial Vehicle Group, Inc., 8.00%,
      Due 7/1/2013 ....................................          400        393
   Fresenius Medical Care Capital Trust IV, 7.875%,
      Due 6/15/2011 ...................................          600        634
   Levi Strauss & Co., 12.25%, Due 12/15/2012 .........        1,500      1,659
   Simmons Bedding Co., 7.875%, Due 1/15/2014 + .......        2,000      2,050
   Spectrum Brands, Inc., 7.375%, Due 2/1/2015 ........          300        262
   TRW Automotive, Inc., 9.375%, Due 2/15/2013 ........        2,825      3,023
                                                                       --------
                                                                          8,021
                                                                       --------
CONSUMER STAPLES - 3.12%
   Angiotech Pharmaceuticals, Inc., 9.103%,
      Due 12/1/2013 ++ # ..............................        1,750      1,794
   Avis Budget Car Rental LLC, 7.625%,
      Due 5/15/2014 ++ ................................        1,000        992
   Blyth, Inc., 5.50%, Due 11/1/2013 ..................        1,500      1,260
   Pilgrim's Pride Corp.,
      9.625%, Due 9/15/2011 ...........................        2,348      2,454
      8.375%, Due 5/1/2017 + ..........................        1,200      1,182
   Prestige Brands, Inc., 9.25%, Due 4/15/2012 ........        2,000      2,040
   Rental Services Corp., 9.50%, Due 12/1/2014 ++ .....          400        418
   Smithfield Foods, Inc., 7.75%, Due 5/15/2013 .......          600        610
                                                                       --------
                                                                         10,750
                                                                       --------
ELECTRIC/GAS - 0.78%
   Allegheny Energy Supply Co., LLC, 8.25%,
      Due 4/15/2012 ++ ................................          300        327
   Aquila, Inc., 9.95%, Due 2/1/2011 ..................          600        660
   Hanover Compressor Co., 7.50%, Due 4/15/2013 .......          600        601
   Midwest Generation LLC, 8.75%, Due 5/1/2034 ........          500        540
   TXU Corp., 5.55%, Due 11/15/2014 ...................          600        565
                                                                       --------
                                                                          2,693
                                                                       --------
ENERGY - 9.64%
   AmeriGas Partners LP/AmeriGas Eagle Finance Corp.,
      7.125%, Due 5/20/2016 ...........................        1,150      1,124
   AmeriGas Partners, L.P., 7.25%, Due 5/20/2015 ......        1,225      1,213
   Browning-Ferris Industries, Inc., 9.25%,
      Due 5/1/2021 ....................................        1,250      1,325
   Chesapeake Energy Corp.,
      7.625%, Due 7/15/2013 ...........................        3,400      3,532

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                              PAR
                                                            AMOUNT       VALUE
                                                          ----------   --------
                                                          (DOLLARS IN THOUSANDS)
      6.625%, Due 1/15/2016 ...........................   $      400   $    389
   Complete Production Services, Inc., 8.00%,
      Due 12/15/2016 ++ ...............................        1,500      1,519
   Copano Energy LLC, 8.125%, Due 3/1/2016 ............          600        618
   Dynegy Holdings, Inc., 8.375%, Due 5/1/2016 ........          600        634
   El Paso Corp., 7.875%, Due 6/15/2012 ...............          500        529
   El Paso Natural Gas Co., 7.625%, Due 8/1/2010 ......          200        208
   Energy Partners Ltd., 8.75%, Due 8/1/2010 ..........        1,300      1,320
   Holly Energy Partners, 6.25%, Due 3/1/2015 .........        1,900      1,791
   Inergy L.P./Inergy Finance Corp., 6.875%,
      Due 12/15/2014 ..................................        2,224      2,152
   Mariner Energy, Inc., 7.50%, Due 4/15/2013 .........          600        582
   MarkWest Energy Partners LP / MarkWest Energy
      Finance Corp., 6.875%, Due 11/1/2014 ............          600        573
   Massey Energy Co., 6.875%, Due 12/15/2013 ..........        2,500      2,312
   Mirant Americas Generation LLC, 8.30%,
      Due 5/1/2011 ....................................        2,000      2,040
   Mirant North America LLC, 7.375%, Due 12/31/2013 ...          100        102
   NRG Energy, Inc.,
      7.25%, Due 2/1/2014 .............................          300        301
      7.375%, Due 2/1/2016 ............................        1,500      1,502
      7.375%, Due 1/15/2017 ...........................        1,750      1,750
   Peabody Energy Corp.,
      6.875%, Due 3/15/2013 ...........................          300        301
      7.375%, Due 11/1/2016 ...........................          200        208
   PetroHawk Energy Corp., 9.125%, Due 7/15/2013 ......        1,125      1,164
   PetroQuest Energy, Inc., 10.375%, Due 5/15/2012 ....        3,000      3,128
   Swift Energy Co.,
      7.625%, Due 7/15/2011 ...........................          900        916
      9.375%, Due 5/1/2012 ............................          750        787
   Tenaska, Inc., 6.528%, Due 12/30/2014 ++ ...........        1,292      1,260
                                                                       --------
                                                                         33,280
                                                                       --------
FINANCE - 3.65%
   American Real Estate Partners, L.P.,
      7.125%, Due 2/15/2013 ...........................        1,000        990
      7.125%, Due 2/15/2013 ++ ........................        1,750      1,732
   CPI International, Inc., 11.298%, Due 2/1/2015 # ...        1,750      1,782
   E*Trade Financial Corp., 8.00%, Due 6/15/2011 ......        3,075      3,210
   National Health Investors, Inc., 7.30%,
      Due 7/16/2007 ...................................        1,000        999
   Rainbow National Services LLC, 10.375%,
      Due 9/1/2014 ++ .................................        1,150      1,294
   Residential Capital Corp., 7.19%,
      Due 4/17/2009 ++ # ..............................        1,000      1,004
   Thornburg Mortgage, Inc., 8.00%, Due 5/15/2013 .....        1,610      1,602
                                                                       --------
                                                                         12,613
                                                                       --------
FOOD & DRUG RETAILING - 0.90%
   Rite Aid Corp.,
      8.125%, Due 5/1/2010 ............................        2,000      2,045
      9.50%, Due 2/15/2011 ............................        1,000      1,048
                                                                       --------
                                                                          3,093
                                                                       --------

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                              PAR
                                                            AMOUNT       VALUE
                                                          ----------   --------
                                                          (DOLLARS IN THOUSANDS)
FOOD/RESTAURANT - 0.50%
   Cott Beverages USA, Inc., 8.00%, Due 12/15/2011 ....     $  1,700   $  1,738
                                                                       --------
HEALTH CARE - 4.92%
   DaVita, Inc.,
      6.625%, Due 3/15/2013 ...........................          625        622
      7.25%, Due 3/15/2015 ............................        1,975      2,000
   HCA, Inc.,
      9.125%, Due 11/15/2014 ++ .......................          500        532
      6.50%, Due 2/15/2016 ............................          400        337
      9.25%, Due 11/15/2016 + ++ ......................        3,200      3,400
   Interactive Health, 8.00%, Due 4/1/2011 ++ .........        1,259        957
   Omnicare, Inc., 6.875%, Due 12/15/2015 .............        2,050      2,024
   Select Medical Corp., 7.625%, Due 2/1/2015 .........          575        515
   Skilled Healthcare Group, Inc., 11.00%,
      Due 1/15/2014 ++ ................................        1,300      1,449
   Tenet Healthcare Corp.,
      6.375%, Due 12/1/2011 ...........................          100         92
      9.875%, Due 7/1/2014 ............................          700        710
   US Oncology Holdings, Inc., 10.675%,
      Due 3/15/2015 # .................................        1,000      1,018
   US Oncology, Inc.,
      9.00%, Due 8/15/2012 ............................        1,500      1,590
      10.75%, Due 8/15/2014 ...........................        1,000      1,110
   Vanguard Health Holding Co. II LLC, 9.00%,
      Due 10/1/2014 ...................................          600        614
                                                                       --------
                                                                         16,970
                                                                       --------
HOTELS, RESTAURANTS & LEISURE - 6.35%
   AMC Entertainment, Inc.,
      9.624%, Due 8/15/2010 # .........................        1,275      1,316
      9.875%, Due 2/1/2012 ............................        1,600      1,682
   AMF Bowling Worldwide, Inc., 10.00%, Due 3/1/2010 ..        1,950      2,033
   Cinemark, Inc., Zero Coupon, Due 3/15/2014 ## # ....        1,350      1,191
   Host Hotels & Resorts LP, 6.875%,
      Due 11/1/2014 ++ ................................          400        402
   Host Marriott LP, 7.125%, Due 11/1/2013 ............          400        406
   Majestic Star Casino LLC, 9.50%, Due 10/15/2010 ....        1,500      1,568
   MGM Mirage,
      6.75%, Due 4/1/2013 .............................          500        491
      6.625%, Due 7/15/2015 ...........................        1,000        955
      6.875%, Due 4/1/2016 ............................        2,750      2,654
   Royal Caribbean Cruises Ltd., 7.25%,
      Due 3/15/2018 ...................................          800        815
   San Pasqual Casino Development Group, 8.00%,
      Due 9/15/2013 ++ ................................        1,800      1,836
   Station Casinos, Inc.,
      6.875%, Due 3/1/2016 ............................          400        366
      7.75%, Due 8/15/2016 + ..........................        1,300      1,326
   Travelport Ltd., 9.994%, Due 9/1/2014 ++ # .........        1,050      1,072
   Turning Stone Casino Resort, 9.125%,
      Due 12/15/2010 ++ ...............................        3,710      3,784
                                                                       --------
                                                                         21,897
                                                                       --------

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                             PAR
                                                            AMOUNT       VALUE
                                                          ----------   --------
                                                          (DOLLARS IN THOUSANDS)
INDUSTRIALS - 16.20%
   Ahern Rentals, Inc., 9.25%, Due 8/15/2013 ..........   $    1,250   $  1,302
   Ainsworth Lumber Company Ltd., 6.75%,
      Due 3/15/2014 ...................................        1,000        760
   Allied Waste North America, Inc., 5.75%,
      Due 2/15/2011 ...................................          600        582
   Alpha Natural Resources, LLC, 10.00%,
      Due 6/1/2012 ....................................        2,000      2,165
   Altra Industrial Motion, Inc., 9.00%,
      Due 12/1/2011 ...................................        1,100      1,136
   Baldor Electric Co., 8.625%, Due 2/15/2017 .........        1,000      1,033
   BCP Crystal US Holdings Corp., 9.625%,
      Due 6/15/2014 ...................................          600        663
   Bombardier, Inc., 8.00%, Due 11/15/2014 ++ .........          200        206
   Buckeye Technologies, Inc., 8.00%, Due 10/15/2010 ..          400        400
   Case New Holland, Inc.,
      9.25%, Due 8/1/2011 .............................        2,725      2,889
      7.125%, Due 3/1/2014 ............................          500        512
   Casella Waste Systems, Inc., 9.75%, Due 2/1/2013 ...          690        725
   CHC Helicopter Corp., 7.375%, Due 5/1/2014 .........        1,287      1,253
   Clean Harbors, Inc., 11.25%, Due 7/15/2012 .........          650        723
   Communications & Power Industries, Inc., 8.00%,
      Due 2/1/2012 ....................................        1,500      1,545
   Crown Americas LLC, 7.75%, Due 11/15/2015 ..........          600        621
   Crystal US Holdings 3 LLC / Crystal US Sub 3 Corp,
      10.50%, Due 10/1/2014 # .........................        2,500      2,175
   DRS Technologies, Inc.,
      6.875%, Due 11/1/2013 ...........................          500        495
      7.625%, Due 2/1/2018 ............................          100        102
   Dycom Industries, Inc., 8.125%, Due 10/15/2015 .....        1,500      1,560
   GenCorp, Inc., 9.50%, Due 8/15/2013 ................        1,500      1,598
   Graphic Packaging International Corp.,
      8.50%, Due 8/15/2011 ............................          100        104
      9.50%, Due 8/15/2013 ............................          300        318
   The Greenbrier Companies, Inc., 8.375%,
      Due 5/15/2015 ...................................        1,425      1,421
   GSC Holdings Corp., 8.00%, Due 10/1/2012 ...........          500        529
   GST Equipment Funding, Inc., 13.25%, Due 5/1/2007
      SS * ............................................        2,500         --
   Impress Holdings BV, 8.585%, Due 9/15/2013 ++ # ....        1,400      1,400
   Intertape Polymer US, Inc., 8.50%, Due 8/1/2014 ....        1,300      1,190
   Jacuzzi Brands, Inc., 9.625%, Due 7/1/2010 .........        1,060      1,126
   Jefferson Smurfit Corp., 8.25%, Due 10/1/2012 + ....        1,300      1,303
   Johnsondiversey Holdings, Inc., Zero Coupon,
      Due 5/15/2013 ## # ..............................          100        100
   NBTY, Inc., 7.125%, Due 10/1/2015 ..................        1,800      1,796
   Nell AF SARL, 8.375%, Due 8/15/2015 + ++ ...........        1,500      1,549
   Nortek, Inc., 8.50%, Due 9/1/2014 ..................          600        595
   Nova Chemicals Corp., 8.502%, Due 11/15/2013 # .....        1,320      1,313
   Novelis, Inc., 7.25%, Due 2/15/2015                           700        718
   Owens-Brockway Glass Containers, Inc.,
      8.75%, Due 11/15/2012 ...........................        1,500      1,586
      8.25%, Due 5/15/2013 ............................        1,750      1,824
      6.75%, Due 12/1/2014 ............................          700        690
   Pipe Acquisition Finance PLC, 11.604%,
      Due 12/15/2010 ++ # .............................        1,100      1,128

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                             PAR
                                                            AMOUNT       VALUE
                                                          ----------   --------
                                                          (DOLLARS IN THOUSANDS)
   Plastipak Holdings, Inc., 8.50%,
      Due 12/15/2015 ++ ...............................   $    1,475   $  1,541
   Polypore, Inc., 8.75%, Due 5/15/2012 + .............          725        740
   RBS Global, Inc., 9.50%, Due 8/1/2014 ++ ...........          600        621
   Sanmina-SCI Corp., 8.125%, Due 3/1/2016 ............          600        571
   Smurfit Kappa Funding PLC, 7.75%, Due 4/1/2015 .....          600        604
   Solectron Corp., 8.00%, Due 3/15/2016 ..............          500        500
   Stewart & Stevenson LLC, 10.00%, Due 7/15/2014 ++ ..        1,000      1,040
   Superior Essex Communications, 9.00%,
      Due 4/15/2012 ...................................        2,400      2,454
   Terex Corp., 7.375%, Due 1/15/2014 + ...............        1,760      1,795
   TransDigm, Inc., 7.75%, Due 7/15/2014 ++ ...........          500        505
   Tube City IMS Corp., 9.75%, Due 2/1/2015 ++ ........          200        205
   United Rentals North America, Inc.,
      6.50%, Due 2/15/2012 ............................        1,650      1,625
      7.75%, Due 11/15/2013 + .........................        1,500      1,511
   WCA Waste Corp., 9.25%, Due 6/15/2014 ..............        1,000      1,040
                                                                       --------
                                                                         55,887
                                                                       --------
MATERIALS - 5.23%
   Abitibi-Consolidated, Inc.,
      6.00%, Due 6/20/2013 + ..........................        1,000        873
      8.375%, Due 4/1/2015 ............................          200        195
   Compass Minerals International, Inc., Zero Coupon,
      Due 6/1/2013 ## # ...............................        1,825      1,754
   Hercules, Inc., 6.75%, Due 10/15/2029 ..............        1,750      1,724
   Hexion US Finance Corp/Hexion Nova Scotia Finance
      ULC, 9.75%, Due 11/15/2014 ++ ...................        1,000      1,045
   Ineos Group Holdings Plc, 8.50%,
      Due 2/15/2016 + ++ ..............................        1,150      1,101
   Nalco Co., 8.875%, Due 11/15/2013 ..................          700        743
   Neenah Paper, Inc., 7.375%, Due 11/15/2014 + .......        2,450      2,358
   The Newark Group, Inc., 9.75%, Due 3/15/2014 .......        2,200      2,263
   OM Group, Inc., 9.25%, Due 12/15/2011 ..............        1,750      1,818
   Phibro Animal Health Corp., 10.00%,
      Due 8/1/2013 ++ .................................        1,250      1,297
   Rhodia SA, 10.25%, Due 6/1/2010 + ..................        2,525      2,878
                                                                       --------
                                                                         18,049
                                                                       --------
MEDIA - 4.77%
   Advanstar Communications, Inc.,
      10.75%, Due 8/15/2010 ...........................        1,500      1,613
      12.00%, Due 2/15/2011 ...........................        1,375      1,430
   Allbritton Communications Co., 7.75%,
      Due 12/15/2012 ..................................        1,608      1,636
   American Media Operations, Inc., 10.25%,
      Due 5/1/2009 ....................................        1,250      1,200
   Idearc, Inc., 8.00%, Due 11/15/2016 ++ .............        2,750      2,795
   IESY Repository GmbH, 10.375%, Due 2/15/2015 + ++ ..        1,500      1,485
   Kabel Deutschland GmbH, 10.625%, Due 7/1/2014 ......        1,156      1,290
   LBI Media, Inc., 10.125%, Due 7/15/2012 ............        1,000      1,061
   R.H. Donnelley Corp., 8.875%, Due 1/15/2016 ........          700        733
   The Sheridan Group, Inc., 10.25%, Due 8/15/2011 ....        2,125      2,218
   WMG Acquisition Corp., 7.375%, Due 4/15/2014 .......        1,000        985
                                                                       --------
                                                                         16,446
                                                                       --------

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                             PAR
                                                            AMOUNT       VALUE
                                                          ----------   --------
                                                          (DOLLARS IN THOUSANDS)
OIL & GAS - 1.21%
   Pogo Producing Co.,
      7.875%, Due 5/1/2013 ............................   $      300   $    302
      6.875%, Due 10/1/2017 ...........................          300        283
   Regency Energy Partners LP/Regency Energy Finance
      Corp., 8.375%, Due 12/15/2013 ++ ................        2,350      2,356
   Stone Energy Corp., 8.11%, Due 7/15/2010 ++ # ......        1,250      1,248
                                                                       --------
                                                                          4,189
                                                                       --------
PHARMACEUTICALS - 0.83%
   Elan Finance PLC/Elan Finance Corp.,
      8.875%, Due 12/1/2013 ++ ........................        1,800      1,782
      9.496%, Due 12/1/2013 ++ # ......................        1,075      1,067
                                                                       --------
                                                                          2,849
                                                                       --------
REAL ESTATE - 0.18%
   Forest City Enterprises, Inc., 7.625%,
      Due 6/1/2015 ....................................          600        617
                                                                       --------
RETAIL - 2.45%
   Jostens Holding, 10.25%, Due 12/1/2013 # ...........        1,900      1,720
   Jostens IH Corp., 7.625%, Due 10/1/2012 ............          700        714
   Michaels Stores, Inc., 10.00%, Due 11/1/2014 ++ ....          600        640
   Phillips-Van Heusen Corp.,
      8.125%, Due 5/1/2013 ............................          735        772
      7.75%, Due 11/15/2023 ...........................        1,800      1,890
   Rafaella Apparel Group, Inc., 11.25%,
      Due 6/15/2011 ++ ................................        1,341      1,375
   Susser Holdings LLC, 10.625%, Due 12/15/2013 .......        1,236      1,347
                                                                       --------
                                                                          8,458
                                                                       --------
SERVICES - 0.70%
   Knowledge Learning Corp, Inc., 7.75%,
      Due 2/1/2015 ++ .................................        2,500      2,431
                                                                       --------
TECHNOLOGY - 3.39%
   Amkor Technology, Inc., 7.75%, Due 5/15/2013 + .....        2,000      1,885
   Celestica, Inc., 7.875%, Due 7/1/2011 + ............        2,000      1,955
   Freescale Semiconductor, Inc.,
      8.875%, Due 12/15/2014 ++ .......................          700        697
      9.125%, Due 12/15/2014 ++ .......................        2,500      2,484
      9.244%, Due 12/15/2014 + ++ # ...................        1,250      1,244
   NXP b.v., 7.875%, Due 10/15/2014 ++                           600        620
   Sungard Data Systems, Inc.,
      9.125%, Due 8/15/2013 ...........................        1,950      2,052
      10.25%, Due 8/15/2015 ...........................          700        752
                                                                       --------
                                                                         11,689
                                                                       --------
TELECOMMUNICATION SERVICES - 2.56%
   Block Communications, Inc., 8.25%,
      Due 12/15/2015 ++ ...............................        2,000      2,020
   Cablevision Systems Corp., 8.00%, Due 4/15/2012 ....          300        303
   Dobson Cellular Systems, Inc.,
      8.375%, Due 11/1/2011 ...........................        1,800      1,901
      9.875%, Due 11/1/2012 ...........................          600        653

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                             PAR
                                                            AMOUNT       VALUE
                                                          ----------   --------
                                                          (DOLLARS IN THOUSANDS)
   Inmarsat Finance PLC, Zero Coupon,
      Due 11/15/2012 ## # .............................   $      300   $    278
   Millicom International Cellular SA, 10.00%,
      Due 12/1/2013 ...................................          600        658
   Rural Cellular Corp., 8.25%, Due 3/15/2012 .........        1,250      1,303
   Stratos Global Corp., 9.875%, Due 2/15/2013 ........        1,200      1,179
   Windstream Corp., 8.625%, Due 8/1/2016 .............          500        546
                                                                       --------
                                                                          8,841
                                                                       --------
TELEPHONE - 0.17%
   Wind Acquisition Finance SA, 10.75%,
      Due 12/1/2015 ++ ................................          500        576
                                                                       --------
TOBACCO - 0.24%
   Reynolds American, Inc., 7.625%, Due 6/1/2016 ......          800        846
                                                                       --------
TOTAL CORPORATE OBLIGATIONS                                             316,703
                                                                       --------

                                                            SHARES
                                                          ----------
SHORT TERM INVESTMENTS - 6.45%
   American Beacon Money Market Select Fund @ .........   22,256,602     22,257
SECURITIES LENDING COLLATERAL - 8.05%
   AIM Short-Term Investment Company
      Liquid Asset Fund ...............................      675,487        675

                                                             PAR
                                                            AMOUNT
                                                          ----------
   Citigroup Global Markets, Inc. Master Note .........       10,000     10,000
   CRE-8 Funding LLC ..................................       10,110     10,110
   Merrill Lynch Pierce Fenner & Smith, Inc.
      Tri Party Repo ..................................        7,000      7,000
                                                                       --------
TOTAL SECURITIES LENDING COLLATERAL                                      27,785
                                                                       --------
TOTAL INVESTMENTS - 106.28% (COST $362,934)                            $366,745
LIABILITIES, NET OF OTHER ASSETS - (6.28%)                              (21,672)
                                                                       --------
TOTAL NET ASSETS - 100.00%                                             $345,073
                                                                       ========


Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at January 31, 2007.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $72,098 or 20.89% of net assets. The Fund has no right to demand registration of these securities.

# The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

SS   In Default

* Valued at fair value pursuant to procedures approved by the Board of Trustees.

@    The Fund/Trust is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2007 (Unaudited)

                                                               PAR
                                                             AMOUNT       VALUE
                                                          -----------   --------
                                                          (DOLLARS IN THOUSANDS)
CORPORATE OBLIGATIONS - 28.85%
BANKS - 5.06%
   Banco Popular North America, Inc.,
      4.25%, Due 4/1/2008 .............................   $       200   $    197
   Bank of America Corp.,
      3.375%, Due 2/17/2009 ...........................           200        193
      5.375%, Due 8/15/2011 ...........................           385        387
   Bank One Corp.,
      5.90%, Due 11/15/2011 ...........................           440        449
      4.90%, Due 4/30/2015 ............................           200        191
   Capital One Bank,
      6.70%, Due 5/15/2008 ............................           350        355
      5.125%, Due 2/15/2014 + .........................           220        215
   Credit Suisse First Boston,
      6.50%, Due 5/1/2008 ++ ..........................           350        354
   ING Bank, NV, 5.125%, Due 5/1/2015 ++ ..............           250        242
   JP Morgan Chase & Co., 6.75%, Due 2/1/2011 .........           500        523
   National City Bank, 4.50%, Due 3/15/2010 ...........           600        582
   Synovus Financial Corp., 4.875%, Due 2/15/2013 .....           200        194
   Wachovia Corp., 5.70%, Due 8/1/2013 + ..............           245        249
   Washington Mutual Finance Corp.,
      6.875%, Due 5/15/2011 ...........................           230        243
   Washington Mutual, Inc.,
      8.25%, Due 4/1/2010 .............................           200        215
      4.625%, Due 4/1/2014 ............................           350        327
                                                                        --------
                                                                           4,916
                                                                        --------
COMMUNICATIONS - 1.06%
   Comcast Cable Communications Holdings, Inc.,
      8.375%, Due 3/15/2013 ...........................           350        399
   Comcast Corp.,
      5.30%, Due 1/15/2014 ............................           220        215
      5.875%, Due 2/15/2018 ...........................           135        134
   Time Warner, Inc., 7.70%, Due 5/1/2032 .............           250        283
                                                                        --------
                                                                           1,031
                                                                        --------
CONSUMER DISCRETIONARY - 0.52%
   Wal-Mart Stores, Inc.,
      4.55%, Due 5/1/2013 .............................           280        268
      7.55%, Due 2/15/2030 ............................           200        239
                                                                        --------
                                                                             507
                                                                        --------
ENERGY - 0.86%
   Canadian Natural Resources Ltd.,
      6.00%, Due 8/15/2016 ............................           215        215
   Enbridge Energy Partners LP,
      5.875%, Due 12/15/2016 ..........................           130        129
   EOG Resources, Inc., 4.75%, Due 3/15/2014 ++ .......           225        214
   Pemex Project Funding Master Trust,
      8.50%, Due 2/15/2008 ............................           275        282
                                                                        --------
                                                                             840
                                                                        --------
FINANCE - 4.98%
   American General Finance Corp.,
      5.375%, Due 9/1/2009 + ..........................           385        384

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                              PAR
                                                             AMOUNT       VALUE
                                                          -----------   --------
                                                          (DOLLARS IN THOUSANDS)
      4.875%, Due 5/15/2010 ...........................   $       200   $    197
   Ameriprise Financial, Inc., 5.35%, Due 11/15/2010 ..           335        335
   The Bear Stearns Cos., Inc., 2.875%, Due 7/2/2008 ..           400        387
   General Electric Capital Corp.,
      4.375%, Due 3/3/2012 ............................           350        335
   The Goldman Sachs Group, Inc.,
      4.75%, Due 7/15/2013 ............................           250        240
   HSBC Finance Corp., 5.25%, Due 1/14/2011 + .........           800        798
   International Lease Finance Corp.,
      6.375%, Due 3/15/2009 ...........................           250        255
   John Deere Capital Corp., 5.40%, Due 10/17/2011 ....           235        234
   Lehman Brothers Holdings, Inc.,
      4.25%, Due 1/27/2010 ............................           200        194
   Merrill Lynch & Co., Inc.,
      6.00%, Due 2/17/2009 ............................           500        507
      5.45%, Due 7/15/2014 + ..........................           160        160
      6.11%, Due 1/29/2037 ............................           190        188
   SLM Corp.,
      4.50%, Due 7/26/2010 ............................           400        389
      5.45%, Due 4/25/2011 ............................           240        240
                                                                        --------
                                                                           4,843
                                                                        --------
INDUSTRIALS - 5.91%
   Abbott Laboratories, 5.60%, Due 5/15/2011 ..........           170        172
   Amgen, Inc., 4.00%, Due 11/18/2009 .................           210        203
   Baxter International, Inc., 5.90%, Due 9/1/2016 ....           265        270
   BHP Billiton Finance USA Ltd.,
      4.80%, Due 4/15/2013 ............................           200        193
   Bunge Ltd Finance Corp.,
      7.80%, Due 10/15/2012 ...........................           150        162
      5.35%, Due 4/15/2014 ............................           100         96
   Caterpillar Financial Services Corp.,
      4.15%, Due 1/15/2010 ............................           200        194
   Caterpillar, Inc., 6.05%, Due 8/15/2036 ............           145        148
   Cisco Systems, Inc., 5.50%, Due 2/22/2016 ..........           270        269
   CRH America, Inc., 6.00%, Due 9/30/2016 ............           135        136
   CSX Corp., 6.75%, Due 3/15/2011 ....................           190        199
   DaimlerChrysler NA Holding Corp.,
      4.75%, Due 1/15/2008 ............................           175        174
      5.875%, Due 3/15/2011 ...........................           200        200
   John Deere Capital Corp., 4.125%, Due 1/15/2010 ....           500        483
   Lockheed Martin Corp., 7.20%, Due 5/1/2036 .........           165        193
   Martin Marietta Materials, Inc.,
      6.90%, Due 8/15/2007 ............................           300        301
   Masco Corp., 6.125%, Due 10/3/2016 + ...............           135        136
   Motorola, Inc., 8.00%, Due 11/1/2011 ...............           245        269
   Nissan Motor Acceptance Corp.,
      5.625%, Due 3/14/2011 ++ ........................           300        299
   Norfolk Southern Corp., 8.625%, Due 5/15/2010 ......           190        208
   Schering-Plough Corp., 6.75%, Due 12/1/2033 + ......           340        367
   Union Pacific Corp.,
      3.875%, Due 2/15/2009 ...........................           335        325
      6.50%, Due 4/15/2012 + ..........................           200        209
   Weyerhaeuser Co., 5.95%, Due 11/1/2008 .............           210        211

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                              PAR
                                                             AMOUNT       VALUE
                                                          -----------   --------
                                                          (DOLLARS IN THOUSANDS)
   Wyeth Corp., 5.50%, Due 2/1/2014 ...................   $       335   $    334
                                                                        --------
                                                                           5,751
                                                                        --------
INSURANCE - 2.97%
   Aegon Funding Corp., 5.75%, Due 12/15/2020 .........           200        200
   American International Group, Inc.,
      6.25%, Due 5/1/2036 .............................           200        210
   ASIF Global Financing, 3.90%, Due 10/22/2008 ++ ....           300        293
   Hartford Financial Services Group, Inc.,
      5.663%, Due 11/16/2008 ..........................           310        310
   John Hancock Global Funding II,
      7.90%, Due 7/2/2010 ++ ..........................           500        538
   Lincoln National Corp., 4.75%, Due 2/15/2014 .......           100         95
   MetLife, Inc.,
      5.375%, Due 12/15/2012 + ........................           240        239
      5.00%, Due 6/15/2015 ............................           170        164
   Metropolitan Life Global Funding I,
      4.625%, Due 8/19/2010 ++ ........................           300        293
   Prudential Financial, Inc.,
      3.75%, Due 5/1/2008 .............................           130        127
      4.50%, Due 7/15/2013 ............................           225        213
      5.10%, Due 9/20/2014 ............................           210        204
                                                                        --------
                                                                           2,886
                                                                        --------
REAL ESTATE - 1.71%
   Equity Residential, 5.125%, Due 3/15/2016 ..........           185        179
   iStar Financial, Inc., 5.875%, Due 3/15/2016 + .....           300        295
   ProLogis,
      5.50%, Due 4/1/2012 .............................           200        199
      5.625%, Due 11/15/2016 ..........................           200        198
   ProLogis Trust, 7.10%, Due 4/15/2008 ...............           220        223
   Simon Property Group LP,
      6.375%, Due 11/15/2007 ..........................           200        201
      5.375%, Due 6/1/2011 ............................           200        199
      5.00%, Due 3/1/2012 .............................           170        166
                                                                        --------
                                                                           1,660
                                                                        --------
TECHNOLOGY - 0.44%
   Cisco Systems, Inc., 5.25%, Due 2/22/2011 ..........           425        425
                                                                        --------
TELEPHONE - 2.34%
   America Movil S.A. de C.V., 6.375%, Due 3/1/2035 ...           295        285
   AT&T, Inc.,
      5.10%, Due 9/15/2014 ............................           220        213
      5.625%, Due 6/15/2016 + .........................           200        199
      6.80%, Due 5/15/2036 + ..........................           100        106
   Cingular Wireless Services, Inc.,
      8.75%, Due 3/1/2031 .............................           170        220
   Deutsche Telekom AG, 8.00%, Due 6/15/2010 ..........           150        162
   Nextel Communications, Inc.,
      6.875%, Due 10/31/2013 ..........................           290        294
   Sprint Capital Corp., 8.375%, Due 3/15/2012 ........           200        222
   Telecom Italia S.p.A., 4.00%, Due 11/15/2008 .......           220        214
   Telefonica Emisiones SAU, 5.984%, Due 6/20/2011 + ..           160        162

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                              PAR
                                                             AMOUNT       VALUE
                                                          -----------   --------
                                                          (DOLLARS IN THOUSANDS)
   Telefonos de Mexico, S.A. de C.V.,
      5.50%, Due 1/27/2015 + ..........................   $       200   $    194
                                                                        --------
                                                                           2,271
                                                                        --------
UTILITIES - 3.00%
   Columbus Southern Power Co., 5.50%, Due 3/1/2013 ...           320        318
   Dominion Resources, Inc., Series A,
      5.60%, Due 11/15/2016 ...........................           135        134
   Duke Energy Indiana, Inc., 6.05%, Due 6/15/2016 + ..           205        208
   FPL Group Capital, Inc., 5.625%, Due 9/1/2011 ......           390        393
   MidAmerican Energy Holdings Co.,
      5.875%, Due 10/1/2012 ...........................           405        412
      6.125%, Due 4/1/2036 ............................           200        201
   Public Service Enterprise Group, Inc.,
      6.95%, Due 6/1/2012 .............................           355        377
   Puget Sound Energy, Inc., 6.274%, Due 3/15/2037 ....           160        161
   Southern Power Co., 6.25%, Due 7/15/2012 ...........           270        279
   Xcel Energy, Inc., 7.00%, Due 12/1/2010 ............           410        431
                                                                        --------
                                                                           2,914
                                                                        --------
   TOTAL CORPORATE OBLIGATIONS                                            28,044
                                                                        --------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 7.50%
   Banc of America Commercial Mortgage, Inc., 2005-6,
      5.001%, Due 9/10/2047 ...........................           346        342
   Banc of America Mortgage Securities, Inc.,
      2004-8 3A1, 5.25%, Due 10/25/2019 ...............           690        682
      4.779%, Due 5/25/2035 # .........................           400        394
   Bear Stearns Commercial Mortgage Securities, Inc.,
      2006-T22 A2, 5.467%, Due 4/12/2038 ..............           265        266
      2006-PW13 A4, 5.54%, Due 9/11/2041 ..............            95         95
      2004-PWR5 A4, 4.831%, Due 7/11/2042 .............           535        517
      2005-T20 A2, 5.127%, Due 10/12/2042 .............           430        426
   Chase Mortgage Finance Corp., 2006A1 A1,
      6.072%, Due 9/25/2036 # .........................         1,253      1,250
   Chase Mortgage Financial Trust, 2004-S1 A3,
      5.50%, Due 2/25/2019 ............................           278        277
   Citigroup Commercial Mortgage Trust, 2004-C2 A3,
      4.38%, Due 10/15/2041 ...........................           470        450
   Countrywide Home Loan, Inc., 2005-HYB8,
      5.414%, Due 12/20/2035 ..........................           367        366
   General Electric Capital Commercial Mortgage Corp.,
      2003-C2 A2, 4.17%, Due 7/10/2037 ................           312        305
   JP Morgan Chase Commercial Mortgage Securities
      Corp.,
      2004-CBX A4, 4.529%, Due 1/12/2037 ..............           255        246
      2005-LDP3 A1, 4.655%, Due 8/15/2042 .............           156        153
      2005-LDP4 A1, 4.613%, Due 10/15/2042 ............           125        124
      2005-LDP1 A2, 4.625%, Due 3/15/2046 .............           505        494
   Prime Mortgage Trust, 2005-2,
      5.25%, Due 7/25/2020 ............................           461        456
   Residential Asset Mortgage Products, Inc.,
      2004-RS12, 3.767%, Due 2/25/2027 ................            10         10
   Wells Fargo Mortgage Backed Securities Trust,
      2006-11 A8, 6.00%, Due 9/25/2036 ................           437        436
                                                                        --------
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS                            7,289
                                                                        --------
ASSET-BACKED SECURITIES - 2.72%
   American Express Credit Account Master Trust,
      2006-2 A, 5.35%, Due 1/15/2014 ..................           800        805
   Capital Auto Receivables Asset Trust,
      2006-SN1A A4A, 5.32%, Due 3/20/2010 ++ ..........           300        299

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                              PAR
                                                             AMOUNT       VALUE
                                                          -----------   --------
                                                          (DOLLARS IN THOUSANDS)
   Capital One Multi-Asset Execution Trust,
      2006-A10 A10, 5.15%, Due 6/15/2014 ..............   $       550   $    549
   CarMax Auto Owner Trust, 2005-3 A4,
      4.91%, Due 1/18/2011 ............................           500        496
   Volkswagen Auto Loan Enhanced Trust, 2005-1 A4,
      4.86%, Due 4/20/2012 ............................           500        495
                                                                        --------
   TOTAL ASSET-BACKED SECURITIES ......................                    2,644
                                                                        --------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 30.76%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.28%
      5.50%, Due 9/1/2017 .............................           253        253
      4.50%, Due 3/1/2019 .............................           687        660
      5.00%, Due 10/1/2020 ............................           692        676
      5.00%, Due 7/1/2021 .............................           594        581
      5.50%, Due 11/1/2021 ............................           487        485
      8.00%, Due 7/1/2027 .............................           121        128
      6.50%, Due 9/1/2028 .............................           101        104
      6.00%, Due 8/1/2029 .............................           349        353
      5.00%, Due 8/1/2033 .............................           842        811
      6.00%, Due 8/1/2034 .............................           609        612
      5.50%, Due 1/1/2035 .............................           954        941
      6.50%, Due 4/1/2035 .............................            54         55
      5.50%, Due 6/1/2035 .............................           946        932
      5.00%, Due 8/1/2035 .............................           550        528
      5.00%, Due 9/1/2035 .............................           458        440
      6.00%, Due 11/1/2036 ............................           975        978
      5.91%, Due 12/1/2036 # ..........................           645        651
      5.87%, Due 1/1/2037 # ...........................           805        813
                                                                        --------
                                                                          10,001
                                                                        --------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 17.60%
      Pool # 488099, 5.50%, Due 2/1/2014 ..............           346        346
      Pool # 545449, 6.50%, Due 2/1/2017 ..............           333        341
      Pool # 545823, 5.50%, Due 8/1/2017 ..............           438        437
      Pool # 254545, 5.00%, Due 12/1/2017 .............         1,101      1,079
      Pool # 254865, 4.50%, Due 9/1/2018 ..............           732        704
      Pool # 747824, 5.50%, Due 11/1/2018 .............           205        204
      Pool # 747844, 5.50%, Due 12/1/2018 .............           181        181
      Pool # 837219, 4.00%, Due 8/1/2020 ..............           529        495
      Pool # 745562, 5.50%, Due 4/1/2021 ..............            22         22
      Pool # 100293, 9.50%, Due 8/1/2029 ..............           128        139
      Pool # 555880, 5.50%, Due 11/1/2033 .............         1,110      1,095
      Pool # 725238, 5.00%, Due 3/1/2034 ..............         1,060      1,020
      Pool # 725866, 4.50%, Due 9/1/2034 ..............           579        540
      Pool # 793600, 4.988%, Due 9/1/2034 .............           329        326
      Pool # 735224, 5.50%, Due 2/1/2035 ..............         1,353      1,335
      Pool # 835760, 4.50%, Due 9/1/2035 ..............           425        396
      Pool # 844809, 5.00%, Due 11/1/2035 .............           934        897

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                              PAR
                                                             AMOUNT       VALUE
                                                          -----------   --------
                                                          (DOLLARS IN THOUSANDS)
      Pool # 850280, 5.50%, Due 12/1/2035 .............   $       479   $    471
      Pool # 849299, 5.50%, Due 1/1/2036 ..............           894        880
      Pool # 866593, 5.50%, Due 1/1/2036 ..............           887        873
      Pool # 745418, 5.50%, Due 4/1/2036 ..............           930        915
      Pool # 745515, 5.00%, Due 5/1/2036 ..............           260        250
      Pool # 872306, 6.50%, Due 5/1/2036 ..............           344        349
      Pool # 884032, 6.50%, Due 5/1/2036 ..............         1,110      1,129
      Pool # 893688, 6.00%, Due 10/1/2036 .............            10         10
      Pool # 898307, 6.00%, Due 11/1/2036 .............           893        896
      Pool # 905058, 6.00%, Due 11/1/2036 .............           885        888
      Pool # 902784, 6.00%, Due 12/1/2036 .............           891        894
                                                                        --------
                                                                          17,112
                                                                        --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.88%
      2006-9 A, 4.201%, Due 8/16/2026 .................           379        368
      Pool # 780747, 6.50%, Due 3/15/2028 .............           589        605
      Pool # 781273, 6.00%, Due 4/15/2031 .............           403        408
      Pool # 781564, 6.00%, Due 2/15/2033 .............           407        411
      Pool # 781690, 6.00%, Due 12/15/2033 ............           315        319
      Pool # 003515, 5.50%, Due 2/20/2034 .............           695        687
                                                                        --------
                                                                           2,798
                                                                        --------
   TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS ......                   29,911
                                                                        --------
U.S. AGENCY OBLIGATIONS - 3.79%
FEDERAL HOME LOAN BANK - 1.54%
      5.00%, Due 10/16/2009 ...........................         1,005        999
      5.25%, Due 11/3/2009 ............................           500        500
                                                                        --------
                                                                           1,499
                                                                        --------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.69%
      5.25%, Due 2/24/2011 ............................         1,260      1,254
      5.875%, Due 3/21/2011 ...........................           380        388
                                                                        --------
                                                                           1,642
                                                                        --------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.56%
      5.125%, Due 1/2/2014 ............................           545        540
                                                                        --------
   TOTAL U.S. AGENCY OBLIGATIONS ......................                    3,681
                                                                        --------
U.S. TREASURY OBLIGATIONS - 23.33%
      4.875%, Due 5/31/2008 + .........................           250        249
      4.875%, Due 8/15/2009 + .........................           685        685
      3.50%, Due 11/15/2009 + .........................         1,000        965
      3.875%, Due 5/15/2010 + .........................         1,200      1,166
      4.875%, Due 4/30/2011 + .........................         1,700      1,703
      4.875%, Due 7/31/2011 + .........................         1,715      1,719
      4.375%, Due 8/15/2012 + .........................         2,100      2,058
      4.75%, Due 5/15/2014 + ..........................         4,330      4,310
      4.875%, Due 8/15/2016 + .........................         1,200      1,203
      4.625%, Due 11/15/2016 + ........................         2,455      2,417

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                              PAR
                                                             AMOUNT       VALUE
                                                          -----------   --------
                                                          (DOLLARS IN THOUSANDS)
      9.125%, Due 5/15/2018 + .........................   $       300   $    409
      7.875%, Due 2/15/2021 + .........................           750        965
      6.25%, Due 8/15/2023 + ..........................           650        739
      6.875%, Due 8/15/2025 + .........................           370        452
      5.25%, Due 11/15/2028 + .........................           550        568
      6.25%, Due 5/15/2030 + ..........................           950      1,115
      5.375%, Due 2/15/2031 + .........................           160        169
      4.50%, Due 2/15/2036 + ..........................         1,920      1,795
                                                                        --------
   TOTAL U.S. TREASURY OBLIGATIONS                                        22,687
                                                                        --------

                                                             SHARES
                                                          -----------
SHORT TERM INVESTMENTS - 2.51%
   American Beacon Money Market Select Fund SS ........     2,440,904      2,441
                                                                        --------
SECURITIES LENDING COLLATERAL - 25.76%
   American Beacon Cash Plus Trust Section ............    15,675,053     15,675
   American Beacon Money Market Select Fund SS ........     9,368,103      9,368
                                                                        --------
TOTAL SECURITIES LENDING COLLATERAL ...................                   25,043
                                                                        --------
TOTAL INVESTMENTS - 125.22% (COST $122,841) ...........                 $121,740
LIABILITIES, NET OF OTHER ASSETS - (25.22%) ...........                  (24,519)
                                                                        --------
TOTAL NET ASSETS - 100.00% ............................                 $ 97,221
                                                                        ========


     Percentages are stated as a percent of net assets.

+    All or a portion of this security is on loan at January 31, 2007.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,532 or 2.60% of net assets. The Fund has no right to demand registration of these securities.

# The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

SS   The Fund/Trust is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2007 (Unaudited)

                                                                PAR
                                                              AMOUNT      VALUE
                                                            ----------   -------
                                                                 (DOLLARS IN
                                                                 THOUSANDS)
CORPORATE OBLIGATIONS - 66.89%
BANKS - 24.18%
   Bank One Corp., 6.00%, Due 8/1/2008 ..................   $    2,000   $ 2,021
   Capital One Bank,
      6.70%, Due 5/15/2008 ..............................        1,100     1,116
      4.25%, Due 12/1/2008 ..............................        1,000       980
   Citigroup, Inc., 4.125%, Due 2/22/2010 ...............        1,000       969
   Comerica Bank, 6.00%, Due 10/1/2008 ..................        2,200     2,213
   FleetBoston Financial Corp., 3.85%, Due 2/15/2008 ....        2,500     2,459
   HSBC Bank USA NA, 3.875%, Due 9/15/2009 ..............        2,000     1,935
   National City Bank, 4.50%, Due 3/15/2010 .............        2,000     1,940
   National Westminster Bank PLC, 7.375%, Due
      10/1/2009 .........................................        2,000     2,095
   Wachovia Corp., 6.40%, Due 4/1/2008 ..................        2,500     2,525
   Washington Mutual, Inc., 8.25%, Due 4/1/2010 .........        2,000     2,153
                                                                         -------
                                                                          20,406
                                                                         -------
COMMUNICATIONS - 2.40%
   Comcast Cable Communications, Inc., 6.20%, Due
      11/15/2008 ........................................        2,000     2,029
                                                                         -------
ELECTRIC/GAS - 1.39%
   MidAmerican Energy Holdings Co., 3.50%, Due
      5/15/2008 .........................................        1,200     1,171
                                                                         -------
FINANCE - 21.03%
   The Bear Stearns Cos., Inc., 2.875%, Due 7/2/2008 ....        2,000     1,934
   Citigroup, Inc., 4.625%, Due 8/3/2010 ................        1,000       980
   Countrywide Home Loans, Inc., 3.25%, Due
      5/21/2008 + .......................................        2,000     1,947
   Credit Suisse USA, Inc., 4.70%, Due 6/1/2009 + .......        2,000     1,975
   General Electric Capital Corp., 4.125%, Due
      3/4/2008 + ........................................        3,000     2,962
   Goldman Sachs Group, Inc., 6.65%, Due 5/15/2009 ......        1,000     1,029
   ING Security Life Institutional Funding, 4.25%, Due
      1/15/2010 ++ ......................................        1,500     1,456
   iStar Financial, Inc., 5.375%, Due 4/15/2010 .........        1,000       990
   Lehman Brothers Holdings, Inc., 4.25%, Due
      1/27/2010 + .......................................        1,600     1,554
   Monumental Global Funding II, 4.625%, Due
      3/15/2010 ++ ......................................        1,000       977
   SLM Corp., 4.50%, Due 7/26/2010 + ....................        2,000     1,946
                                                                         -------
                                                                          17,750
                                                                         -------
INDUSTRIALS - 9.05%
Bunge Limited Finance Corp., 4.375%, Due 12/15/2008 .....        1,000       978
   Caterpillar Financial Services Corp., 4.15%, Due
      1/15/2010 .........................................        2,000     1,938
   DaimlerChrysler NA Holding Corp., 4.75%, Due
      1/15/2008 .........................................        2,050     2,032
   John Deere Capital Corp.,
      3.375%, Due 10/1/2007 .............................        1,000       987
      4.125%, Due 1/15/2010 .............................        1,350     1,305
   Nissan Motor Acceptance Corp., 4.625%, Due
      3/8/2010 ++ .......................................          410       397
                                                                         -------
                                                                           7,637
                                                                         -------

                             See accompanying notes

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

                                                                PAR
                                                              AMOUNT      VALUE
                                                            ----------   -------
                                                                 (DOLLARS IN
                                                                 THOUSANDS)
INSURANCE - 4.05%
   ASIF Global Financing, 3.90%, Due 10/22/2008 ++ ......   $    2,000   $ 1,954
   Metropolitan Life Global Funding I, 4.625%, Due
      8/19/2010 ++ ......................................        1,500     1,463
                                                                         -------
                                                                           3,417
                                                                         -------
REAL ESTATE - 2.39%
   Simon Property Group LP, 6.375%, Due 11/15/2007 ......        2,000     2,013
                                                                         -------
TELEPHONE - 2.40%
   AT&T Corp., 6.00%, Due 3/15/2009 .....................        2,000     2,022
                                                                         -------
   TOTAL CORPORATE OBLIGATIONS                                            56,445
                                                                         -------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.85%
   Banc of America Commercial Mortgage, Inc., 2005-6,
      5.001%, Due 9/10/2047 .............................          691       685
   Wachovia Bank Commercial Mortgage Trust, 2006-C23 A1,
      5.203%, Due 1/15/2045 .............................          883       877
                                                                         -------
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS                            1,562
                                                                         -------
ASSET-BACKED SECURITIES - 18.91%
   Banc of America Securities Auto Trust, 2005-WF1 A4,
      4.08%, Due 4/18/2010 ..............................        3,000     2,947
   Capital Auto Receivables Asset Trust,
      2006-SN1A A4A, 5.32%, Due 3/20/2010 ++ ............        2,000     1,996
      2006-1 A4, 5.04%, Due 5/17/2010 ...................          550       547
   Chase Manhattan Auto Owner Trust, 2006-A A4, 5.36%,
      Due 1/15/2013 .....................................        2,000     2,004
   DaimlerChrysler Auto Trust, 2004-C A4, 3.28%, Due
      12/8/2009 .........................................        3,000     2,942
   HSBC Automotive Trust, 2005-1 A4, 4.35%, Due
      6/18/2012 .........................................        2,000     1,963
   Volkswagen Auto Loan Enhanced Trust, 2005-1 A4, 4.86%,
      Due 4/20/2012 .....................................        1,500     1,486
   Wells Fargo Financial Auto Owner Trust, 2004-A A4,
      2.67%, Due 8/16/2010 ..............................        2,100     2,074
                                                                         -------
   TOTAL ASSET-BACKED SECURITIES                                          15,959
                                                                         -------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.83%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.25%
      Pool # 313430, 6.50%, Due 3/1/2012 ................          161       164
      Pool # 313522, 7.00%, Due 5/1/2012 ................          299       308
      Pool # 323980, 6.00%, Due 4/1/2014 ................          316       320
      Pool # 545038, 6.00%, Due 9/1/2014 ................          259       262
                                                                         -------
                                                                           1,054
                                                                         -------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.58%
      2006-18 A, 4.968%, Due 9/15/2008 ..................          968       958
      Pool # 351992, 6.00%, Due 12/15/2008 ..............          226       226
      2006-9 A, 4.201%, Due 8/16/2026 ...................        1,893     1,839
                                                                         -------
                                                                           3,023
                                                                         -------
   TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS                           4,077
                                                                         -------

                                                              SHARES
                                                            ----------
SHORT TERM INVESTMENTS - 6.31%
   American Beacon Money Market Select Fund # ...........    5,321,494     5,321
                                                                         -------

                             See accompanying notes

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED
January 31, 2007 (Unaudited)

SECURITIES LENDING COLLATERAL - 5.28%
   American Beacon Cash Plus Trust # ....................    2,789,784     2,790
   American Beacon Money Market Select Fund # ...........    1,667,298     1,667
                                                                         -------
   TOTAL SECURITIES LENDING COLLATERAL                                     4,457
                                                                         -------
TOTAL INVESTMENTS - 104.07% (COST $89,236)                               $87,821
LIABILITIES, NET OF OTHER ASSETS - (4.07%)                                (3,431)
                                                                         -------
TOTAL NET ASSETS - 100.00%                                               $84,390
                                                                         =======


     Percentages are stated as a percent of net assets.

+    All or a portion of this security is on loan at January 31, 2007.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,243 or 9.77% of net assets. The Fund has no right to demand registration of these securities.

#    The Fund/Trust is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
Security Valuation

          Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

          Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. When a price is unavailable from a pricing service or when the price provided by the pricing service is deemed not to represent fair value, the prices of debt securities may be determined using quotes obtained from brokers.

          Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method which approximates market value.

          Securities for which the market prices are not readily available or are not reflective of the fair value of the security,as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the "Board").

          Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant such that they will, in the judgement of the pricing committee of the funds, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

     Currency Translation

          All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer.

     Securities Lending

          Each fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned and initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is marked to market and monitored daily. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent (the "Agent") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements.

AMERICAN BEACON FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
          Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

     Cost of Investments for Federal Income Tax Purposes

          As of January 31, 2007, the cost of investments for federal income tax purposes was as follows (in thousands):

                               Cost Basis of
                              Investments for                                 Net Unrealized
                               Federal Income    Unrealized     Unrealized     Appreciation/
           Fund                 Tax Purposes    Appreciation   Depreciation   (Depreciation)
           ----               ---------------   ------------   ------------   --------------
Balanced                         1,089,653         158,662         (7,252)       151,410
Large Cap Value                  5,496,304         747,900        (16,461)       731,439
Large Cap Growth                   111,193           9,058           (856)         8,202
Mid-Cap Value                      151,211          10,880           (959)         9,921
Small Cap Value                  3,671,772         558,370        (70,326)       488,044
Small Cap Value Opportunity          8,942             606           (142)           464
International Equity             2,390,815         848,452        (30,660)       817,792
Emerging Markets                   144,199          46,539         (2,620)        43,919
High Yield Bond                    335,237           5,874         (2,151)         3,723
Enhanced Income                    133,696           3,554         (1,102)         2,452
Intermediate Bond                  122,845             173         (1,278)        (1,105)
Short-Term Bond                     89,237              39         (1,455)        (1,416)

ITEM 2. CONTROLS AND PROCEDURES.
(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By: /s/ Douglas G. Herring
    --------------------
    Douglas G. Herring
    President

Date: March 29, 2007
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Douglas G. Herring
    --------------------
    Douglas G. Herring
    President

Date: March 29, 2007
      ------------------


By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: March 29, 2007
      ------------------